                                              Registration No. 33-53532/811-7300

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /
                         -------------------------------

                       Post-Effective Amendment No. 19 /X/
                       -----------------------------------

                                      and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 19 /X/
                              --------------------
                       (Check appropriate box or boxes.)

                          SAFECO Tax-Exempt Bond Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                    10865 Willows Road NE, Redmond, WA 98052
                (Address of Principal Executive Offices) ZIP Code

                    Registrant's Telephone Number, including
                             Area Code: 425-376-8212
                                        ------------

                      Name and Address of Agent for Service
                      -------------------------------------
                                 Roger F. Harbin
                               5069 154th Place NE
                                Redmond, WA 98052

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

_____ immediately upon filing pursuant to paragraph (b)

  X   on April 30, 2002 pursuant to paragraph (b)
_____    --------------
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on ________________ pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on _______________ pursuant to paragraph (a)(2) of Rule 485

                                                522095

[LOGO OF SAFECO CORPORATION]



SAFECO Mutual Funds

Prospectus

                                    [GRAPHIC]

                                  Safeco Prospectus

Investor Class
May 1, 2002

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Dividend Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO Small Company Growth Fund
SAFECO U.S. Value Fund
SAFECO U.S. Growth Fund
SAFECO High-Yield Bond Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO U.S. Government Fund
SAFECO Managed Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund
SAFECO Intermediate-Term Municipal Bond Fund
SAFECO Money Market Fund
SAFECO Tax-Free Money Market Fund

Table of Contents

                                                                PAGE
                                                                ----
Stock Funds
SAFECO Growth Opportunities Fund (SAFGX).......................   1
SAFECO Equity Fund (SAFQX).....................................   4
SAFECO Dividend Income Fund (SAFIX)............................   7
SAFECO Northwest Fund (SFNWX)..................................  10
SAFECO International Stock Fund (SFISX)........................  14
SAFECO Balanced Fund (SAFBX)...................................  17
SAFECO Small Company Value Fund (SFSCX)........................  21
SAFECO Small Company Growth Fund (SMCGX).......................  24
SAFECO U.S. Value Fund (SAFVX).................................  26
SAFECO U.S Growth Fund (SUGRX).................................  29

Taxable Bond Funds
SAFECO High-Yield Bond Fund (SAFHX)............................  31
SAFECO Intermediate-Term U.S. Treasury Fund (SFIUX)............  34
SAFECO U.S. Government Fund (SFUSX)............................  37
SAFECO Managed Bond Fund (SAMBX)...............................  41

Tax-Exempt Bond Funds
SAFECO California Tax-Free Income Fund (SFCAX).................  45
SAFECO Municipal Bond Fund (SFCOX).............................  49
SAFECO Intermediate-Term Municipal Bond Fund (SFIBX)...........  52

Money Market Funds
SAFECO Money Market Fund (SAFXX)...............................  55
SAFECO Tax-Free Money Market Fund (SFTXX)......................  58

Additional Investment Information
General Investment Risks.......................................  61
Management.....................................................  62
Financial Highlights...........................................  64
Fund Distributions and Tax Considerations......................  84
Retirement Plans and Accounts..................................  85

Your Investment
How We Calculate the Value of Your Shares and Value Fund Assets  87
Opening Your Account and Transacting Business..................  87
Buying, Selling, and Exchanging Shares.........................  88
Maintaining Your Account.......................................  91

For More Information...........................................  93

                                                                         522870

                             SAFECO COMMON STOCK TRUST
                             SAFECO MANAGED BOND TRUST
                             SAFECO TAXABLE BOND TRUST
                            SAFECO TAX-EXEMPT BOND TRUST
                             SAFECO MONEY MARKET TRUST

           SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS DATED MAY 1, 2002
                            SUPPLEMENT DATED MAY 1, 2002

     The following information replaces the last paragraph on page 25 of the Investor Class Prospectus, regarding Fund Manager:

         Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Thomas
         J. Ross is a Director of the sub-advisor, with which he has been associated since 2001. Prior to 2001, he was a senior analyst and portfolio manager for Dresdner Bank's dit subsidiary for ten years. He is primarily responsible for the day-to-day management of the Fund. Mr. Ross manages or co-manages other accounts of the sub-advisor or its clients.

                          [LOGO OF SAFECO CORPORATION]




GMF 1156 05/02

SAFECO Growth Opportunities Fund
The SAFECO Growth Opportunities Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  the rate at which the company's earnings are projected to grow; or

.. whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:

.. any of the above factors or other relative-value indicators have deteriorated;

.. the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000
Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
    '92              -3.07
    '93              22.19
    '94              -1.62
    '95              26.10
    '96              22.90
    '97              49.96
    '98               4.37
    '99               2.64
    '00              -4.16
    '01              22.03

During the ten-year period shown in the bar chart, the highest quarterly return was 34.46% for the quarter ended June 30, 2001; and the lowest quarterly return was -25.39% for the quarter ended September 30, 1998.

   Average Annual Total Returns as of December 31, 2001


                                           1 year   5 years  10 years
  SAFECO Growth Opportunities Fund
  Investor Class

  Before tax                                 22.03%  13.44%  12.99%

  After tax on distributions                 22.03%  12.40%  10.37%

  After tax on distributions and sale
  of Fund shares                             13.42%  10.75%   9.60%

  Russell 2000 Index*                         2.49%   7.52%  11.51%

* The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.


     Fees and Expenses of the Fund


     Shareholder Fees
     (fees paid directly from your account)

     Redemption fees for shares held less than 90 days in the Fund/1/ 2.00%
     Exchange fees for shares held less than 90 days in the Fund      2.00%
     Wire redemption fee/2/                                             $20
     Annual low balance fee/3/                                          $12

     Annual Fund Operating Expenses
     (expenses deducted from Fund assets)

     Management fees                                                  0.66%
     12b-1 fees                                                        None
     Other expenses                                                   0.37%
     Total annual Fund operating expenses                             1.03%
     Expense reimbursement/4/                                          None
     Net annual Fund operating expenses                               1.03%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                        1 year 3 years 5 years 10 years
Investor Class           $105   $328    $569    $1,259

The SAFECO Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has managed the Fund since 1989.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Equity Fund
The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in equity and equity-related securities.

The Fund invests primarily in stocks of large, established companies that:

..  are proven performers;

..  have predictable earnings growth over a three- to five-year outlook; or

..  have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:

.. the company's earnings prospects or relative-value indicators have deteriorated;

.. the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

..  an earnings catalyst is not successful;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

 [CHART]

  Year End        Percentage
  --------        ----------
    '92               9.26
    '93              30.91
    '94               9.93
    '95              25.26
    '96              25.01
    '97              24.21
    '98              24.93
    '99               9.37
    '00             -10.97
    '01              -9.72

During the ten-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998; and the lowest quarterly return was -11.54% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2001


                                    1 year  5 years 10 years
SAFECO Equity Fund
Investor Class

Before tax                           -9.72%   6.41%  12.88%

After tax on distributions           -9.91%   5.23%  10.69%

After tax on distributions and sale
of Fund shares                       -5.92%   4.95%  10.00%

S&P 500 Index*                      -11.88%  10.70%  12.93%

* The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fees and Expenses of the Fund
  Shareholder Fees
  (fee paid directly from your account)

  Redemption fees                        None
  Exchange fees                          None
  Wire redemption fee/1/                  $20
  Annual low balance fee/2/               $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund Assets)

  Management fees                       0.63%
  12b-1 fees                             None
  Other expenses                        0.31%
  Total annual Fund operating expenses  0.94%
  Expense reimbursement/3/               None
  Net annual Fund operating expenses    0.94%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                     1 year 3 years 5 years 10 years

Investor Class        $96    $300    $520    $1,155

The SAFECO Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

SAFECO Dividend Income Fund
The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks with a history of paying dividends and can invest in preferred stocks, including convertible preferred stocks. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks with a history of paying dividends.

When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates. The advisor generally seeks companies having:

..  good earnings;

..  a history of dividend growth;

..  good value relative to share price; or

..  attractive growth potential.

The Fund may sell a security if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. A company may suspend dividend payments if profits are down or for other reasons.

The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
    '92              11.47
    '93              12.55
    '94              -1.09
    '95              30.36
    '96              23.99
    '97              26.43
    '98               6.31
    '99               1.17
    '00              -6.36
    '01              -7.06

During the ten-year period shown in the bar chart, the highest quarterly return was 14.55% for the quarter ended December 31, 1998; and the lowest quarterly return was -17.50% for the quarter ended September 30, 1998.

  Average Annual Total Returns as of December 31, 2001

                                            1 year 5 years 10 years
  SAFECO Dividend Income Fund
  Investor Class

  Before tax                               -7.06%   3.43%   9.03%

  After tax on distributions               -7.65%   1.72%   6.73%

  After tax on distributions and sale
  of Fund shares                           -4.31%   2.29%   6.58%

  Russell 1000 Value Index*                -5.59%  11.13%  14.16%

* The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.70%
  12b-1 fees                                 None
  Other expenses                            0.38%
  Total annual Fund operating expenses      1.08%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        1.08%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $110   $343    $595    $1,317

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Northwest Fund
The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:

.. companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;

.. companies that have their principal executive offices or significant facilities in the region;

.. companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;

.. companies having at least 50% of their assets or at least 50% of their employees in the region; or

.. companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such Northwest stocks.

When evaluating stock to buy for the Fund, the advisor looks for companies with:

..  faster earnings growth than their competitors;

..  low price-to-earnings ratios when compared to competitors;

..  a share price that represents good value; or

..  potential for long-term appreciation.

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Fund the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  a stock price reaches a specific target;

..  the stock becomes overvalued compared to other stocks in the industry;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Fund carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration. Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a broad market index, such as the S&P 500 Index, and to an index of Northwest stocks, such as the WM Group Northwest 50 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------

    '92              14.08
    '93               1.03
    '94              -1.55
    '95              20.17
    '96              15.04
    '97              31.12
    '98               3.50
    '99              54.25
    '00             -16.11
    '01             -11.25

During the ten-year period shown in the bar chart, the highest quarterly return was 34.90% for the quarter ended December 31, 1999; and the lowest quarterly return was -21.03% for the quarter ended September 30, 2001.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Average Annual Total Returns as of December 31, 2001


                                    1 year  5 years 10 years
SAFECO Northwest Fund
Investor Class

Before tax                          -11.25%   9.28%   9.35%

After tax on distributions          -11.25%   8.53%   8.21%

After tax on distributions and sale
of Fund shares                       -6.85%   7.59%   7.49%

S&P 500 Index*                      -11.88%  10.70%  12.93%

WM Group Northwest 50 Index*         -6.16%  15.55%  12.96%

* The S&P 500 Index, an unmanaged index of 500 stocks, and the WM Group Northwest 50 Index, an unmanaged index of 50 stocks of companies doing significant business in the Northwest, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fees and Expenses of the Fund
  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/     2.00%
  Exchange fees for shares held less than 90 days in the Fund          2.00%
  Wire redemption fee/2/                                                 $20
  Annual low balance fee/3/                                              $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                      0.70%
  12b-1 fees                                                            None
  Other expenses                                                       0.51%
  Total annual Fund operating expenses                                 1.21%
  Expense reimbursement/4/                                             0.11%
  Net annual Fund operating expenses                                   1.10%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $112   $350    $606    $1,340

The SAFECO Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since 1997.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO International Stock Fund
The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund will invest at least 65% of its assets in securities issued by companies domiciled in countries other than the United States. In addition, effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks.

When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:

..  appear undervalued;

.. have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and

..  are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in:

.. futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;

.. options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and

.. forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:

.. the company's earnings prospects or other fundamental value indicators have deteriorated;

..  a stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

Overseas investing carries potential risks beyond investment returns that are not associated with domestic investments. These risks include, but are not limited to:

.. currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;

.. political and financial instability that may result in expropriation of assets;

.. less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;

.. lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security;

.. less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may increase fraud;

..  increased price volatility;

..  delays in transaction settlement in some foreign markets; and

..  taxes imposed by foreign governments.

Investment in futures contracts, forward contracts and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a recognized index of international stocks, such as the MSCI EAFE Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------

    '92
    '93
    '94
    '95
    '96
    '97               4.55
    '98              14.26
    '99              29.00
    '00             -10.95
    '01             -24.30

Since the Fund's inception in 1996, the highest quarterly return was 19.79% for the quarter ended December 31, 1999; and the lowest quarterly return was -17.39% for the quarter ended September 30, 1998.


  Average Annual Total Returns as of December 31, 2001


                                                          Life of
                                         1 year  5 years    Fund*
  SAFECO International Stock Fund
  Investor Class

  Before tax                              -24.30%   0.78%    2.94%

  After tax on distributions              -24.98%   0.14%    2.37%

  After tax on distributions and sale
  of Fund shares                          -14.80%   0.54%    2.27%

  MSCI EAFE Index**                       -22.61%  -0.52%    0.24%


*  Fund inception date is January 31, 1996.
** The MSCI EAFE Index (Morgan Stanley Capital International Europe,
   Australasia, Far East Index), an unmanaged index comprised of 21 developed equity markets outside of North America, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/   2.00%
  Exchange fees for shares held less than 90 days in the Fund        2.00%
  Wire redemption fee/2/                                              $20
  Annual low balance fee/3/                                           $12


  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                    1.00%
  12b-1 fees                                                          None
  Other expenses                                                     1.08%
  Total annual Fund operating expenses                               2.08%
  Expense reimbursement/4/                                           0.62%
  Net annual Fund operating expenses                                 1.46%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $149   $462    $797    $1,746

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The SAFECO International Stock Fund is managed by a committee of portfolio managers at the sub-advisor. The committee is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Balanced Fund
The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests from 50% to 70% of its assets in common stocks and at least 25% of its assets in debt securities, up to 10% of which may be below investment grade.

When evaluating a stock to buy for the Fund, the advisor seeks companies that it believes:

.. are undervalued, as measured by low price-to-earnings ratios and high dividend growth relative to comparable companies;

.. have potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  have good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor may invest in U.S. government securities, investment-grade debt securities, and certain non-rated debt securities that the advisor believes are of investment-grade quality. The advisor considers factors such as:

..  the issuer's creditworthiness;

..  the sensitivity of the security to changes in interest rates;

..  the market sector represented by the security; and

.. the level to which that market sector is already represented in the Fund's assets.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:



  MOODY'S              S&P                   FITCH
   Aaa                 AAA                    AAA
    Aa                  AA                     AA
     A                   A                      A
   Baa                 BBB                    BBB

The Fund may sell a security if:

.. the company's growth prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

..  the advisor is concerned about an issuer's creditworthiness;

..  a debt security becomes fully valued;

..  there are other more attractive investment opportunities available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Debt securities may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a broad index of stock performance, such as the S&P 500 Index and to composite indexes that blend the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of government and corporate debt securities, such as the Composite Russell 1000 Value/Lehman Brothers Aggregate Bond Index, and the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index, gives you some idea of the Fund's risks. In the future the advisor will not compare performance to the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index since the Lehman Brother's Aggregate Bond Index of government and corporate securities, mortgage-backed securities and asset-backed securities is more reflective of the debt security portion of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97           16.64
    '98           12.56
    '99            1.05
    '00            5.09
    '01           -0.29

Since the Fund's inception in 1996, the highest quarterly return was 10.17% for the quarter ended December 31, 1998; and the lowest quarterly return was -6.48% for the quarter ended September 30, 1999.

   Average Annual Total Returns as of December 31, 2001


                                                           Life of
                                         1 year  5 years     Fund*
  SAFECO Balanced Fund
  Investor Class

  Before tax                             -0.29%   6.81%     7.67%

  After tax on distributions             -1.38%   5.11%     5.96%

  After tax on distributions and sale
  of Fund shares                         -0.19%   4.81%     5.52%

  S&P 500 Index**                       -11.88%  10.70%    12.20%

  Composite Russell 1000 Value/Lehman
  Brothers Aggregate Bond Index**         0.02%   9.65%    10.16%

  Composite Russell 1000 Value/Lehman
  Brothers Gov't/Corp. Bond Index**       0.05%   9.63%    10.09%

*  Fund inception date is January 31, 1996.
** The S&P 500 Index, an unmanaged index of 500 stocks, and the composite
   Russell 1000 Value/Lehman Brothers Indexes, 60/40 combinations of the Russell 1000 Value Index and the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Gov't/Corp. Bond Index respectively, are for reference only, do not mirror the Fund's investments, and reflect no deduction fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                           None
  Exchange fees                             None
  Wire redemption fee/1/                     $20
  Annual low balance fee/2/                  $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                          0.70%
  12b-1 fees                                None
  Other expenses                           0.79%
  Total annual Fund operating expenses     1.49%
  Expense reimbursement/3/                 0.39%
  Net annual Fund operating expenses       1.10%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $112   $350    $606    $1,340

The SAFECO Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996.

The debt security portion is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997.

SAFECO Small Company Value Fund
The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

..  long-term potential for above-average or improving earnings growth;

..  involvement in new or innovative products or services; or

.. a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97           23.38
    '98          -21.57
    '99           14.07
    '00           -7.54
    '01           18.20

Since the Fund's inception in 1996, the highest quarterly return was 27.05% for the quarter ended December 31, 1999; and the lowest quarterly return was -33.97% for the quarter ended September 30, 1998.


  Average Annual Total Returns as of December 31, 2001

                                                             Life of
                                           1 year  5 years     Fund*
  SAFECO Small Company Value Fund
  Investor Class

  Before tax                               18.20%   3.82%     7.19%

  After tax on distributions               17.76%   3.56%     6.68%

  After tax on distributions and sale
  of Fund shares                           11.08%   2.98%     5.71%

  Russell 2000 Value Index**               14.03%  11.21%    12.90%

*  Fund inception date is January 31, 1996.
** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.75%
  12b-1 fees                                                           None
  Other expenses                                                      0.73%
  Total annual Fund operating expenses                                1.48%
  Expense reimbursement/4/                                            0.29%
  Net annual Fund operating expenses                                  1.19%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                   1 year   3 years   5 years   10 years
Investor Class      $121     $378      $654      $1,443

The SAFECO Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Small Company Growth Fund
The SAFECO Small Company Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies whose market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 2000 Growth Index. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, looks for companies having:

..  a well-capitalized balance sheet;

..  strong potential for capital appreciation and above average growth rates;

..  products or services that differentiate the company from its competitors;

..  a superior management team;

..  a commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources. Because a substantial portion of small-cap growth stocks are in technology, a higher percentage of the Fund's assets may, from time to time, be invested in technology companies than in other sectors of the economy. For this reason the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of stock mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.


  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     1.00%
  12b-1 fees                                                           None
  Other expenses/4/                                                   1.98%
  Total annual Fund operating expenses/5/                             2.98%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ Estimated.
/5/ Beginning October 31, 2001 (commencement of operations) through December
    2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses would be 1.60%. The agreement may be changed at any time.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                      1 year  3 years
Investor Class/1/      $301    $921

/1/ With reimbursement, the costs for one and three years would be $163 and $505, respectively.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Timothy M. Kelly, CFA, is a Managing Director of the sub-advisor, which he has been associated with since 1995, and is primarily responsible for the day-to-day management of the Fund. Mr. Kelly manages or co-manages other accounts of the sub-advisor or its clients.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO U.S. Value Fund
The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks issued by U.S. companies. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such stocks.

The advisor uses a relative-value analysis that emphasizes valuation and focuses on large, established companies across all major sectors of the economy. When evaluating a stock to buy for the Fund, the advisor seeks large capitalization companies that have:

.. low price-to-earnings ratios and high earnings and dividend growth relative to comparable companies;

.. potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  good long-term potential to appreciate in value.

The Fund may sell a stock if:

.. the advisor believes the company no longer has the potential to reach targeted yield, return, or earnings rates or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected based on expected increases in asset value may not perform as expected. At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index representative of companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
     '92
     '93
     '94
     '95
     '96
     '97
     '98          12.61
     '99           5.15
     '00           1.18
     '01          -4.78

Since the Fund's inception in 1997, the highest quarterly return was 16.27% for the quarter ended December 31, 1998; and the lowest quarterly return was -10.20% for the quarter ended September 30, 1999.

  Average Annual Total Returns as of December 31, 2001


                                                    Life of
                                          1 year      Fund*
    SAFECO U.S. Value Fund
    Investor Class

    Before tax                            -4.78%      6.47%

    After tax on distributions            -5.23%      5.08%

    After tax on distributions and sale
    of Fund shares                        -2.92%      4.65%

    Russell 1000 Value Index**            -5.59%     10.38%

*  Fund inception date is April 30, 1997.
** The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.70%
  12b-1 fees                                 None
  Other expenses                            1.09%
  Total annual Fund operating expenses      1.79%
  Expense reimbursement/3/                  0.69%
  Net annual Fund operating expenses        1.10%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years   10 years
Investor Class      $112    $350     $606     $1,340

The SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1997 and the equity portion of the Balanced Fund since 1996.

SAFECO U.S. Growth Fund
The SAFECO U.S. Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies domiciled in the United States. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  products or services that differentiate the company from its competitors;

..  the company's commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  the stock's capacity for growth and capital appreciation diminishes;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future growth may not perform as expected and could underperform other investments.

A substantial portion of large-cap growth stocks are in technology and healthcare. Because the Fund invests primarily in large-cap growth stocks, the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology and healthcare companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.

Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                               None
  Exchange fees                                 None
  Wire redemption fee/1/                         $20
  Annual low balance fee/2/                      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                              0.80%
  12b-1 fees                                    None
  Other expenses/3/                            2.19%
  Total annual Fund operating expenses/4/      2.99%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ Estimated.
/4/ Beginning October 31, 2001 (commencement of operations) through December
    2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses would be 1.40%. The agreement may be changed at any time.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                       1 year  3 years
Investor Class/1/      $302     $924

/1/ With reimbursement, the costs for one and three years would be $143 and $443, respectively.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Ms. Bersot is a Managing Director of the sub-advisor, which she has been associated with since 1999. From 1990 to 1999, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot manage or co-manage other accounts of the sub-advisor or its clients.

SAFECO High-Yield Bond Fund
The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in high-yield, debt securities (also known as junk bonds), such as corporate bonds and convertible securities that are rated below investment grade. Effective July 31, 2002, the Fund will invest at least 80% of its assets in such securities.

The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 20% of the Fund's assets may be invested in unrated securities.

The decision to either buy or sell a security in the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:

.. if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes;

..  if the value reaches a specific target; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.

This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds, such as the Merrill Lynch High-Yield Master II Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92          13.87
    '93          16.91
    '94          -2.25
    '95          15.64
    '96          10.39
    '97          12.79
    '98           4.45
    '99           3.74
    '00          -5.52
    '01          -2.05

During the 10-year period shown in the bar chart, the highest quarterly return was 6.55% for the quarter ended March 31, 1993; and the lowest quarterly return was -5.33% for the quarter ended September 30, 2001.

  Average Annual Total Returns as of December 31, 2001


                                        1 year 5 years 10 years
  SAFECO High-Yield Bond Fund
  Investor Class

  Before tax                            -2.05%   2.50%   6.51%

  After tax on distributions            -5.37%  -0.90%   2.90%

  After tax on distributions and sale
  of Fund shares                        -1.20%   0.40%   3.51%

  Merrill Lynch High-Yield Master II
  Index*                                 4.48%   3.45%   7.98%

* The Merrill Lynch High-Yield Master II Index, an unmanaged index of outstanding debt of domestic market issuers rated below investment grade, but not in default, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.65%
  12b-1 fees                                                           None
  Other expenses                                                      0.49%
  Total annual Fund operating expenses                                1.14%
  Expense reimbursement/4/                                            0.07%
  Net annual Fund operating expenses                                  1.07%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $109    $340     $590     $1,306

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Intermediate-Term U.S. Treasury Fund
The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

The Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years although the maturity of individual securities may be out of that range. The Fund may buy STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury. STRIPS are created when the interest payments of a Treasury security are sold separately from the principal payments.

The Fund may invest up to 20% of its assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:

.. securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);

..  securities supported by the issuer's ability to borrow from the U.S.
   Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), including subordinated debt issued by these agencies; and

.. securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Since the Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range.

The Fund may sell a security:

..  if the security is more expensive for its maturity range;

..  to realign the overall maturity of the Fund's portfolio;

..  if other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

Subordinated debt securities issued by government sponsored entities ("GSEs") are junior in right of payment to certain other GSE existing and future obligations. The issuing GSE may be required to defer payment of interest on outstanding subordinated debt securities if it does not meet capital requirements for the agency or for other reasons.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index of intermediate-term Treasury securities, such as the Merrill Lynch Intermediate-Term Treasury Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           6.57
    '93          10.84
    '94          -3.61
    '95          16.75
    '96           0.38
    '97           8.29
    '98           9.61
    '99          -1.98
    '00          10.74
    '01           6.07

During the ten-year period shown in the bar chart, the highest quarterly return was 6.22% for the quarter ended September 30, 1998; and the lowest quarterly return was -3.45% for the quarter ended March 31, 1994

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO Intermediate-Term U.S.
  Treasury Fund
  Investor Class

  Before tax                           6.07%  6.45%    6.19%

  After tax on distributions           4.16%  4.25%    3.84%

  After tax on distributions and sale
  of Fund shares                       3.67%  4.07%    3.81%

  Merrill Lynch Intermediate-Term
  Treasury Index*                      8.12%  6.99%    6.62%

* The Merrill Lynch Intermediate-Term Treasury Index, an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                                  None
  Exchange fees                                    None
  Wire redemption fee/1/                            $20
  Annual low balance fee/2/                         $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                 0.55%
  12b-1 fees                                       None
  Other expenses                                  0.55%
  Total annual Fund operating expenses            1.10%
  Expense reimbursement/3/                        0.15%
  Net annual Fund operating expenses              0.95%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year 3 years 5 years 10 years
Investor Class      $97    $303    $526    $1,166

The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO U.S. Government Fund
SAFECO U.S. Government Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. government securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. government securities. Effective July 31, 2002, under normal circumstances the Fund will invest, at least 80% of its assets in U.S. government securities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. Fund shares are not guaranteed by the U.S. government or any government entity.

U.S. government securities in which the Fund invests include, but are not limited to:

.. Mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Corporation (FHLMC), and the Federal National Mortgage Association
   (FNMA);

..  U.S. Treasury bills, notes, bonds, and STRIPS (Separate Trading of
   Registered Interest and Principal of Securities);

..  Other U.S. government securities guaranteed by the full faith of the U.S.
   government but not direct obligations of the U.S. Treasury;

.. Government-sponsored agency securities (discount notes, notes, bonds and STRIPS) including FHLMC, FNMA, Federal Home Loan Bank (FHLB), or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FAMC), or Student Loan Marketing Association (Sallie Mae); and

..  Securities issued by the Tennessee Valley Authority (TVA).

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:

.. The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates, and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

.. The advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.

.. The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk. Generally, when market interest rates rise the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. Prepayment risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Effective May 1, 2002, the name of the Fund was changed from SAFECO GNMA Fund to SAFECO U.S. Government Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of U.S. government securities, such as the Merrill Lynch U.S. Treasury/Agency Master Index or an index of mortgage-backed U.S. government securities, such as the Merrill Lynch GNMA Index, gives you some idea of the Fund's risks. The Fund will not show the Merrill Lynch GNMA Index in the future because it's focus on mortgage-backed U.S. government securities does not reflect the Fund's current strategy to invest in a broader range of U.S. government securities. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           6.70
    '93           7.08
    '94          -4.27
    '95          15.48
    '96           3.98
    '97           8.97
    '98           6.84
    '99           0.16
    '00           9.50
    '01           7.29

During the ten-year period shown in the bar chart, the highest quarterly return was 4.79% for the quarter ended March 31, 1995; and the lowest quarterly return was -3.58% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001

                                      1 year 5 years 10 years
  SAFECO U.S. Government Fund
  Investor Class

  Before tax                           7.29%  6.50%    6.05%

  After tax on distributions           4.90%  3.98%    3.49%

  After tax on distributions and sale
  of Fund shares                       4.40%  3.93%    3.56%

  Merrill Lynch Treasury/Agency
  Master Index*                        7.18%  7.39%    7.14%

  Merrill Lynch GNMA Index*            8.20%  7.57%    7.33%

* The Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities and the Merrill Lynch GNMA Index are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund



  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.55%
  12b-1 fees                                                           None
  Other expenses                                                      0.43%
  Total annual Fund operating expenses                                0.98%
  Expense reimbursement/4/                                            0.03%
  Net annual Fund operating expenses                                  0.95%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year  3 years  5 years  10 years
Investor Class      $97    $303      $526    $1,166

The SAFECO U.S. Government Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Managed Bond Fund
The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment-grade debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in bonds, most of which will be investment-grade quality, whether rated or unrated. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in bonds. The Fund may invest up to 10% of its assets in below investment-grade debt securities and may invest in Yankee sector bonds and Eurodollar bonds. The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:

..  the price of the security relative to its rating and market sector;

.. structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

.. the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and

.. the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:

..  a different sector of the market is more attractive;

..  another security within the same market sector offers a better value;

.. a security's rating is downgraded and would cause more than 10% of the Fund's assets to be invested in below investment-grade securities;

..  the security becomes fully valued; or

..  to raise cash to meet shareholder redemptions.

The Fund may engage in short-term trading to achieve its objective.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:



  MOODY'S        S&P           FITCH
   Aaa           AAA             AAA
    Aa            AA              AA
     A             A               A
   Baa           BBB             BBB

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Fund. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Fund owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

Short-term trading could result in higher turnover and increased taxable distributions and transaction costs.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds, mortgage-backed securities and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, or an index of government and corporate securities such as the Lehman Brothers Government/Corporate Bond Index, gives you some idea of the Fund's risks. In the future, the advisor will compare the Fund's performance only to the Lehman Brothers Aggregate Bond Index since it is more reflective of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92
  '93
  '94
  '95                   17.35
  '96                    0.02
  '97                    8.23
  '98                    8.43
  '99                   -3.82
  '00                   11.57
  '01                    6.95

Since the Fund's inception in 1994, the highest quarterly return was 5.74%
for the quarter ended June 30, 1995; and the lowest quarterly return was -3.27% for the quarter ended March 31, 1996.

  Average Annual Total Returns as of December 31, 2001


                                                          Life of
                                         1 year  5 years     Fund*
  SAFECO Managed Bond Fund
  Investor Class

  Before tax                              6.95%   6.14%    5.60%

  After Tax on distributions              4.71%   3.82%    3.25%

  After Tax on distributions and sale
  of Fund shares                          4.20%   3.79%    3.32%

  Lehman Brothers Aggregate Bond
  Index**                                 8.44%   7.43%    7.10%

  Lehman Brothers Gov't/Corp. Bond
  Index**                                 8.50%   7.37%    7.02%

*  Fund inception date is February 28, 1994.
** The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, and the Lehman Brothers Government/ Corporate Bond Index are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other expenses                            1.09%
  Total annual Fund operating expenses      1.59%
  Expense reimbursement/3/                  0.69%
  Net annual Fund operating expenses        0.90%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $92     $287    $498     $1,108

The SAFECO Managed Bond Fund is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has managed the Fund since 1997.

SAFECO California Tax-Free Income Fund
The SAFECO California Tax-Free Income Funds seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and
Arizona residents.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment-grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;

.. at least 65% of its assets in investment-grade municipal bonds with a maturity of more than one year; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption;

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and

.. whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S        S&P              FITCH
   Aaa           AAA               AAA
    Aa            AA                AA
     A             A                 A
   Baa           BBB               BBB

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default,


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse.

This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                     8.00
  '93                    13.23
  '94                    -9.20
  '95                    26.14
  '96                     2.53
  '97                    11.55
  '98                     6.19
  '99                    -9.18
  '00                    18.79
  '01                     4.12

During the ten-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.16% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO California Tax-Free
  Income Fund
  Investor Class

  Before tax                           4.12%  5.88%    6.69%

  After tax on distributions           4.12%  5.72%    6.44%

  After tax on distributions and sale
  of Fund shares                       4.47%  5.68%    6.36%

  The Lehman Brothers Long
  Municipal Bond Index*                4.79%  6.27%    7.22%

* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, is not limited to California issuers and does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other fees                                0.25%
  Total annual Fund operating expenses      0.75%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        0.75%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year 3 years 5 years 10 years
Investor Class      $77    $240    $417    $930

The SAFECO California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO
California Tax-Free Income Fund since 1983, and manages other SAFECO Funds.

SAFECO Municipal Bond Fund
The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with a maturity of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers, among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S         S&P              FITCH
   Aaa            AAA               AAA
    Aa             AA                AA
     A              A                 A
   Baa            BBB               BBB

The Fund may sell bonds when:

..  they become fully valued;

..  when more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End       Percentage
  --------       ---------
  '92               8.75
  '93              12.66
  '94              -8.25
  '95              21.48
  '96               3.18
  '97              10.68
  '98               6.35
  '99              -6.18
  '00              14.17
  '01               5.30

During the ten-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.77% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO Municipal Bond Fund
  Investor Class

  Before tax                           5.30%  5.83%    6.46%

  After tax on distributions           5.25%  5.71%    6.28%

  After tax on distributions and sale
  of Fund shares                       5.25%  5.72%    6.25%

  Lehman Brothers Long Municipal
  Bond Index*                          4.79%  6.27%    7.22%

* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.47%
  12b-1 fees                                 None
  Other expenses                            0.15%
  Total annual Fund operating expenses      0.62%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        0.62%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $63     $199     $346     $774

The SAFECO Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and manages other SAFECO Funds.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Intermediate-Term Municipal Bond Fund
The SAFECO Intermediate-Term Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.


Principal Investment Strategies

This Fund is more conservative than the SAFECO Municipal Bond Fund. It is designed to provide much of the yield potential of a long-term bond fund but with less fluctuation in share price. To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better. The Fund's portfolio maintains an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range.

The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with maturities of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the purpose the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S           S&P              FITCH
   Aaa              AAA                AAA
    Aa               AA                 AA
     A                A                  A
   Baa              BBB                BBB

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period, and since inception of the Fund compare to a widely recognized index of municipal bonds, such as the Lehman Brothers 7-Year Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
   '92
   '93
   '94               -5.62
   '95               15.22
   '96                3.75
   '97                7.50
   '98                5.33
   '99               -0.84
   '00                7.44
   '01                4.53

Since the Fund's inception in 1993, the highest quarterly return was 6.25% for the quarter ended March 31, 1995; and the lowest quarterly return was -4.47% for the quarter ended March 31, 1994.

  Average Annual Total Return as of December 31, 2001


                                                       Life of
                                      1 year  5 years    Fund*
  SAFECO Intermediate-Term
  Municipal Bond Fund
  Investor Class

  Before tax                           4.53%   4.75%    4.92%

  After tax on distributions           4.39%   4.70%    4.89%

  After tax on distributions and sale
  of Fund shares                       4.53%   4.67%    4.82%

  Lehman Brothers 7-Year Municipal
  Bond Index**                         5.18%   5.56%    5.70%

*  Fund inception date is March 18,1993.
** The Lehman Brothers 7-Year Municipal Bond Index, an unmanaged index of bonds rated BAA3 or above, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 6 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund



  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other expenses                            0.46%
  Total annual Fund operating expenses      0.96%
  Expense reimbursement/3/                  0.06%
  Net annual Fund operating expenses        0.90%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years
Investor Class      $92   $287    $498   $1,108

The SAFECO Intermediate-Term Municipal Bond Fund is managed by Mary Metastasio, Vice President of SAM. Ms. Metastasio has managed the Fund since 1996, and manages other SAFECO Funds.

SAFECO Money Market Fund
The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  commercial paper of both domestic and foreign issuers;

.. negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;

.. repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;

.. variable and floating rate instruments that change interest rates periodically to keep their market value at par;

..  U.S. government securities;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

..  corporate obligations such as publicly traded bonds and notes;

.. asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

..  mortgage-backed securities; and

.. when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:

..  yield;

..  maturity;

..  issuer credit quality; and

..  relative value compared with other alternatives.

The Fund may sell a security if:

..  the advisor becomes concerned about the issuer's creditworthiness;

..  a more attractive alternative is available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                    3.27
  '93                    2.50
  '94                    3.53
  '95                    5.28
  '96                    4.75
  '97                    4.93
  '98                    5.08
  '99                    4.65
  '00                    5.90
  '01                    3.75

During the ten-year period shown in the chart, the highest quarterly return was 1.52% for the quarter ended December 31, 2000; and the lowest quarterly return was 0.55% for the quarter ended December 31, 2001.

Average Annual Total Returns and 7-Day Yield as of December 31, 2001


                                                      7-day Yield
                                                     (period ended
                                                   December 31, 2001)
                       1 year  5 years  10 years
SAFECO Money
Market Fund
Investor Class          3.75%   4.86%    4.36%           1.64%

For updated yield information, call 1-800-835-4391.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                           None
  Exchange fees                             None
  Wire redemption fee/1/                     $20
  Annual low balance fee/2/                  $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                          0.50%
  12b-1 fees                                None
  Other expenses                           0.42%
  Total annual Fund operating expenses     0.92%
  Expense reimbursement/3/                 0.12%
  Net annual Fund operating expenses       0.80%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years
Investor Class      $82    $255    $444    $990

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Tax-Free Money Market Fund
The SAFECO Tax-Free Money Market Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities having minimal credit risk with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days and will invest at least 80% of its assets in securities that pay interest that is exempt from federal income tax. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

The Fund may invest in:

.. variable and floating rate instruments that change interest rates periodically to keep their market value at par;

.. municipal notes that have a maturity of one year less or from the date of purchase;

.. put bonds, which allow the holder to redeem the issue at on specified dates before maturity and receive full face value;

..  tax-exempt commercial paper;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2).

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in a money market fund. The Fund's yield will fluctuate with short-term interest rates.

This Fund may be suitable for you if you seek safety and stability of principal in an investment that pays federally tax-free income.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five-, and ten-year period gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                    2.73
  '93                    2.02
  '94                    2.45
  '95                    3.54
  '96                    3.07
  '97                    3.12
  '98                    3.07
  '99                    2.77
  '00                    3.52
  '01                    2.34

During the ten-year period shown in the chart, the highest quarterly return was 0.94% for the quarter ended June 30, 2000; and the lowest quarterly return was 0.38% for the quarter ended December 31, 1998.


Average Annual Total Returns and 7-Day Yield as of December 31, 2001


                                                  7-day Yield
                                                 (period ended
                                                 December 31,
                       1 year 5 years 10 years       2001)
SAFECO Tax-Free
Money Market Fund
Investor Class          2.34%  2.96%   2.86%          1.36%

For updated yield information, call 1-800-835-4391.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


   Fees and Expenses of the Fund


   Shareholder Fees
   (fees paid directly from your account)

   Redemption fees                            None
   Exchange fees                              None
   Wire redemption fee/1/                      $20
   Annual low balance fee/2/                   $12

   Annual Fund Operating Expenses
   (expenses deducted from Fund assets)

   Management fees                           0.50%
   12b-1 fees                                 None
   Other expenses                            0.25%
   Total annual Fund operating expenses      0.75%
   Expense reimbursement/3/                   None
   Net annual Fund operating expenses        0.75%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:



                   1 year 3 years 5 years 10 years
Investor Class      $77    $240    $417    $930

Additional Investment Information


This prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. More information about the Funds' investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment Objective Changes Without Shareholder Approval. In rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective or change a Fund name that suggests a particular type of investment. If this happens, the Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for each Fund is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the Statement of Additional Information for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund. As the advisor, SAM is responsible for implementing the investment strategies of the Funds. It provides investment research, advice and supervision in the ongoing management of the Funds' portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Fund.

Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year or, if less than a year, the period since inception and ending December 31, 2001:

Growth Opportunities Fund             0.66%
Equity Fund                           0.63%
Dividend Income Fund                  0.70%
Northwest Fund                        0.70%
International Stock Fund              1.00%
Balanced Fund                         0.70%
Small Company Value Fund              0.75%
Small Company Growth Fund             1.00%
U.S. Value Fund                       0.70%
U.S. Growth Fund                      0.80%

High-Yield Bond Fund                  0.65%
Intermediate-Term U.S. Treasury Fund  0.55%
U.S. Government Fund                  0.55%
Managed Bond Fund                     0.50%
California Tax-Free Income Fund       0.50%
Municipal Bond Fund                   0.47%
Intermediate-Term Municipal Bond Fund 0.50%
Money Market Fund                     0.50%
Tax-Free Money Market Fund            0.50%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The sub-advisor's headquarters is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland.


Dresdner RCM Global Investors LLC ("sub-advisor") acts as an investment sub-advisor to SAFECO's Small Company Growth and U.S. Growth Funds. The sub-advisor has principal offices at Four Embarcadero Center, San Francisco, California 94111. The sub-advisor is an indirect wholly owned subsidiary of Allianz AG ("Allianz"), an international financial services provider with principal executive offices in Munich, Germany. It was established in December of 1998, and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The sub-advisor was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.


The Funds and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Funds' Boards of Trustees, to retain a different sub-advisor for new or existing funds and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Funds' shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Funds will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Prior Performance Record of Dresdner RCM Global Investors LLC

The SAFECO U.S. Growth and SAFECO Small Company Growth Funds commenced operations on October 31, 2001, and therefore do not have a complete calendar year of performance to report. However, you may find it useful to see a composite of historical performance information relating to all private accounts managed by the sub-advisor that have substantially similar (but not identical) investment objectives, policies, strategies and risk to SAFECO's Small Company Growth and U.S. Growth Funds. There are no material differences between the way that the sub-advisor currently manages these private accounts and the way it intends to manage the SAFECO Small Company Growth and U.S. Growth Funds, respectively. The composite data provided in the following table is intended to illustrate the past performance of the sub-advisor in managing similar accounts as measured against specified market indexes. Neither the Funds, SAM nor their independent auditor have independently verified the accuracy of the composite data.


The performance information shown for the sub-advisor does not represent performance of the SAFECO Small Company Growth and U.S. Growth Funds, nor does it indicate future performance results of the SAFECO Small Company Growth and U.S. Growth Funds or of the sub-advisor. The Funds' fees and expenses reduce performance and may be higher or lower than the fees and expenses reflected in the Composite data that follows.

Average Annual Total Returns as of December 31, 2001*

                                                                    Since Inception
                                                                     December 31,
                                           1 year  5 years 10 years      1994
Dresdner RCM Small Cap Growth Composite
(Taxable)/1/ (net of fees)                 -19.21%  6.56%      N/A      13.67%

Russell 2000 Growth Index/2/                -9.23%  2.87%      N/A       7.69%

Dresdner RCM Large Cap Select Composite/1/
(net of fees)                              -22.78% 14.14%   14.02%

Russell 1000 Growth Index/3/               -20.42%  8.27%   10.79%

  * Average total returns for the Dresdner RCM Small Cap Growth Composite (Taxable) and the Large Cap Select Composite are not intended to predict or suggest the returns that might be experienced by the SAFECO Small Company Growth and U.S. Growth Funds, or an individual investing in the Funds. The Composites are for reference only, do not mirror the Funds' investments and reflect no deduction for fees, expenses or taxes.

/1/ The sub-advisor's performance information reflects average total return over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. Returns are calculated by linking monthly total return data on a compounded basis for the relevant number of months and annualizing the result over the equivalent number of years. The sub-advisor's Composites include all actual, fee-paying, discretionary private accounts managed by the sub-advisor with investment objectives, policies, strategies and risk substantially similar to those of the respective Funds. Composite returns are reduced by the actual investment management fee and expenses charged to accounts included in the Composite. To the extent a Fund's expenses are higher than account expenses, if the Fund's expenses had been applied, performance of accounts in the Composite would have been lower.

    The sub-advisor's performance is calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research (AIMR). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission, which could result in different performance data.

    Performance figures for the sub-advisor do not reflect all of the sub-advisor's assets under management and advice. The results presented above may not necessarily equate with the returns experienced by any particular account as a result of the timing of investments and redemptions.

    The private accounts contained in the Composites are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

    As of December 31, 2001, the Dresdner RCM Small Cap Growth Composite (Taxable) included 14 accounts with aggregate assets of $117.3 million. The Dresdner RCM Large Cap Select Composite included 91 accounts with aggregate assets of $9 billion.

/2/ The Russell 2000 Growth Index, an unmanaged index of growth stocks in the Russell 2000 Index of small-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's Small Company Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

/3/ The Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's U.S. Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Financial Highlights

Performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Growth Opportunities Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                      For the Year Ended December 31
                                             2001      2000      1999       1998       1997
Net asset value at beginning of period      $22.33    $23.30    $22.70      $22.45    $16.97

Income (loss) from investment
operations
 Net investment loss                         (0.16)    (0.19)    (0.16)      (0.01)    (0.02)
 Net realized and unrealized gain (loss)
 on investments                               5.08     (0.78)     0.76        0.99      8.50
---------------------------------------------------------------------------------------------

 Total from investment operations             4.92     (0.97)     0.60        0.98      8.48

Less distributions
 Distributions from realized gains              --        --        --       (0.73)    (3.00)
---------------------------------------------------------------------------------------------

Net asset value at end of period            $27.25    $22.33    $23.30      $22.70    $22.45
---------------------------------------------------------------------------------------------

Total return                                 22.03%    (4.16%)    2.64%       4.37%    49.96%

Net assets at end of period (000's)        $829,052  $637,557  $815,041  $1,394,225  $638,562

Ratios to average net assets:
 Gross expenses                               1.03%     1.05%     1.07%       0.77%     0.85%
 Net expenses                                 1.03%     1.05%     1.02%       0.77%     0.85%
 Net investment loss                         (0.71%)   (0.74%)   (0.57%)     (0.06%)   (0.17%)

Portfolio turnover rate                         65%       63%       38%         55%       83%

SAFECO Equity Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                          For the Year Ended December 31
                                               2001        2000        1999       1998       1997

Net asset value at beginning of period        $20.65      $24.02      $23.25     $19.54     $16.60

Income (loss) from investment
operations
 Net investment income                          0.10        0.13        0.18       0.21       0.23
 Net realized and unrealized gain (loss)
 on investments                                (2.11)      (2.76)       2.00       4.64       3.78
--------------------------------------------------------------------------------------------------

 Total from investment operations              (2.01)      (2.63)       2.18       4.85       4.01

Less distributions
 Dividends from net investment income          (0.10)      (0.13)      (0.18)     (0.21)     (0.23)
 Distributions from realized gains                --       (0.61)      (1.23)     (0.93)     (0.84)
--------------------------------------------------------------------------------------------------

 Total distributions                           (0.10)      (0.74)      (1.41)     (1.14)     (1.07)
--------------------------------------------------------------------------------------------------

Net asset value at end of period              $18.54      $20.65      $24.02     $23.25     $19.54
--------------------------------------------------------------------------------------------------

Total return                                   (9.72%)    (10.97%)      9.37%     24.93%     24.21%

Net assets at end of period (000's)        $1,083,035  $1,419,589  $2,147,299 $2,024,877 $1,490,198

Ratios to average net assets:
 Expenses                                       0.94%       0.89%       0.83%      0.74%      0.73%
 Net investment income                          0.53%       0.57%       0.73%      0.99%      1.24%

Portfolio turnover rate                           31%         35%         34%        33%        34%

SAFECO Dividend Income Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                    For the Year Ended December 31
                                             2001      2000      1999     1998     1997

Net asset value at beginning of period      $20.58    $22.39    $23.47   $23.89   $21.13

Income (loss) from investment
operations
 Net investment income                        0.30      0.38      0.50     0.64     0.65
 Net realized and unrealized gain (loss)
 on investments                              (1.76)    (1.81)    (0.25)    0.86     4.87
-----------------------------------------------------------------------------------------

 Total from investment operations            (1.46)    (1.43)     0.25     1.50     5.52

Less Distributions
 Dividends from net investment income        (0.30)    (0.38)    (0.50)   (0.64)   (0.65)
 Distributions from realized gains              --        --     (0.83)   (1.28)   (2.11)
-----------------------------------------------------------------------------------------

 Total distributions                         (0.30)    (0.38)    (1.33)   (1.92)   (2.76)
-----------------------------------------------------------------------------------------

Net asset value at end of period            $18.82    $20.58    $22.39   $23.47   $23.89
-----------------------------------------------------------------------------------------

Total return                                 (7.06%)   (6.36%)    1.17%    6.31%   26.43%

Net assets at end of period (000's)        $177,920  $217,053  $303,537 $399,279 $401,985

Ratios to average net assets:
 Expenses                                     1.08%     1.07%     0.99%    0.82%    0.85%
 Net investment income                        1.57%     1.80%     2.18%    2.54%    2.81%

Portfolio turnover rate                         58%       45%       42%      46%      52%

SAFECO Northwest Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                  For the Year Ended December 31
                                            2001      2000     1999     1998     1997

Net asset value at beginning of period     $21.25    $25.33   $17.73   $17.31   $14.07

Income (loss) from investment
operations
 Net investment loss                        (0.03)    (0.11)   (0.10)   (0.09)   (0.03)
 Net realized and unrealized gain (loss)
 on investments                             (2.36)    (3.97)    9.71     0.70     4.41
---------------------------------------------------------------------------------------

 Total from investment operations           (2.39)    (4.08)    9.61     0.61     4.38

Less distributions
 Distributions from realized gains             --        --    (2.01)   (0.19)   (1.14)
---------------------------------------------------------------------------------------

Net asset value at end of period           $18.86    $21.25   $25.33   $17.73   $17.31
---------------------------------------------------------------------------------------

Total return                               (11.25%)  (16.11%)  54.25%    3.50%   31.12%

Net assets at end of period (000's)        $85,290  $108,113  $97,534  $63,594  $64,635

Ratios to average net assets:
 Gross expenses                              1.21%     1.11%    1.17%    1.12%    1.09%
 Net expenses                                1.10%     1.10%    1.10%    1.12%    1.09%
 Net investment loss                        (0.15%)   (0.45%)  (0.54%)  (0.49%)  (0.19%)

Portfolio turnover rate                        50%       36%      49%      50%      55%

SAFECO International Stock Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000     1999    1998    1997

Net asset value at beginning of period     $14.24   $16.95   $13.14  $11.50  $11.29

Income (loss) from investment
operations
 Net investment income                       0.06     0.08     0.03    0.01    0.24
 Net realized and unrealized gain (loss)
 on investments and foreign currency        (3.65)   (1.94)    3.78    1.63    0.28
------------------------------------------------------------------------------------

 Total from investment operations           (3.59)   (1.86)    3.81    1.64    0.52

Redemption fees                              0.14       --       --      --      --

Less distributions
 Dividends from net investment income       (0.25)   (0.08)      --      --   (0.29)
 Distributions from realized gains             --    (0.77)      --      --   (0.02)
------------------------------------------------------------------------------------

 Total distributions                        (0.25)   (0.85)      --      --   (0.31)
------------------------------------------------------------------------------------

Net asset value at end of period           $10.54   $14.24   $16.95  $13.14  $11.50
------------------------------------------------------------------------------------

Total return                               (24.30%) (10.95%)  29.00%  14.26%   4.55%

Net assets at end of period (000's)        $23,398  $33,019  $36,967 $22,111 $14,754

Ratios to average net assets:
 Gross expenses                              2.08%    1.79%    1.72%   1.79%   1.89%
 Net expenses                                1.46%    1.40%    1.69%   1.62%   1.63%
 Net investment income                       0.46%    0.23%    0.21%   0.14%   0.58%

Portfolio turnover rate                       163%      33%      24%     26%     22%

SAFECO Balanced Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000    1999    1998    1997

Net asset value at beginning of period     $12.06   $11.81  $12.22  $11.61  $10.70

Income (loss) from investment
operations
 Net investment income                       0.33     0.34    0.31    0.32    0.32
 Net realized and unrealized gain (loss)
 on investments                             (0.37)    0.25   (0.18)   1.12    1.45
-----------------------------------------------------------------------------------

 Total from investment operations           (0.04)    0.59    0.13    1.44    1.77

Less distributions
 Dividends from net investment income       (0.33)   (0.34)  (0.31)  (0.32)  (0.32)
 Distributions from realized gains             --       --   (0.23)  (0.51)  (0.54)
-----------------------------------------------------------------------------------

 Total distributions                        (0.33)   (0.34)  (0.54)  (0.83)  (0.86)
-----------------------------------------------------------------------------------

Net asset value at end of period           $11.69   $12.06  $11.81  $12.22  $11.61
-----------------------------------------------------------------------------------

Total return                                (0.29%)   5.09%   1.05%  12.56%  16.64%

Net assets at end of period (000's)        $14,736  $14,816 $18,008 $19,137 $13,667

Ratios to average net assets:
 Gross expenses                              1.49%    1.43%   1.33%   1.17%   1.23%
 Net expenses                                1.10%    1.10%   1.14%   1.17%   1.23%
 Net investment income                       2.82%    2.83%   2.51%   2.74%   2.85%

Portfolio turnover rate                        75%      63%     95%     75%    101%

SAFECO Small Company Value Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                  For the Year Ended December 31
                                            2001    2000     1999     1998     1997

Net asset value at beginning of period     $11.77  $12.73   $11.16   $14.23   $11.81

Income (loss) from investment
operations
 Net investment income (loss)                0.13   (0.02)   (0.06)   (0.06)   (0.04)
 Net realized and unrealized gain (loss)
 on investments                              2.01   (0.94)    1.63    (3.01)    2.80
-------------------------------------------------------------------------------------

 Total from investment operations            2.14   (0.96)    1.57    (3.07)    2.76

Less distributions
 Dividends from net investment income       (0.13)     --       --       --       --
 Distributions from realized gains             --      --       --       --    (0.34)
-------------------------------------------------------------------------------------

 Total distributions                        (0.13)     --       --       --    (0.34)
-------------------------------------------------------------------------------------

Net asset value at end of period           $13.78  $11.77   $12.73   $11.16   $14.23
-------------------------------------------------------------------------------------

Total return                                18.20%  (7.54%)  14.07%  (21.57%)  23.38%

Net assets at end of period (000's)        $29,643 $22,477  $28,319  $35,162  $22,658

Ratios to average net assets:
 Gross expenses                              1.48%   1.41%    1.44%    1.28%    1.33%
 Net expenses                                1.19%   1.15%    1.20%    1.28%    1.33%
 Net investment income (loss)                1.01%  (0.13%)  (0.49%)  (0.49%)  (0.41%)

Portfolio turnover rate                       141%    107%     117%      90%      61%

SAFECO Small Company Growth Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                       October 31, 2001
                                         (Commencement
                                       of Operations) to
                                       December 31, 2001
--------------------------------------------------------

Net asset value at beginning of period      $10.00

Income from investment
operations
 Net investment loss                         (0.02)
 Net realized and unrealized gain
 on investments                               1.33
--------------------------------------------------------

 Total from investment operations             1.31

Net asset value at end of period            $11.31
--------------------------------------------------------

Total return*                                13.10%

Net assets at end of period (000's)          $2,367

Ratios to average net assets:
 Gross expenses**                             4.54%
 Net expenses**                               1.60%
 Net investment loss**                       (1.23%)

Portfolio turnover rate**                       43%


*  Not annualized.
** Annualized.

SAFECO U.S. Value Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                                              April 30, 1987
                                                                              (Commencement
                                                                              of Operations)
                                          For the Year Ended December 31      to December 31
                                           2001      2000     1999       1998      1997

Net asset value at beginning of period    $11.96     $11.95   $11.95     $11.19   $10.00

Income (loss) from investment
operations
 Net investment income                      0.14       0.13     0.11       0.12     0.09
 Net realized and unrealized gain (loss)
 on investments                            (0.71)      0.01     0.50       1.28     1.66
------------------------------------------------------------------------------------------

 Total from investment operations          (0.57)      0.14     0.61       1.40     1.75

Less distributions
 Dividends from net investment income      (0.14)     (0.13)   (0.11)     (0.12)   (0.09)
 Distributions from realized gains            --         --    (0.50)     (0.52)   (0.47)
------------------------------------------------------------------------------------------

 Total distributions                       (0.14)     (0.13)   (0.61)     (0.64)   (0.56)
------------------------------------------------------------------------------------------

Net asset value at end of period          $11.25     $11.96   $11.95     $11.95   $11.19
------------------------------------------------------------------------------------------

Total return                               (4.78%)     1.18%    5.15%     12.61%   17.50%*

Net assets at end of period (000's)        $8,383     $8,541   $9,905    $10,014   $9,063

Ratios to average net assets:
 Gross expenses                             1.79%      1.64%    1.52%      1.19%    1.19%**
 Net expenses                               1.10%      1.10%    1.17%      1.19%    1.19%**
 Net investment income                      1.21%      1.08%    0.93%      1.06%    1.26%**

Portfolio turnover rate                       39%        45%      52%        55%      36%**

*  Not annualized.
** Annualized.

SAFECO U.S. Growth Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                       October 31, 2001
                                         (Commencement
                                       of Operations) to
                                       December 31, 2001
--------------------------------------------------------
Net asset value at beginning of period      $10.00

Income from investment
operations
 Net realized and unrealized gain
 on investments                               0.64
--------------------------------------------------------

 Total from investment operations             0.64

Net asset value at end of period            $10.64
--------------------------------------------------------

Total return*                                 6.40%

Net assets at end of period (000's)          $2,372

Ratios to average net assets:
 Gross expenses**                             4.29%
 Net expenses**                               1.40%
 Net investment loss**                       (0.28%)

Portfolio turnover rate**                       2%

*  Not annualized.
** Annualized.

SAFECO High-Yield Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000     1999    1998    1997

Net asset value at beginning of period     $7.26    $8.38    $8.78   $9.13   $8.82

Income (loss) from investment
operations
 Net investment income                      0.61     0.69     0.71    0.74    0.77
 Net realized and unrealized gain (loss)
 on investments                            (0.75)   (1.12)   (0.40)  (0.35)   0.31
-----------------------------------------------------------------------------------

 Total from investment operations          (0.14)   (0.43)    0.31    0.39    1.08

Less distributions
 Dividends from net investment income      (0.61)   (0.69)   (0.71)  (0.74)  (0.77)
-----------------------------------------------------------------------------------

Net asset value at end of period           $6.51    $7.26    $8.38   $8.78   $9.13
-----------------------------------------------------------------------------------

Total return                               (2.05%)  (5.52%)   3.74%   4.45%  12.79%

Net assets at end of period (000's)       $51,454  $54,540  $73,004 $79,696 $71,058

Ratios to average net assets:
 Gross expenses                             1.14%    1.13%    0.99%   0.92%   0.91%
 Net expenses                               1.07%    1.05%    0.95%   0.92%   0.91%
 Net investment income                      8.75%    8.63%    8.31%   8.26%   8.58%

Portfolio turnover rate                      185%      45%      71%     64%     85%

SAFECO Intermediate-Term U.S. Treasury Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                 For the Year Ended December 31
                                            2001     2000    1999     1998    1997

Net asset value at beginning of period    $10.48    $9.99  $10.74   $10.34  $10.11

Income (loss) from investment
operations
 Net investment income                      0.49*    0.55    0.54     0.57    0.58
 Net realized and unrealized gain (loss)
 on investments                             0.14     0.49   (0.75)    0.40    0.23
-----------------------------------------------------------------------------------

 Total from investment operations           0.63     1.04   (0.21)    0.97    0.81
Less distributions
 Dividends from net investment income      (0.50)   (0.55)  (0.54)   (0.57)  (0.58)
-----------------------------------------------------------------------------------

Net asset value at end of period          $10.61   $10.48   $9.99   $10.74  $10.34
-----------------------------------------------------------------------------------

Total return                                6.07%   10.74%  (1.98%)   9.61%   8.29%

Net assets at end of period (000's)       $21,108  $18,968 $19,092  $24,061 $15,698

Ratios to average net assets:
 Gross expenses                             1.10%    1.22%   1.10%    0.90%   0.92%
 Net expenses                               0.95%    0.95%   0.93%    0.90%   0.92%
 Net investment income                      4.55%*   5.41%   5.22%    5.38%   5.74%

Portfolio turnover rate                       74%     199%     14%       3%     82%


* Net investment income includes $(0.01) and the ratio of net investment income includes (0.13%) which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO U.S. Government Fund*
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                             2001    2000    1999    1998    1997

Net asset value at beginning of period      $9.35   $9.10   $9.64   $9.57   $9.36

Income from investment
operations
 Net investment income                       0.55    0.59    0.55    0.57    0.60
 Net realized and unrealized gain (loss)
 on investments                              0.12    0.25   (0.54)   0.07    0.21
----------------------------------------------------------------------------------

 Total from investment operations            0.67    0.84    0.01    0.64    0.81

Less distributions
 Dividends from net investment income       (0.55)  (0.59)  (0.55)  (0.57)  (0.60)
----------------------------------------------------------------------------------

Net asset value at end of period            $9.47   $9.35   $9.10   $9.64   $9.57
----------------------------------------------------------------------------------

Total return                                 7.29%   9.50%   0.16%   6.84%   8.97%

Net assets at end of period (000's)        $45,218 $37,564 $39,449 $42,145 $38,172

Ratios to average net assets:
 Gross expenses                              0.98%   1.05%   0.98%   0.94%   0.93%
 Net expenses                                0.95%   0.95%   0.94%   0.94%   0.93%
 Net investment income                       5.74%   6.43%   5.92%   5.90%   6.40%

Portfolio turnover rate                        63%    160%    133%    105%     83%


* Formerly the SAFECO GNMA Fund

SAFECO Managed Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                              For the Year Ended December 31
                                            2001   2000   1999    1998   1997

Net asset value at beginning of period     $8.30  $7.90  $8.64   $8.60  $8.35

Income (loss) from investment
operations
 Net investment income                      0.46   0.48   0.41    0.42   0.42
 Net realized and unrealized gain (loss)
 on investments                             0.11   0.40  (0.74)   0.29   0.25
------------------------------------------------------------------------------

 Total from investment operations           0.57   0.88  (0.33)   0.71   0.67

Less distributions
 Dividends from net investment income      (0.46) (0.48) (0.41)  (0.42) (0.42)
 Distributions from realized gains            --     --     --   (0.25)    --
------------------------------------------------------------------------------

 Total distributions                       (0.46) (0.48) (0.41)  (0.67) (0.42)
------------------------------------------------------------------------------

Net asset value at end of period           $8.41  $8.30  $7.90   $8.64  $8.60
------------------------------------------------------------------------------

Total return                                6.95% 11.57% (3.82%)  8.43%  8.23%

Net assets at end of period (000's)        $7,295 $5,956 $6,781  $6,757 $4,627

Ratios to average net assets:
 Gross expenses                             1.59%  1.63%  1.41%   1.16%  1.15%
 Net expenses                               0.90%  0.90%  0.94%   1.16%  1.15%
 Net investment income                      5.41%  6.01%  5.10%   4.79%  4.98%

Portfolio turnover rate                      126%   102%   147%    133%   177%

SAFECO California Tax-Free Income Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                 For the Year Ended December 31
                                            2001      2000    1999      1998    1997

Net asset value at beginning of period     $12.49    $11.04  $12.74    $12.93  $12.22

Income (loss) from investment
operations
 Net investment income                       0.62*     0.56    0.56      0.60    0.60
 Net realized and unrealized gain (loss)
 on investments                             (0.11)     1.45   (1.70)     0.18    0.76
--------------------------------------------------------------------------------------

 Total from investment operations            0.51      2.01   (1.14)     0.78    1.36

Less distributions
 Dividends from net investment income       (0.61)    (0.56)  (0.56)    (0.60)  (0.60)
 Distributions from realized gains             --        --      --     (0.37)  (0.05)
--------------------------------------------------------------------------------------

 Total distributions                        (0.61)    (0.56)  (0.56)    (0.97)  (0.65)
--------------------------------------------------------------------------------------

Net asset value at end of period           $12.39    $12.49  $11.04    $12.74  $12.93
--------------------------------------------------------------------------------------

Total return                                 4.12%    18.79%  (9.18%)    6.19%  11.55%

Net assets at end of period (000's)        $90,165  $104,988 $85,782  $112,457 $88,379

Ratios to average net assets:
 Expenses                                    0.75%     0.74%   0.74%     0.68%   0.68%
 Net investment income                       4.98%*    4.85%   4.66%     4.60%   4.88%

Portfolio turnover rate                        32%       26%     25%       39%     10%


* Net investment income includes $0.01 and the ratio of net investment income includes 0.11% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                    For the Year Ended December 31
                                             2001      2000     1999      1998     1997
Net asset value at beginning of period      $13.96    $12.89   $14.45    $14.52   $13.98

Income (loss) from investment
operations
 Net investment income                        0.71*     0.70     0.69      0.73     0.75
 Net realized and unrealized gain (loss)
 on investments                               0.02      1.07    (1.56)     0.17     0.70
-----------------------------------------------------------------------------------------

 Total from investment operations             0.73      1.77    (0.87)     0.90     1.45

Less distributions
 Dividends from net investment income        (0.69)    (0.70)   (0.69)    (0.73)   (0.75)
 Distributions from realized gains           (0.03)       --       --     (0.24)   (0.16)
-----------------------------------------------------------------------------------------

 Total distributions                         (0.72)    (0.70)   (0.69)    (0.97)   (0.91)
-----------------------------------------------------------------------------------------

Net asset value at end of period            $13.97    $13.96   $12.89    $14.45   $14.52
-----------------------------------------------------------------------------------------

Total return                                  5.30%    14.17%   (6.18%)    6.35%   10.68%

Net assets at end of period (000's)        $533,803  $499,831 $470,267  $539,860 $502,946

Ratios to average net assets:
 Expenses                                     0.62%     0.62%    0.60%     0.51%    0.51%
 Net investment income                        5.01%*    5.27%    5.04%     5.01%    5.31%

Portfolio turnover rate                       9.00%       32%      17%       21%      14%

* Net investment income includes $0.02 and the ratio of net investment income includes 0.13% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO Intermediate-Term Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                               For the Year Ended December 31
                                           2001    2000    1999     1998    1997

Net asset value at beginning of period     $10.76  $10.46  $11.02   $10.92  $10.61

Income (loss) from investment
operations
 Net investment income                       0.44    0.45    0.45     0.47    0.47
 Net realized and unrealized gain (loss)
 on investments                              0.05    0.31   (0.54)    0.10    0.31
-----------------------------------------------------------------------------------

 Total from investment operations            0.49    0.76   (0.09)    0.57    0.78

Less distributions
 Dividends from net investment income       (0.44)  (0.45)  (0.45)   (0.47)  (0.47)
 Distributions from realized gains          (0.08)  (0.01)  (0.02)      --      --
-----------------------------------------------------------------------------------

 Total distributions                        (0.52)  (0.46)  (0.47)   (0.47)  (0.47)
-----------------------------------------------------------------------------------

Net asset value at end of period           $10.73  $10.76  $10.46   $11.02  $10.92
-----------------------------------------------------------------------------------

Total return                                 4.53%   7.44%  (0.84%)   5.33%   7.50%

Net assets at end of period (000's)        $15,223 $13,896 $14,607  $15,487 $13,780

Ratios to average net assets:
 Gross expenses                              0.96%   0.97%   0.92%    0.83%   0.83%
 Net expenses                                0.90%   0.90%   0.86%    0.83%   0.83%
 Net investment income                       4.01%   4.27%   4.18%    4.25%   4.37%

Portfolio turnover rate                        22%     16%     11%       4%     11%

SAFECO Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                           2001     2000     1999     1998     1997
Net asset value at beginning of period    $1.00    $1.00    $1.00    $1.00    $1.00

Income from investment
operations
 Net investment income                     0.04     0.06     0.05     0.05     0.05

Less distributions
 Dividends from net investment income     (0.04)   (0.06)   (0.05)   (0.05)   (0.05)
------------------------------------------------------------------------------------

Net asset value at end of period          $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------

Total return                               3.75%    5.90%    4.65%    5.08%    4.93%

Net assets at end of period (000's)     $227,142 $242,195 $240,459 $227,329 $176,623

Ratios to average net assets:
 Gross expenses                            0.92%    0.97%    0.95%    0.79%    0.78%
 Net expenses                              0.80%    0.80%    0.81%    0.79%    0.78%
 Net investment income                     3.71%    5.72%    4.55%    4.97%    4.82%

SAFECO Tax-Free Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                               For the Year Ended December 31
                                          2001    2000     1999     1998    1997

Net asset value at beginning of period   $1.00   $1.00    $1.00    $1.00   $1.00

Income from investment
operations
 Net investment income                    0.02    0.03     0.03     0.03    0.03

Less distributions
 Dividends from net investment income    (0.02)  (0.03)   (0.03)   (0.03)  (0.03)
---------------------------------------------------------------------------------

Net asset value at end of period         $1.00   $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------

Total return                              2.34%   3.52%    2.77%    3.07%   3.12%

Net assets at end of period (000's)     $76,554 $73,934  $77,323  $77,457 $75,437

Ratios to average net assets:
 Expenses                                 0.75%   0.71%+   0.66%+   0.63%   0.63%
 Net investment income                    2.31%   3.46%    2.72%    3.04%   3.11%

+ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% and 0.70% for the year ended December 31, 2000 and 1999. The fee waiver expired on April 30, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you can earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to state and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax advisor about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Capital gain distributions represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.

The Equity Fund, Dividend Income Fund, Balanced Fund and U.S. Value Fund intend to declare and pay dividends, if any, during the last month of each calendar quarter. The Growth Opportunities Fund, Northwest Fund, International Stock Fund, Small Company Value Fund, Small Company Growth Fund and U.S. Growth Fund intend to declare and pay dividends, if any, annually in December. The Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Bond Fund, Managed Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, Intermediate-Term Municipal Bond Fund, Money Market Fund and Tax-Free Money Market Fund intend to declare dividends, if any, each business day and pay them monthly. All Funds (except the Money Market Funds) pay capital gain distributions and special dividends, if any, in March and December.


Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or Money Market Funds at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Dividends and other distributions paid by a Fund on the Investor Class and each other class of its shares are calculated at the same time in the same manner.

REINVESTING DISTRIBUTIONS

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 591/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and may be wholly or partly tax free.

You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you sell (redeem) your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and net short-term capital gains are generally taxed as ordinary income. Distributions of the Funds' net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Selling or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital gains depending on how long you held your shares in the Fund. Consult your tax advisor for current capital gains and federal income tax rates.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the U.S. Government Fund may invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds and the Tax-Free Money Market Fund. Each of these Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds purchased below their issue price (at a discount). The tax-exempt Bond Funds typically purchase discount bonds as part of a call protection strategy.

If you buy shares of a tax-exempt Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the sale or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Retirement Plans and Accounts

The Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. The annual contribution limits and other requirements for these accounts are subject to change. It is important that you read plan and/or account documents carefully and consult your personal tax advisor before contributing money. Certain retirement accounts have an annual custodial fee of $5 per Fund up to a maximum of $10. The custodial fee is waived for retirement accounts with balances over $10,000.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

In the current year, individuals can generally contribute up to $3,000 to an IRA, ($3,500 if you are age 50 or older).

..  Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

..  Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. Your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

EDUCATION SAVINGS ACCOUNTS

This Education Savings Account (formerly known as an "Education IRA") is a vehicle for saving for a child's higher education. Currently, up to $2,000 can be contributed to an Education Savings Account for the same beneficiary. Contributions to an Education Savings Account are not tax deductible, but earnings on the Education Savings Account are generally tax free if used to pay qualified education expenses. There are income limitations on who can contribute to an Education Savings Account. See your tax advisor for further details.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP-IRAs)

SEP-IRAs are retirement plans for small businesses and self-employed individuals. SEP-IRAs have the same investment minimums as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. Minimum investment amounts are negotiable.

403(b)(7) PLANS

403(b)(7) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-624-5711.

YOUR INVESTMENT
How We Calculate the Value of Your Shares and Value Fund Assets


The net asset value of a Fund share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

We obtain market value information for each Fund's investments from a pricing service. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method each Fund's Board of Trustees believes reflects fair value.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Like most money market funds, each Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after the order is placed with the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon placing it with the intermediary or at the time the order is placed with a Fund. The intermediary may charge a fee for its services.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT

To open an account, complete an account application and mail it to SAFECO Mutual Funds with a check made payable to SAFECO Mutual Funds for your initial investment. If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

To Transact Business

BY MAIL:

You can apply for a new account or request account transactions by writing to SAFECO Mutual Funds at the following address:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

BY WIRE:

You can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call SAFECO at 1-800-624-5711 before the close of regular trading on the NYSE.

The wire must be received by the Funds' bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

U.S. Bank of Washington, N.A., Seattle, WA
ABA #1250-0010-5
Account #153 5000 60709

Have your bank include with the wire, the account owner name and number of your SAFECO Mutual Funds account and the name of the SAFECO Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. SAFECO is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. SAFECO Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

OVER THE INTERNET OR BY TELEPHONE:

Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done over the Internet or by telephone. The range of transactions allowed under this option may vary by type of account. If you do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you use a pin number or provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that Internet or telephone activity will be completely secure or free of delays or malfunctions. SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

For Internet transactions, visit the SAFECO Mutual Funds Web site at www.safecofunds.com. For telephone transactions call 1-800-624-5711 to speak to a representative or use our Automated Services Line at 1-800-835-4391. Our Automated Services Line provides a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet or by telephone. We may suspend, limit, modify, or terminate Internet and telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:

SAFECO Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine whether it has an established relationship with SAFECO Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from SAFECO Mutual Funds.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Buying, Selling and Exchanging Shares

The price of one share, whether you are purchasing, selling or exchanging shares is its net asset value (NAV) next determined after the order is placed with a Fund. Orders must include any money required and sufficient instructions to complete your transaction. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with SAFECO Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction (except when money is wired into an account).

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum investment amounts vary by type of account and apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:


Minimum
Investment                        Additional
Amounts       Initial Additional  Investment
per Fund      Amount   Amounts   through AIM*
------------- ------- ---------- ------------
Regular
Accounts      $2,500     $100        $100
---------------------------------------------

UTMA
Accounts      $1,000     $100        $100
---------------------------------------------

Traditional &
Roth IRAs     $2,000     $100        $ 50
---------------------------------------------

Education
Savings
Accounts      $1,000     $100        $ 50

* Our Automatic Investment Method (AIM) allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-624-5711.

We do not accept currency, credit card convenience checks, traveler's checks or money orders, and can accept only checks and wires made payable to SAFECO Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares because you will not be able to request a share redemption or exchange using our Internet service or over the telephone.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the NYSE is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your investment.

In addition to an Investor Class, some of the Funds offer Class A, Class B, and Class C shares that are sold in a separate prospectus. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a Fund only if it is qualified for sale in the state where you live. If you do not designate the Fund(s) in which you want to invest, your money will be invested in the Money Market Fund. We reserve the right to refuse the purchase of shares.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, over the Internet or by telephone, or through certain intermediaries. Internet and telephone redemptions may not be available for retirement accounts.

The Growth Opportunities Fund, Northwest Fund, Small Company Value Fund, Small Company Growth Fund, International Stock Fund, High-Yield Bond Fund, and U.S. Government Fund will deduct 2.00% from the redemption proceeds for shares held less than 90 days (not including shares acquired through reinvested distributions or contributions to employer-sponsored retirement plans). These fees will be paid directly to the Fund and are designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in the Fund's asset levels and cash flow caused by short-term shareholder trading. For purposes of determining the redemption fee, shares held the longest will be redeemed first.

Funds may require all account holder signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $100,000. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone or over the Internet you may not use those services to redeem shares for a period of 30 days unless we have a signed authorization from you to transfer money directly to your bank account. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-624-5711.

Redemption Drafts--Money Market Funds Only

If you are a shareholder in one of the Money Market Funds, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for retirement accounts.

Drafts may be made payable to anyone and must be:

1) $500 or more; and

2) signed by the authorized account holders.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchanging Shares

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Several Funds will deduct 2.00% from the value of exchanged shares that were held less than 90 days. The exchange fee works exactly the same as the redemption fee. (See "Selling Shares" for details and applicable Funds.) Exchanged shares do not also incur a redemption fee. For purposes of determining the exchange fee, shares held the longest will be exchanged first.


Here are some additional things you should know about exchanges:

.. exchanges of SAFECO Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds;

.. under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell;

.. if immediate payment could adversely affect a Fund, we may need to delay the exchange of shares for up to seven days; and

.. exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request we believe will increase transaction costs, or otherwise adversely affect other shareholders. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

..  investments made using our Automatic Investment Method;

..  for group purchases made by employers on behalf of their employees;

..  nonquarter-end dividends that are reinvested or sent via electronic transfer;

..  annual custodial fees for retirement accounts; and

..  annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined SAFECO Fund balances for the same shareholder tax identification number exceed $10,000.

We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, you may print the registration form from our Web site at www.safecofunds.com or call 1-800-624-5711 to request that we mail the form to you. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890. If you have enrolled in the Internet option or telephone option service, you may place your request over the Internet or with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

                            SAFECO FAMILY OF FUNDS

Long-Term Growth                             Nasdaq Symbol

SAFECO Growth Opportunities Fund             SAFGX
SAFECO Equity Fund                           SAFQX
SAFECO Northwest Fund                        SFNWX
SAFECO International Stock Fund              SFISX
SAFECO Balanced Fund                         SAFBX
SAFECO Small Company Value Fund              SFSCX
SAFECO Small Company Growth Fund             SMCGX
SAFECO U.S. Value Fund                       SAFVX
SAFECO U.S. Growth Fund                      SUGRX

High Current Income with Long-Term Growth

SAFECO Dividend Income Fund                  SAFIX

Bond Income

SAFECO High-Yield Bond Fund                  SAFHX
SAFECO Intermediate-Term U.S. Treasury Fund  SFIUX
SAFECO U.S. Government Fund                  SFUSX
SAFECO Managed Bond Fund                     SAMBX

Tax-Free Bond Income

SAFECO Intermediate-Term Municipal Bond Fund SFIBX
SAFECO California Tax-Free Income Fund       SFCAX
SAFECO Municipal Bond Fund                   SFCOX

Stability of Principal

SAFECO Money Market Fund                     SAFXX
SAFECO Tax-Free Money Market Fund            SFTXX

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds

   Write to:                 SAFECO Mutual Funds
                             P.O. Box 34890
                             Seattle, WA 98124-1890

   Call:                     1-800-624-5711
                             Deaf and Hard of Hearing
                             TTY/TDD Service: 1-800-438-8718

   Visit our Web site:       www.safecofunds.com

   Email:                    mfunds@safeco.com

   Or contact the SEC [note: the SEC may charge a fee to copy documents]:

   Write to:                 SEC Public Reference Section
                             Washington, DC 20549-0102

   Email:                    publicinfo@sec.gov

   Visit the SEC Web site:   http://www.sec.gov
                             Registration filings are located
                             on the EDGAR Database


   Visit the SEC:            Public Reference Room
                             450 Fifth Street, N.W.
                             Washington, DC 20549-6009
                             1-202-942-8090 or 1-800-SEC-0330


                             SEC 1940 Act File Number:          811-6167
                                                                811-5574
                                                                811-7300
                                                                811-3347
                                                                811-6667

[LOGO OF SAFECO CORPORATION]

                                    [GRAPHIC]

                                Safeco Prospectus



SAFECO Mutual Funds
Prospectus

Advisor Classes
May 1, 2002

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Prospectus
Advisor Class A
Advisor Class B
Advisor Class C

SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Dividend Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Small Company Growth Fund
SAFECO U.S. Growth Fund
SAFECO High-Yield Bond Fund
SAFECO Money Market Fund

Prospectus
Advisor Class A
Advisor Class B

SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO U.S. Value Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO U.S. Government Fund
SAFECO Managed Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund

Table of Contents

                                                                PAGE
                                                                ----
Stock Funds
SAFECO Growth Opportunities Fund...............................   1
SAFECO Equity Fund.............................................   5
SAFECO Dividend Income Fund....................................   9
SAFECO Northwest Fund..........................................  13
SAFECO International Stock Fund................................  18
SAFECO Balanced Fund...........................................  22
SAFECO Small Company Value Fund................................  27
SAFECO Small Company Growth Fund...............................  31
SAFECO U.S. Value Fund.........................................  34
SAFECO U.S. Growth Fund........................................  38

Taxable Bond Funds
SAFECO High-Yield Bond Fund....................................  41
SAFECO Intermediate-Term U.S. Treasury Fund....................  45
SAFECO U.S. Government Fund....................................  49
SAFECO Managed Bond Fund.......................................  54

Tax-Exempt Bond Funds
SAFECO California Tax-Free Income Fund.........................  59
SAFECO Municipal Bond Fund.....................................  64

Money Market Funds
SAFECO Money Market Fund.......................................  68

Additional Investment Information
General Investment Risks.......................................  72
Management.....................................................  73
Financial Highlights...........................................  75
Fund Distributions and Tax Considerations...................... 119
Retirement Plans and Accounts.................................. 120

Your Investment
How We Calculate the Value of Your Shares and Value Fund Assets 122
Choosing a Class of Shares..................................... 122
Sales Charge Reductions and Waivers............................ 126
Opening Your Account and Transacting Business.................. 128
Buying, Selling, and Exchanging Shares......................... 129
Maintaining Your Account....................................... 131

For More Information........................................... 134

SAFECO Growth Opportunities Fund
The SAFECO Growth Opportunities Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  the rate at which the company's earnings are projected to grow; or

.. whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:

.. any of the above factors or other relative-value indicators have deteriorated;

.. the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           -3.07
    '93           22.19
    '94           -1.62
    '95           26.10
    '96           22.90
    '97           49.61
    '98            4.47
    '99            2.43
    '00           -4.52
    '01           21.66

During the ten-year period shown in the bar chart, the highest quarterly return was 34.48% for the quarter ended June 30, 2001; and the lowest quarterly return was -25.40% for the quarter ended September 30, 1998.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


  Average Annual Total Returns as of December 31, 2001

                                        1 year 5 years 10 years
  SAFECO Growth Opportunities Fund*

  Class A before tax                    14.67%  11.87%  12.21%

  Class A after tax on distributions    14.67%  10.84%   9.60%

  Class A after tax on distributions
  and sale of Fund shares                8.94%   9.41%   8.90%

  Class B before tax                    15.77%  12.10%  12.43%

  Class C before tax                    19.74%  12.34%  12.42%

  Russell 2000 Index**                   2.49%   7.52%  11.51%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fee Table
                                                            Class A   Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*     None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None     5.00%**  1.00%***
  Sales charge on reinvested dividends                      None      None     None
  Redemption fees/1/                                        None      None     None
  Exchange fees                                             None      None     None
  Annual low balance fee/2/                                  $12       $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.66%     0.66%    0.66%
  12b-1 fees                                               0.25%     1.00%    1.00%
  Other expenses                                           0.45%     0.43%    0.40%
  Total annual Fund operating expenses                     1.36%     2.09%    2.06%
  Expense reimbursement/3/                                 0.05%     0.03%     None
  Net annual Fund operating expenses                       1.31%     2.06%    2.06%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.

** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.

*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.

/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $701   $966   $1,252   $2,063

  Class B--with redemption          $709   $946   $1,308   $1,981
         --without redemption       $209   $646   $1,108   $1,981

  Class C--with redemption          $309   $646   $1,108   $2,390
         --without redemption       $209   $646   $1,108   $2,390

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has managed the Fund since 1989.

Safeco Equity Fund
The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in equity and equity-related securities.

The Fund invests primarily in stocks of large, established companies that:

..  are proven performers;

..  have predictable earnings growth over a three- to five-year outlook; or

..  have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:

.. the company's earnings prospects or relative-value indicators have deteriorated;

.. the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

..  an earnings catalyst is not successful;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92            9.26
    '93           30.91
    '94            9.93
    '95           25.26
    '96           25.00
    '97           23.56
    '98           24.77
    '99            9.13
    '00          -11.34
    '01          -10.06

During the ten-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998; and the lowest quarterly return was -11.57% for the quarter ended September 30, 2001.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

  Average Annual Total Returns as of December 31, 2001

                                        1 year  5 years 10 years
  SAFECO Equity Fund*

  Class A before tax                   -15.22%   4.81%  12.02%

  Class A after tax on distributions   -15.29%   3.78%   9.92%

  Class A after tax on distributions
  and sale of Fund shares               -9.27%   3.70%   9.28%

  Class B before tax                   -15.16%   4.88%  12.21%

  Class C before tax                   -11.62%   5.23%  12.23%

  S&P 500 Index**                      -11.88%  10.70%  12.93%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fee Table
                                                           Class A    Class B    Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                        5.75%*     None       None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)                None     5.00%**    1.00%***
  Sales charge on reinvested dividends                        None      None       None
  Redemption fees/1/                                          None      None       None
  Exchange fees                                               None      None       None
  Annual low balance fee/2/                                    $12       $12        $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                            0.63%     0.63%      0.63%
  12b-1 fees                                                 0.25%     1.00%      1.00%
  Other expenses                                             0.54%     0.42%      0.40%
  Total annual Fund operating expenses                       1.42%     2.05%      2.03%
  Expense reimbursement/3/                                   0.14%     0.02%       None
  Net annual Fund operating expenses                         1.28%     2.03%      2.03%

* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $698   $958   $1,237   $2,031

  Class B--with redemption          $706   $937   $1,293   $1,908
        --without redemption        $206   $637   $1,093   $1,908

  Class C--with redemption          $306   $637   $1,093   $2,358
        --without redemption        $206   $637   $1,093   $2,358

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

SAFECO Dividend Income Fund
The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks with a history of paying dividends and can invest in preferred stocks, including convertible preferred stocks. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks with a history of paying dividends.

When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates. The advisor generally seeks companies having:

..  good earnings;

..  a history of dividend growth;

..  good value relative to share price; or

..  attractive growth potential.

The Fund may sell a security if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. A company may suspend dividend payments if profits are down or for other reasons.

The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           11.47
    '93           12.55
    '94           -1.09
    '95           30.36
    '96           23.95
    '97           26.15
    '98            5.38
    '99            1.01
    '00           -6.59
    '01           -7.33

During the ten-year period shown in the bar chart, the highest quarterly return was 14.35% for the quarter ended December 31, 1998; and the lowest quarterly return was -17.56% for the quarter ended September 30, 1998.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

  Average Annual Total Returns as of December 31, 2001

                                        1 year   5 years 10 years
  SAFECO Dividend Income Fund*

  Class A before tax                    -12.65%   1.84%   8.19%

  Class A after tax on distributions    -13.11%   0.33%   6.00%

  Class A after tax on distributions
  and sale of Fund shares                -7.71%   1.10%   5.91%

  Class B before tax                    -12.55%   2.06%   8.45%

  Class C before tax                     -8.82%   2.42%   8.47%

  Russell 1000 Value Index**             -5.59%  11.13%  14.16%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                           Class A   Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                        5.75%*     None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)                None     5.00%**  1.00%***
  Sales charge on reinvested dividends                        None      None     None
  Redemption fees/1/                                          None      None     None
  Exchange fees                                               None      None     None
  Annual low balance fee/2/                                    $12       $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                            0.70%     0.70%    0.70%
  12b-1 fees                                                 0.25%     1.00%    1.00%
  Other expenses                                             0.57%     0.54%    0.33%
  Total annual Fund operating expenses                       1.52%     2.24%    2.03%
  Expense reimbursement/3/                                   0.17%     0.14%     None
  Net annual Fund operating expenses                         1.35%     2.10%    2.03%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charges on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $705   $978   $1,272   $2,105

  Class B--with redemption          $713   $958   $1,329   $2,044
         --without redemption       $213   $658   $1,129   $2,044

  Class C--with redemption          $306   $637   $1,093   $2,358
         --without redemption       $206   $637   $1,093   $2,358

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Northwest Fund
The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:

.. companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;

.. companies that have their principal executive offices or significant facilities in the region;

.. companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;

.. companies having at least 50% of their assets or at least 50% of their employees in the region; or

.. companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such Northwest stocks.

When evaluating stock to buy for the Fund, the advisor looks for companies with:

..  faster earnings growth than their competitors;

..  low price-to-earnings ratios when compared to competitors;

..  a share price that represents good value; or

..  potential for long-term appreciation.

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Fund the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  a stock price reaches a specific target;

..  the stock becomes overvalued compared to other stocks in the industry;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Fund carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten year period compare to a broad market index such as the S&P 500 Index, and to an index of Northwest stocks, such as the WM Group Northwest 50 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           14.08
    '93            1.03
    '94           -1.55
    '95           20.17
    '96           14.95
    '97           30.79
    '98            2.87
    '99           53.90
    '00          -16.27
    '01          -11.46

During the ten-year period shown in the chart, the highest quarterly return was 34.99% for the quarter ended December 31, 1999; and the lowest quarterly return was -21.07% for the quarter ended September 30, 2001

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

  Average Annual Total Returns as of December 31, 2001

                                     1 year  5 years 10 years
  SAFECO Northwest Fund*

  Class A before tax                 -16.56%   7.66%   8.53%

  Class A after tax on distributions -16.56%   6.92%   7.40%

  Class A after tax on distributions
  and sale of Fund shares            -10.09%   6.23%   6.77%

  Class B before tax                 -16.54%   7.94%   8.79%

  Class C before tax                 -12.98%   8.25%   8.80%

  S&P 500 Index**                    -11.88%  10.70%  12.93%

  WM Group Northwest 50 Index**       -6.16%  15.55%  12.96%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The S&P 500 Index, an unmanaged index of 500 stocks, and the WM Group Northwest 50 Index, an unmanaged index of 50 stocks of companies doing significant business in the Northwest, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**  1.00%***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.70%   0.70%    0.70%
  12b-1 fees                                               0.25%   1.00%    1.00%
  Other expenses                                           0.57%   0.56%    0.55%
  Total annual Fund operating expenses                     1.52%   2.26%    2.25%
  Expense reimbursement/3/                                 0.17%   0.16%    0.15%
  Net annual Fund operating expenses                       1.35%   2.10%    2.10%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $705   $978   $1,272   $2,105

  Class B--with redemption          $713   $958   $1,329   $2,039
         --without redemption       $213   $658   $1,129   $2,039

  Class C--with redemption          $313   $658   $1,129   $2,431
         --without redemption       $213   $658   $1,129   $2,431


* Expenses for Class B shares reflect their conversion to Class A shares after six years.

The SAFECO Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since 1997.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO International Stock Fund
The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund will invest at least 65% of its assets in securities issued by companies domiciled in countries other than the United States. In addition, effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks.

When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:

..  appear undervalued;

.. have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and

..  are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in:

.. futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;

.. options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and

.. forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:

.. the company's earnings prospects or other fundamental value indicators have deteriorated;

..  a stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

Overseas investing carries potential risks beyond investment returns that are not associated with domestic investments. These risks include, but are not limited to:

.. currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;

.. political and financial instability that may result in expropriation of assets;

.. less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;

.. lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security;

.. less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may increase fraud;

..  increased price volatility;

..  delays in transaction settlement in some foreign markets; and

..  taxes imposed by foreign governments.

Investment in futures contracts, forward contracts and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in additional to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a recognized index of international stocks such as the MSCI EAFE Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. Periods shown prior to September 30, 1996, do not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97            4.30
    '98           13.68
    '99           28.64
    '00          -11.05
    '01          -24.49

Since the Fund's inception in 1996, the highest quarterly return was 19.70% for the quarter ended December 31, 1999; and the lowest quarterly return was -17.43% for the quarter ended September 30, 1998.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


  Average Annual Total Returns as of December 31, 2001

                                                     Life of
                                     1 year  5 years  Fund*
  SAFECO International Stock Fund**

  Class A before tax                 -28.82%  -0.77%  1.60%

  Class A after tax on distributions -29.43%  -1.32%  1.05%

  Class A after tax on distributions
  and sale of Fund shares            -17.55%  -0.72%  1.15%

  Class B before tax                 -28.77%  -0.73%  1.76%

  Class C before tax                 -25.82%  -0.38%  1.90%

  MSCI EAFE Index***                 -22.61%  -0.52%  0.24%


*    Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
*** The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia, Far East Index), an unmanaged index comprised of 21 developed equity markets outside of North America, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**  1.00%***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          1.00%   1.00%    1.00%
  12b-1 fees                                               0.25%   1.00%    1.00%
  Other expenses                                           1.15%   1.20%    1.03%
  Total annual Fund operating expenses                     2.40%   3.20%    3.03%
  Expense reimbursement/3/                                 0.69%   0.74%    0.57%
  Net annual Fund operating expenses                       1.71%   2.46%    2.46%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $739  $1,083  $1,450   $2,478

  Class B--with redemption          $749  $1,067  $1,511   $2,451
         --without redemption       $249  $  767  $1,311   $2,451

  Class C--with redemption          $349  $  767  $1,311   $2,796
         --without redemption       $249  $  767  $1,311   $2,796

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The SAFECO International Stock Fund is managed by a committee of portfolio managers at the sub-advisor. The committee is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO Balanced Fund
The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests from 50% to 70% of its assets in common stocks and at least 25% of its assets in debt securities, up to 10% of which may be below investment grade.

When evaluating a stock to buy for the Fund, the advisor seeks companies that it believes:


.. are undervalued, as measured by low price-to-earnings ratios and high dividend growth relative to comparable companies;


.. have potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  have good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor may invest in U.S. government securities, investment-grade debt securities, and certain non-rated debt securities that the advisor believes are of investment-grade quality. The advisor considers factors such as:

..  the issuer's creditworthiness;

..  the sensitivity of the security to changes in interest rates;

..  the market sector represented by the security; and

.. the level to which that market sector is already represented in the Fund's assets.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

         MOODY'S                     S&P                      FITCH
  --------------------------------------------------------------------------
             Aaa                      AAA                       AAA
              Aa                       AA                        AA
               A                        A                         A
             Baa                      BBB                        BB

The Fund may sell a security if:

.. the company's growth prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

..  the advisor is concerned about an issuer's creditworthiness;

..  a debt security becomes fully valued;

..  there are other more attractive investment opportunities available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Debt securities may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a broad index of stock performance, such as the S&P 500 Index and to composite indexes that blend the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of government and corporate debt securities, such as the Composite Russell 1000 Value/Lehman Brothers Aggregate Bond Index, and the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index, gives you some idea of the Fund's risks. In the future the advisor will not compare performance to the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index since the Lehman Brother's Aggregate Bond Index of government and corporate securities, mortgage-backed securities, and asset-backed securities is more reflective of the debt security portion of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses. Periods shown prior to September 30, 1996, do not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97           16.29
    '98           12.06
    '99            0.75
    '00            4.71
    '01           -0.42

Since the Fund's inception in 1996, the highest quarterly return was 9.92% for the quarter ended December 31, 1998; and the lowest quarterly return was -6.59% for the quarter ended September 30, 1999.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

  Average Annual Total Returns as of December 31, 2001

                                                       Life of
                                       1 year  5 years  Fund*
  SAFECO Balanced Fund**

  Class A before tax                    -6.17%   5.23%   6.31%

  Class A after tax on distributions    -7.11%   3.71%   4.76%

  Class A after tax on distributions
  and sale of Fund shares               -3.77%   3.60%   4.46%

  Class B before tax                    -6.04%   5.36%   6.54%

  S&P 500 Index***                     -11.88%  10.70%  12.20%

  Composite Russell 1000 Value/
  Lehman Brothers Aggregate Bond
  Index***                               0.02%   9.65%  10.16%

  Composite Russell 1000 Value/
  Lehman Brothers Gov't/Corp. Bond
  Index***                               0.05%   9.63%  10.09%

*    Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
*** The S&P 500 Index, an unmanaged index of 500 stocks, and the composite Russell 1000 Value/Lehman Brothers Indexes, 60/40 combinations of the Russell 1000 Value Index and the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Gov't/Corp. Bond Index respectively, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.70%   0.70%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           0.87%   0.85%
  Total annual Fund operating expenses                     1.82%   2.55%
  Expense reimbursement/3/                                 0.47%   0.45%
  Net annual Fund operating expenses                       1.35%   2.10%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $705   $978   $1,272   $2,105

  Class B--with redemption          $713   $958   $1,329   $2,069
         --without redemption       $213   $658   $1,129   $2,069

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996.

The debt security portion is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997.

SAFECO Small Company Value Fund
The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

..  long-term potential for above-average or improving earnings growth;

..  involvement in new or innovative products or services; or

.. a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value such as the Russell 2000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. Periods shown prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97           23.21
    '98          -21.96
    '99           13.17
    '00           -7.65
    '01           17.92

Since the Fund's inception in 1996, the highest quarterly return was 27.15% for the quarter ended December 31, 1999; and the lowest quarterly return was -33.97% for the quarter ended September 30, 1998.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


  Average Annual Total Returns as of December 31, 2001

                                                       Life of
                                        1 year 5 years  Fund*
  SAFECO Small Company Value Fund**

  Class A before tax                    11.11%   2.24%   5.80%

  Class A after tax on distributions    10.80%   2.00%   5.32%

  Class A after tax on distributions
  and sale of Fund shares                6.77%   1.69%   4.55%

  Class B before tax                    12.11%   2.26%   5.99%

  Russell 2000 Value Index***           14.03%  11.21%  12.90%

*    Fund inception date is January 31, 1996.
** Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
*** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


    Fee Table
                                                           Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.75%   0.75%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           0.82%   0.81%
  Total annual Fund operating expenses                     1.82%   2.56%
  Expense reimbursement/3/                                 0.38%   0.37%
  Net annual Fund operating expenses                       1.44%   2.19%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $713  $1,004  $1,317   $2,200

  Class B--with redemption          $722    $985  $1,375   $2,175
         --without redemption       $222    $685  $1,175   $2,175

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996.

SAFECO Small Company Growth Fund
The SAFECO Small Company Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies whose market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 2000 Growth Index. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, looks for companies having:

..  a well-capitalized balance sheet;

..  strong potential for capital appreciation and above average growth rates;

..  products or services that differentiate the company from its competitors;

..  a superior management team;

..  a commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources. Because a substantial portion of small-cap growth stocks are in technology, a higher percentage of the Fund's assets may, from time to time, be invested in technology companies than in other sectors of the economy. For this reason the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of stock mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

The Fund offers Class A, Class B and Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund. This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**  1.00%***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          1.00%   1.00%    1.00%
  12b-1 fees                                               0.25%   1.00%    1.00%
  Other expenses/3/                                        1.95%   1.95%    1.95%
  Total annual Fund operating expenses/4/                  3.20%   3.95%    3.95%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/  Estimated.
/4/ Beginning October 31, 2001 (commencement of operations) through December 31, 2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses for Class A, Class B and Class C shares would be 1.85%, 2.60%, and 2.60%, respectively. The agreement may be changed at any time.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                   1 year* 3 years**
  Class A                           $879    $1,504

  Class B--with redemption          $897    $1,504
         --without redemption       $263    $1,204

  Class C--with redemption          $497    $1,204
         --without redemption       $397    $1,204

* With reimbursement, the net costs for one year for Class A shares would be $752; for Class B shares would be $763 with redemption and $263 without redemption; and for Class C shares would be $363 with redemption and $263 without redemption.

** With reimbursement, the net costs for three years for Class A shares would be $1,123; for Class B shares would be $1,108 with redemption and $808 without redemption; and for Class C shares would be $808 with and without redemption.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Thomas J. Ross is a Director of the sub-advisor, with which he has been associated since 2001. Prior to 2001, he was a senior analyst and portfolio manager for Dresdner Bank's dit subsidiary for ten years. He is primarily responsible for the day-to-day management of the Fund. Mr. Ross manages or co-manages other accounts of the sub-advisor or its clients.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO U.S. Value Fund
The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks issued by U.S. companies. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such stocks.

The advisor uses a relative-value analysis that emphasizes valuation and focuses on large, established companies across all major sectors of the economy. When evaluating a stock to buy for the Fund, the advisor seeks large capitalization companies that have:

.. low price-to-earnings ratios and high earnings and dividend growth relative to comparable companies;

.. potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  good long-term potential to appreciate in value.

The Fund may sell a stock if:

.. the advisor believes the company no longer has the potential to reach targeted yield, return, or earnings rates or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected based on expected increases in asset value may not perform as expected. At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund offers Class A and B shares. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index representative of companies with lower price-to- book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses, including Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares). The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97
    '98           11.79
    '99            4.74
    '00            0.97
    '01           -4.96

Since the Fund's inception in 1997, the highest quarterly return was 15.81% for the quarter ended December 31, 1998; and the lowest quarterly return was -10.25% for the quarter ended September 30, 1999.

  Average Annual Total Returns as of December 31, 2001

                                               Life of
                                       1 year   Fund*
  SAFECO U.S. Value Fund

  Class A before tax                   -10.43%   4.74%

  Class A after tax on distributions   -10.76%   3.52%

  Class A after tax on distributions
  and sale of Fund shares               -6.36%   3.31%

  Class B before tax                   -10.40%   4.18%

  Russell 1000 Value Index**            -5.59%  10.38%

*    Fund inception date is April 30, 1997.
** The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.70%   0.70%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           1.35%   1.28%
  Total annual Fund operating expenses                     2.30%   2.98%
  Expense reimbursement/3/                                 0.95%   0.88%
  Net annual Fund operating expenses                       1.35%   2.10%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $705   $978   $1,272   $2,105

  Class B--with redemption          $713   $958   $1,329   $2,089
         --without redemption       $213   $658   $1,129   $2,089


* Expenses for Class B shares reflect their conversion to Class A shares after six years.

The SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1997 and the equity portion of the Balanced Fund since 1996.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO U.S. Growth Fund
The SAFECO U.S. Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies domiciled in the United States. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  products or services that differentiate the company from its competitors;

..  the company's commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  the stock's capacity for growth and capital appreciation diminishes;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future growth may not perform as expected and could underperform other investments.

A substantial portion of large-cap growth stocks are in technology and healthcare. Because the Fund invests primarily in large-cap growth stocks, the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology and healthcare companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund offers Class A, Class B and Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund. This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      5.75%*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**  1.00%***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.80%   0.80%    0.80%
  12b-1 fees                                               0.25%   1.00%    1.00%
  Other expenses/3/                                        2.16%   2.16%    2.16%
  Total annual Fund operating expenses/4/                  3.21%   3.96%    3.96%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/  Estimated.
/4/ Beginning October 31, 2001 (commencement of operations) through December 2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses for Class A, Class B and Class C shares would be 1.65%, 2.40%, and 2.40%, respectively. The agreement may be changed at any time.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                   1 year* 3 years**
  Class A                           $880    $1,507

  Class B--with redemption          $898    $1,507
         --without redemption       $398    $1,207

  Class C--with redemption          $498    $1,207
         --without redemption       $398    $1,207

* With reimbursement, the net costs for one year for Class A shares would be $733; for Class B shares would be $743 with redemption and $243 without redemption; and for Class C shares would be $343 with redemption and $243 without redemption.
** With reimbursement, the net costs for three years for Class A shares would be $1,065; for Class B shares would be $1,048 with redemption and $748 without redemption; and for Class C shares would be $748 with and without redemption.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Ms. Bersot is a Managing Director of the sub-advisor, which she has been associated with since 1999. From 1990 to 1999, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot manage or co-manage other accounts of the sub-advisor or its clients.

SAFECO High-Yield Bond Fund
The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in high-yield, debt securities (also known as junk bonds), such as corporate bonds and convertible securities that are rated below investment grade. Effective July 31, 2002, the Fund will invest at least 80% of its assets in such securities.

The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 20% of the Fund's assets may be invested in unrated securities.

The decision to either buy or sell a security in the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:

.. if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes;

..  if the value reaches a specific target; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.

This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund. Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds, such as the Merrill Lynch High-Yield Master II Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B and C shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           13.87
    '93           16.91
    '94           -2.25
    '95           15.64
    '96           10.39
    '97           12.49
    '98            4.32
    '99            3.52
    '00           -5.75
    '01           -2.29

During the ten-year period shown in the bar chart, the highest quarterly return was 6.55% for the quarter ended March 31, 1999; and the lowest quarterly return was -5.39% for the quarter ended September 30, 2001.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2001

                                   1 year 5 years 10 years
SAFECO High-Yield Bond Fund*

Class A before tax                 -6.67%   1.32%   5.90%

Class A after tax on distributions -9.75%  -1.95%   2.36%

Class A after tax on distributions
and sale of Fund shares            -4.02%  -0.48%   3.04%

Class B before tax                 -7.37%   1.23%   6.00%

Class C before tax                 -3.75%   1.52%   6.00%

Merrill Lynch High-Yield Master II
Index**                             4.48%   3.45%   7.98%


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Merrill Lynch High-Yield Master II Index, an unmanaged index of outstanding debt of domestic market issuers rated below investment grade, but not in default, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      4.50%*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**  1.00%***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.65%   0.65%    0.65%
  12b-1 fees                                               0.25%   1.00%    1.00%
  Other expenses                                           0.55%   0.66%    0.50%
  Total annual Fund operating expenses                     1.45%   2.31%    2.15%
  Expense reimbursement/3/                                 0.13%   0.25%    0.09%
  Net annual Fund operating expenses                       1.32%   2.06%    2.06%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
*** The contingent deferred sales charge on Class C shares applies only to redemptions made in the first twelve months after purchase.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $578   $849   $1,141   $1,969

  Class B--with redemption          $709   $946   $1,308   $2,026
         --without redemption       $209   $646   $1,108   $2,026

  Class C--with redemption          $309   $646   $1,108   $2,390
         --without redemption       $209   $646   $1,108   $2,390

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Intermediate-Term U.S. Treasury Fund
The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

The Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years although the maturity of individual securities may be out of that range. The Fund may buy STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury. STRIPS are created when the interest payments of a Treasury security are sold separately from the principal payments.

The Fund may invest up to 20% of its assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:

.. securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);

..  securities supported by the issuer's ability to borrow from the U.S.
   Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), including subordinated debt issued by these agencies; and

.. securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Since the Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range.

The Fund may sell a security:

..  if the security is more expensive for its maturity range;

..  to realign the overall maturity of the Fund's portfolio;

..  if other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

Subordinated debt securities issued by government sponsored entities ("GSEs") are junior in right of payment to certain other GSE existing and future obligations. The issuing GSE may be required to defer payment of interest on outstanding subordinated debt securities if it does not meet capital requirements for the agency or for other reasons.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund. Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index of intermediate-term Treasury securities, such as the Merrill Lynch Intermediate-Term Treasury Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92            6.57
    '93           10.84
    '94           -3.61
    '95           16.75
    '96            0.33
    '97            8.03
    '98            9.08
    '99           -2.26
    '00           10.56
    '01            5.70

During the ten-year period shown in the bar chart, the highest quarterly return was 6.09% for the quarter ended September 30, 1998; and the lowest quarterly return was -3.45% for the quarter ended March 31, 1994.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2001

                                      1 year 5 years 10 years
SAFECO Intermediate-Term
U.S. Treasury Fund*

Class A before tax                     0.99%  5.14%    5.54%

Class A after tax on distributions    -0.74%  3.10%    3.27%

Class A after tax on distributions
and sale of Fund shares                0.58%  3.08%    3.31%

Class B before tax                     0.01%  5.05%    5.64%

Merrill Lynch Intermediate-Term
Treasury Index**                       8.12%  6.99%    6.62%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Merrill Lynch Intermediate-Term Treasury Index, an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      4.50%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.55%   0.55%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           0.68%   0.72%
  Total annual Fund operating expenses                     1.48%   2.27%
  Expense reimbursement/3/                                 0.28%   0.32%
  Net annual Fund operating expenses                       1.20%   1.95%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.


/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example


The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                                   1 year 3 years 5 years 10 years*
  Class A                           $567   $814   $1,080   $1,839

  Class B--with redemption          $698   $912   $1,252   $1,907
         --without redemption       $198   $612   $1,052   $1,907

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO U.S. Government Fund
SAFECO U.S. Government Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. government securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. government securities. Effective July 31, 2002, under normal circumstances the Fund will invest, at least 80% of its assets in U.S. government securities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. Fund shares are not guaranteed by the U.S. government or any government entity.

U.S. government securities in which the Fund invests include, but are not limited to:


.. Mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Corporation (FHLMC), and the Federal National Mortgage Association
   (FNMA);


..  U.S. Treasury bills, notes, bonds, and STRIPS (Separate Trading of
   Registered Interest and Principal of Securities);


..  Other U.S. government securities guaranteed by the full faith of the U.S.
   government but not direct obligations of the U.S. Treasury;

.. Government-sponsored agency securities (discount notes, notes, bonds and STRIPS) including FHLMC, FNMA, Federal Home Loan Bank (FHLB), or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FAMC), or Student Loan Marketing Association (Sallie Mae); and


..  Securities issued by the Tennessee Valley Authority (TVA).

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:

.. The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates, and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

.. The advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.

.. The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk. Generally, when market interest rates rise the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. Prepayment risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.


Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.


The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Effective May 1, 2002, the name of the Fund was changed from SAFECO GNMA Fund to SAFECO U.S. Government Fund.

On May 1, 2000, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of U.S. government securities, such as the Merrill Lynch Treasury/Agency Master Index, or an index of mortgage-backed U.S. government securities such as the Merrill Lynch GNMA Index gives you some idea of the Fund's risks. The Fund will not show the Merrill Lynch GNMA Index in the future because its focus on mortgage-backed U.S. government securities does not reflect the Fund's current strategy to invest in a broader range of U.S. government securities. The Fund's returns in the bar chart and table are net of annual operating expenses. Periods shown prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92            6.70
    '93            7.08
    '94           -4.27
    '95           15.48
    '96            3.98
    '97            8.97
    '98            6.84
    '99            0.16
    '00            9.25
    '01            7.02

During the ten-year period shown in the bar chart, the highest quarterly return was 4.79% for the quarter ended March 31, 1995; and the lowest quarterly return was -3.58% for the quarter ended March 31, 1994.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2001

                                   1 year 5 years 10 years
SAFECO U.S. Government Fund*

Class A before tax                  2.21%  5.42%    5.51%

Class A after tax on distributions  0.03%  2.97%    2.98%

Class A after tax on distributions
and sale of Fund shares             1.31%  3.08%    3.12%

Class B before tax                  1.10%  5.81%    5.87%

The Merrill Lynch Treasury/Agency
Master Index**                      7.18%  7.39%    7.14%

Merrill Lynch GNMA Index**          8.20%  7.57%    7.33%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities and the Merrill Lynch GNMA Index, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      4.50%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.55%   0.55%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           0.67%   0.59%
  Total annual Fund operating expenses                     1.47%   2.14%
  Expense reimbursement/3/                                 0.27%   0.19%
  Net annual Fund operating expenses                       1.20%   1.95%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $567   $814   $1,080   $1,839

  Class B--with redemption          $698   $912   $1,252   $1,907
         --without redemption       $198   $612   $1,052   $1,907

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO U.S. Government Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO Managed Bond Fund
The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment-grade debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in bonds, most of which will be investment-grade quality, whether rated or unrated. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in bonds. The Fund may invest up to 10% of its assets in below investment-grade debt securities and may invest in Yankee sector bonds and Eurodollar bonds. The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:

..  the price of the security relative to its rating and market sector;

.. structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

.. the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and

.. the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:

..  a different sector of the market is more attractive;

..  another security within the same market sector offers a better value;


.. a security's rating is downgraded and would cause more than 10% of the Fund's assets to be invested in below investment-grade securities;


..  the security becomes fully valued; or

..  to raise cash to meet shareholder redemptions.

The Fund may engage in short-term trading to achieve its objective.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


          MOODY'S                     S&P                      FITCH
  ---------------------------------------------------------------------------
              Aaa                     AAA                        AAA
               Aa                      AA                         AA
                A                       A                          A
              Baa                     BBB                         BB

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Fund.

Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Fund owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.


Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.


Short-term trading could result in higher turnover and increased taxable distributions and transaction costs.

This Fund may be suitable for you if you want high current income and stability of capital.


Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds, mortgage-backed securities and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, or an index of government and corporate securities such as the Lehman Brothers Government/Corporate Bond Index, gives you some idea of the Fund's risks. In the future, the advisor will compare the Fund's performance only to the Lehman Brothers Aggregate Bond Index since it is more reflective of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95           17.35
    '96            0.07
    '97            7.78
    '98            7.87
    '99           -4.24
    '00           11.19
    '01            6.69

Since the Fund's inception in 1994, the highest quarterly return was 5.74% for the quarter ended June 30, 1995; and the lowest quarterly return was -3.27% for the quarter ended March 31, 1996.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Average Annual Total Returns as of December 31, 2001

                                                    Life of
                                     1 year 5 years  Fund*
  SAFECO Managed Bond Fund**

  Class A before tax                  1.90%  4.79%   4.73%

  Class A after tax on distributions -0.14%  2.64%   2.49%

  Class A after tax on distributions
  and sale of Fund shares             1.13%  2.77%   2.65%

  Class B before tax                  1.03%  4.54%   4.78%

  Lehman Brothers Aggregate
  Bond Index***                       8.44%  7.43%   7.10%

  Lehman Brothers Gov't/Corp. Bond
  Index***                            8.50%  7.37%   7.02%

*    Fund inception date is February 28, 1994.

** Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

*** The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, and the Lehman Brothers Government/ Corporate Bond Index are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B
  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                      4.50%*   None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None   5.00%**
  Sales charge on reinvested dividends                      None    None
  Redemption fees/1/                                        None    None
  Exchange fees                                             None    None
  Annual low balance fee/2/                                  $12     $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.50%   0.50%
  12b-1 fees                                               0.25%   1.00%
  Other expenses                                           1.22%   1.26%
  Total annual Fund operating expenses                     1.97%   2.76%
  Expense reimbursement/3/                                 0.82%   0.86%
  Net annual Fund operating expenses                       1.15%   1.90%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $562   $799   $1,054   $1,785

  Class B--with redemption          $693   $897   $1,226   $1,878
         --without redemption       $193   $597   $1,026   $1,878

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Managed Bond Fund is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has managed the Fund since 1997.

SAFECO California Tax-Free Income Fund
The SAFECO California Tax-Free Income Fund seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and Arizona residents.

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment-grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;

.. at least 65% of its assets in investment-grade municipal bonds with a maturity of more than one year; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption;

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and

.. whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:

          MOODY'S                     S&P                      FITCH
  --------------------------------------------------------------------------
              Aaa                     AAA                        AAA
               Aa                      AA                         AA
                A                       A                          A
              Baa                     BBB                         BB

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse.

This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.


Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92            8.00
    '93           13.23
    '94           -9.20
    '95           26.14
    '96            2.56
    '97           11.29
    '98            5.73
    '99           -9.41
    '00           18.41
    '01            3.82

During the ten-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.16% for the quarter ended March 31, 1994.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

  Average Annual Total Returns as of December 31, 2001

                                     1 year 5 years 10 years
  SAFECO California Tax-Free
  Income Fund*

  Class A before tax                 -0.86%  4.58%    6.04%

  Class A after tax on distributions -0.86%  4.43%    5.79%

  Class A after tax on distributions
  and sale of Fund shares             1.24%  4.54%    5.77%

  Class B before tax                 -1.94%  4.46%    6.12%

  Lehman Brothers Long Municipal
  Bond Index**                        4.79%  6.27%    7.22%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, is not limited to California issuers and does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


    Fee Table
                                                            Class A Class B
    Sales Charges and Shareholder Fees
    (fees paid directly from your account)

    Maximum sales charge ("load") imposed on purchases
    (as a percentage of purchase price)                      4.50%*   None
    Maximum deferred sales charge ("load") (as a percentage
    of sale or purchase price whichever is less)              None   5.00%**
    Sales charge on reinvested dividends                      None    None
    Redemption fees/1/                                        None    None
    Exchange fees                                             None    None
    Annual low balance fee/2/                                  $12     $12

    Annual Fund Operating Expenses
    (expenses deducted from Fund assets)

    Management fees                                          0.50%   0.50%
    12b-1 fees                                               0.25%   1.00%
    Other expenses                                           0.31%   0.30%
    Total annual Fund operating expenses                     1.06%   1.80%
    Expense reimbursement/3/                                  None    None
    Net annual Fund operating expenses                       1.06%   1.80%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $553   $772   $1,008   $1,686

  Class B--with redemption          $683   $866   $1,175   $1,748
         --without redemption       $183   $566     $975   $1,748

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO California Tax-Free Income Fund since 1983, and manages other SAFECO Funds.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO Municipal Bond Fund
The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with a maturity of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers, among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


          MOODY'S                     S&P                      FITCH
  ---------------------------------------------------------------------------
              Aaa                     AAA                        AAA
               Aa                      AA                         AA
                A                       A                          A
              Baa                     BBB                         BB

The Fund may sell bonds when:

..  they become fully valued;

..  when more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund does not offer Class C shares. The fees, sales charges and expenses for each share class are different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses which, prior to September 30, 1996, did not impose Rule 12b-1 fees (.25% for Class A shares and 1.00% for Class B shares), and would be lower if they did. The returns in the bar chart do not reflect sales charges (loads) and would be lower if they did. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.


  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92            8.75
    '93           12.66
    '94           -8.25
    '95           21.48
    '96            3.18
    '97           10.17
    '98            5.75
    '99           -6.47
    '00           13.76
    '01            4.92

During the ten-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.77% for the quarter ended March 31, 1994.

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

Average Annual Total Returns as of December 31, 2001

                                      1 year 5 years 10 years
SAFECO Municipal Bond Fund*

Class A before tax                     0.18%  4.43%    5.76%

Class A after tax on distributions     0.14%  4.31%    5.58%

Class A after tax on distributions
and sale of Fund shares                1.90%  4.47%    5.60%

Class B before tax                    -0.86%  4.34%    5.85%

Lehman Brothers Long Municipal
Bond Index**                           4.79%  6.27%    7.22%

* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.
** The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the Prospectus may vary.

SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


    Fee Table
                                                            Class A Class B
    Sales Charges and Shareholder Fees
    (fees paid directly from your account)

    Maximum sales charge ("load") imposed on purchases
    (as a percentage of purchase price)                      4.50%*   None
    Maximum deferred sales charge ("load") (as a percentage
    of sale or purchase price whichever is less)              None   5.00%**
    Sales charge on reinvested dividends                      None    None
    Redemption fees/1/                                        None    None
    Exchange fees                                             None    None
    Annual low balance fee/2/                                  $12     $12

    Annual Fund Operating Expenses
    (expenses deducted from Fund assets)

    Management fees                                          0.47%   0.47%
    12b-1 fees                                               0.25%   1.00%
    Other expenses                                           0.26%   0.26%
    Total annual Fund operating expenses                     0.98%   1.73%
    Expense reimbursement/3/                                  None    None
    Net annual Fund operating expenses                       0.98%   1.73%


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.
** The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                                   1 year 3 years 5 years 10 years*
  Class A                           $545   $748     $967   $1,597

  Class B--with redemption          $676   $845   $1,139   $1,660
         --without redemption       $176   $545     $939   $1,660

* Expenses for Class B shares reflect their conversion to Class A shares after six years.


The SAFECO Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and manages other SAFECO Funds.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO Money Market Fund
The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  commercial paper of both domestic and foreign issuers;

.. negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;

.. repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;

.. variable and floating rate instruments that change interest rates periodically to keep their market value at par;

..  U.S. government securities;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

..  corporate obligations such as publicly traded bonds and notes;

.. asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

..  mortgage-backed securities; and

.. when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:

..  yield

..  maturity;

..  issuer credit quality; and

..  relative value compared with other alternatives.

The Fund may sell a security if:

..  the advisor becomes concerned about the issuer's creditworthiness;

..  a more attractive alternative is available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

On September 30, 1996, the Fund began offering Class A and B shares in addition to its original offering. The Fund began offering Class C shares on May 1, 2000. The fees and expenses for each share class may be different, but all share classes represent investment in the same assets of the Fund.

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Class A Shares)*

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           3.27
    '93           2.50
    '94           3.53
    '95           5.28
    '96           4.78
    '97           4.97
    '98           4.92
    '99           4.64
    '00           5.91
    '01           3.75

During the ten-year period shown in the chart, the highest quarterly return was 1.53% for the quarter ended December 31, 2000; and the lowest quarterly return was 0.55% for the quarter ended December 31, 2001.

Average Annual Total Returns and 7-Day Yield as of December 31, 2001

                                                        7-day Yield
                                                       (period ended
                                                       December 31,
                             1 year  5 years  10 years     2001)
SAFECO Money
Market Fund*

Class A                      3.75%    4.83%     4.35%      1.64%

Class B                      3.75%    4.80%     4.33%      1.64%

Class C                      3.75%    4.79%     4.33%      1.65%

For updated yield information, call 1-800-463-8794.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Fees and Expenses

The Fee Table describes the fees and expenses you may pay if you buy, hold or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fee Table
                                                          Class A Class B  Class C

  Sales Charges and Shareholder Fees
  (fees paid directly from your account)

  Maximum sales charge ("load") imposed on purchases
  (as a percentage of purchase price)                       None*   None     None
  Maximum deferred sales charge ("load") (as a percentage
  of sale or purchase price whichever is less)              None    None**   None***
  Sales charge on reinvested dividends                      None    None     None
  Redemption fees/1/                                        None    None     None
  Exchange fees                                             None    None     None
  Annual low balance fee/2/                                  $12     $12      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                          0.50%   0.50%    0.50%
  12b-1 fees/3/                                             None    None     None
  Other expense                                            0.49%   0.50%    0.38%
  Total annual Fund operating expenses                     0.99%   1.00%    0.88%
  Expense reimbursement/4/                                 0.19%   0.20%    0.08%
  Net annual Fund operating expenses                       0.80%   0.80%    0.80%


*    Shares of the Money Market Fund do not currently carry any sales load.
** A contingent deferred sales charge may apply if you redeem Money Market Fund shares that were purchased by exchange from another Fund.
*** A 1.00% contingent deferred sales charge may apply if you redeem within the first twelve months of the initial purchase Money Market Fund shares that were purchased by exchange from another Fund.
/1/ There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

/3/ The Fund does not currently pay any 12b-1 fees. Shareholders will be notified in advance by a supplement to the prospectus in the event that the Fund establishes a Rule 12b-1 fee under its Rule 12b-1 Plan.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

        1 year 3 years 5 years 10 years
Class A  $82    $255    $444     $990

Class B  $82    $255    $444     $990

Class C  $82    $255    $444     $990

Shares of the Money Market Fund are not currently subject to any 12b-1 fees.


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Additional Investment Information


This prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. More information about the Funds' investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.


Investment Objective Changes Without Shareholder Approval. In rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective or change a Fund name that suggests a particular type of investment. If this happens, the Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.


Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no- load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for each Fund is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the Statement of Additional Information for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund. As the advisor, SAM is responsible for implementing the investment strategies of the Funds. It provides investment research, advice and supervision in the ongoing management of the Funds' portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Fund.

Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year or, if less than a year, the period since inception and ending December 31, 2001:

  Growth Opportunities Fund               0.66%
  Equity Fund                             0.63%
  Dividend Income Fund                    0.70%
  Northwest Fund                          0.70%
  International Stock Fund                1.00%
  Balanced Fund                           0.70%
  Small Company Value Fund                0.75%
  Small Company Growth Fund               1.00%
  U.S. Value Fund                         0.70%
  U.S. Growth Fund                        0.80%
  High-Yield Bond Fund                    0.65%
  Intermediate-Term U.S. Treasury Fund    0.55%
  U.S. Government Fund                    0.55%
  Managed Bond Fund                       0.50%
  California Tax-Free Income Fund         0.50%
  Municipal Bond Fund                     0.47%
  Money Market Fund                       0.50%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25/th Floor, Seattle, Washington 98101.


The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the International Stock Fund. The sub-advisor's headquarters is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland.

Dresdner RCM Global Investors LLC ("sub-advisor") acts as an investment sub-advisor to the Small Company Growth and U.S. Growth Funds. The sub-advisor has principal offices at Four Embarcadero Center, San Francisco, California 94111. The sub-advisor is an indirect wholly owned subsidiary of Allianz AG ("Allianz"), an international financial services provider with principal executive offices in Munich, Germany. It was established in December of 1998, and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The sub-advisor was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

The Funds and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Funds' Boards of Trustees, to retain a different sub-advisor for new or existing funds and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Funds' shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Funds will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.



SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Prior Performance Record of Dresdner RCM Global Investors LLC

The SAFECO U.S. Growth and SAFECO Small Company Growth Funds commenced operations on October 31, 2001, and therefore do not have a complete calendar year of performance to report. However, you may find it useful to see a composite of historical performance information relating to all private accounts managed by the sub-advisor that have substantially similar (but not identical) investment objectives, policies, strategies and risk to SAFECO's Small Company Growth and U.S. Growth Funds. There are no material differences between the way that the sub-advisor currently manages these private accounts and the way it intends to manage the SAFECO Small Company Growth and U.S. Growth Funds, respectively. The composite data provided in the following table is intended to illustrate the past performance of the sub-advisor in managing similar accounts as measured against specified market indexes. Neither the Funds, SAM nor their independent auditor have independently verified the accuracy of the composite data.

The performance information shown for the sub-advisor does not represent performance of the SAFECO Small Company Growth and U.S. Growth Funds, nor does it indicate future performance results of the SAFECO Small Company Growth and U.S. Growth Funds or of the sub-advisor. The Funds' fees and expenses reduce performance and may be higher or lower than the fees and expenses reflected in the Composite data that follows.

Average Annual Total Returns as of December 31, 2001*

                                                                      Since Inception
                                                                       December 31,
                                             1 year  5 years 10 years      1994
  Dresdner RCM Small Cap Growth Composite
  (Taxable)/1/ (net of fees)                 -19.21%   6.56%    N/A        13.67%

  Russell 2000 Growth Index/2/                -9.23%   2.87%    N/A         7.69%

  Dresdner RCM Large Cap Select Composite/1/
  (net of fees)                              -22.78%  14.14%  14.02%

  Russell 1000 Growth Index/3/               -20.42%   8.27%  10.79%

* Average total returns for the Dresdner RCM Small Cap Growth Composite (Taxable) and the Large Cap Select Composite are not intended to predict or suggest the returns that might be experienced by the SAFECO Small Company Growth and U.S. Growth Funds, or an individual investing in the Funds. The Composites are for reference only, do not mirror the Funds' investments and reflect no deduction for fees, expenses or taxes.

/1/ The sub-advisor's performance information reflects average total return over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. Returns are calculated by linking monthly total return data on a compounded basis for the relevant number of months and annualizing the result over the equivalent number of years. The sub-advisor's Composites include all actual, fee-paying, discretionary private accounts managed by the sub-advisor with investment objectives, policies, strategies and risk substantially similar to those of the respective Funds. Composite returns are reduced by the actual investment management fee and expenses charged to accounts included in the Composite. To the extent a Fund's expenses are higher than account expenses, if the Fund's expenses had been applied, performance of accounts in the Composite would have been lower.

     The sub-advisor's performance is calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research (AIMR). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission, which could result in different performance data.

     Performance figures for the sub-advisor do not reflect all of the sub-advisor's assets under management and advice. The results presented above may not necessarily equate with the returns experienced by any particular account as a result of the timing of investments and redemptions.

     The private accounts contained in the Composites are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

     As of December 31, 2001, the Dresdner RCM Small Cap Growth Composite (Taxable) included 14 accounts with aggregate assets of $117.3 million. The Dresdner RCM Large Cap Select Composite included 91 accounts with aggregate assets of $9 billion.

/2/ The Russell 2000 Growth Index, an unmanaged index of growth stocks in the Russell 2000 Index of small-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's Small Company Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

/3/ The Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's U.S. Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

Financial Highlights

Performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

SAFECO Growth Opportunities Fund
(For a Class A Share Outstanding Throughout the Period)


                                              For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $22.16   $23.21   $22.66   $22.39   $16.97

Income (loss) from investment
operations
 Net investment loss                    (0.20)   (0.25)   (0.19)   (0.05)   (0.02)
 Net realized and unrealized gain
 (loss) on investments                   5.00    (0.80)    0.74     1.05     8.44
-----------------------------------------------------------------------------------

 Total from investment operations        4.80    (1.05)    0.55     1.00     8.42

Less distributions
 Distributions from realized gains         --       --       --    (0.73)   (3.00)
-----------------------------------------------------------------------------------

Net asset value at end of period       $26.96   $22.16   $23.21   $22.66   $22.39
-----------------------------------------------------------------------------------

Total return+                           21.66%   (4.52%)   2.43%    4.47%   49.61%

Net assets at end of period (000's)    $33,877  $26,020  $27,597  $33,712   $4,076

Ratios to average net assets:
 Gross expenses                          1.36%    1.49%    1.34%    1.00%    1.06%
 Net expenses                            1.31%    1.31%    1.23%    1.00%    1.06%
 Net investment loss                    (1.00%)  (1.00%)  (0.80%)  (0.40%)  (0.33%)

Portfolio turnover rate                    65%      63%      38%      55%      83%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Growth Opportunities Fund
(For a Class B Share Outstanding Throughout the Period)


                                              For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $21.42   $22.57   $22.21   $22.19   $16.94

Income (loss) from investment
operations
 Net investment loss                    (0.40)   (0.41)   (0.35)   (0.15)   (0.08)
 Net realized and unrealized gain
 (loss) on investments                   4.85    (0.74)    0.71     0.90     8.33
-----------------------------------------------------------------------------------

 Total from investment operations        4.45    (1.15)    0.36     0.75     8.25

Less distributions
 Distributions from realized gains         --       --       --    (0.73)   (3.00)
-----------------------------------------------------------------------------------

Net asset value at end of period       $25.87   $21.42   $22.57   $22.21   $22.19
-----------------------------------------------------------------------------------

Total return+                           20.77%   (5.10%)   1.62%    3.38%   48.70%

Net assets at end of period (000's)    $14,346  $12,391  $14,637  $15,569   $1,402

Ratios to average net assets:
 Gross expenses                          2.09%    2.16%    2.24%    1.91%    1.88%
 Net expenses                            2.06%    2.06%    2.03%    1.91%    1.88%
 Net investment loss                    (1.75%)  (1.71%)  (1.59%)  (1.28%)  (1.16%)

Portfolio turnover rate                    65%      63%      38%      55%      83%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Growth Opportunities Fund
(For a Class C Share Outstanding Throughout the Period)


                                       For the Year  Eight-Month
                                          Ended     Period Ended
                                       December 31  December 31++
                                           2001         2000
Net asset value at beginning of period    $21.40       $23.34

Income (loss) from investment
operations
 Net investment loss                       (0.35)       (0.23)
 Net realized and unrealized gain
 (loss) on investments                      4.80        (1.71)
-----------------------------------------------------------------

 Total from investment operations           4.45        (1.94)

Net asset value at end of period          $25.85       $21.40
-----------------------------------------------------------------

Total return+                              20.74%       (8.27%)*
Net assets at end of period (000's)         $194         $120
Ratios to average net assets:
 Expenses                                   2.06%        2.02%**
 Net investment loss                       (1.75%)      (1.71%)**

Portfolio turnover rate                      65%          63%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Equity Fund
(For a Class A Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000     1999    1998    1997
Net asset value at beginning of period $20.68   $24.06   $23.27  $19.55  $16.62

Income (loss) from investment
operations
 Net investment income                   0.04     0.04     0.11    0.18    0.14
 Net realized and unrealized gain
 (loss) on investments                  (2.12)   (2.77)    2.02    4.65    3.77
--------------------------------------------------------------------------------

 Total from investment operations       (2.08)   (2.73)    2.13    4.83    3.91

Less distributions
 Dividends from net investment
 income                                 (0.04)   (0.04)   (0.11)  (0.18)  (0.14)
 Distributions from realized gains         --    (0.61)   (1.23)  (0.93)  (0.84)
--------------------------------------------------------------------------------

 Total distributions                    (0.04)   (0.65)   (1.34)  (1.11)  (0.98)
--------------------------------------------------------------------------------

Net asset value at end of period       $18.56   $20.68   $24.06  $23.27  $19.55
--------------------------------------------------------------------------------

Total return+                          (10.06%) (11.34%)   9.13%  24.77%  23.56%

Net assets at end of period (000's)    $21,519  $53,410  $61,625 $50,354  $7,247

Ratios to average net assets:
 Gross expenses                          1.42%    1.35%    1.12%   0.88%   1.24%
 Net expenses                            1.28%    1.26%    1.12%   0.88%   1.24%
 Net investment income                   0.18%    0.19%    0.44%   0.89%   0.74%

Portfolio turnover rate                    31%      35%      34%     33%     34%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Equity Fund
(For a Class B Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $20.38   $23.83   $23.15   $19.55   $16.60

Income (loss) from investment
operations
 Net investment income (loss)           (0.11)   (0.13)   (0.07)   (0.03)    0.02
 Net realized and unrealized gain
 (loss) on investments                  (2.07)   (2.71)    1.98     4.56     3.79
----------------------------------------------------------------------------------

 Total from investment operations       (2.18)   (2.84)    1.91     4.53     3.81

Less distributions
 Dividends from net investment
 income                                    --       --       --       --    (0.02)
 Distributions from realized gains         --    (0.61)   (1.23)   (0.93)   (0.84)
----------------------------------------------------------------------------------

 Total distributions                       --    (0.61)   (1.23)   (0.93)   (0.86)
----------------------------------------------------------------------------------

Net asset value at end of period       $18.20   $20.38   $23.83   $23.15   $19.55
----------------------------------------------------------------------------------

Total return+                          (10.70%) (11.91%)   8.18%   23.16%   22.93%

Net assets at end of period (000's)    $16,423  $20,349  $28,260  $17,232   $3,565

Ratios to average net assets:
 Gross expenses                          2.05%    2.06%    2.05%    1.94%    1.81%
 Net expenses                            2.03%    2.01%    1.95%    1.94%    1.81%
 Net investment income (loss)           (0.58%)  (0.54%)  (0.41%)  (0.21%)   0.12%

Portfolio turnover rate                    31%      35%      34%      33%      34%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Equity Fund
(For a Class C Share Outstanding Throughout the Period)


                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000

Net asset value at beginning of period   $20.40       $22.87

Loss from investment operations
 Net investment loss                      (0.09)       (0.06)
 Net realized and unrealized loss
 on investments                           (2.09)       (1.80)
----------------------------------------------------------------

 Total from investment operations         (2.18)       (1.86)

Less distributions
 Distributions from realized gains           --        (0.61)
----------------------------------------------------------------

Net asset value at end of period         $18.22       $20.40
----------------------------------------------------------------

Total return+                            (10.73%)      (8.08%)*

Net assets at end of period (000's)         $155         $119

Ratios to average net assets:
 Expenses                                  2.03%        1.84%**
 Net investment loss                      (0.58%)      (0.44%)**

Portfolio turnover rate                      31%          35%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Dividend Income Fund
(For a Class A Share Outstanding Throughout the Period)


                                          For the Year Ended December 31

                                        2001    2000    1999   1998   1997
Net asset value at beginning of period $20.68  $22.52  $23.55 $24.02 $21.15

Income (loss) from investment
operations
 Net investment income                   0.25    0.35    0.42   0.48   0.51
 Net realized and unrealized gain
 (loss) on investments                  (1.77)  (1.84)  (0.20)  0.81   4.98
---------------------------------------------------------------------------

 Total from investment operations       (1.52)  (1.49)    0.22  1.29   5.49

Less distributions
 Dividends from net investment
 income                                 (0.25)  (0.35)  (0.42) (0.48) (0.51)
 Distributions from realized gains         --      --   (0.83) (1.28) (2.11)
---------------------------------------------------------------------------

 Total distributions                    (0.25)  (0.35)  (1.25) (1.76) (2.62)
---------------------------------------------------------------------------

Net asset value at end of period       $18.91  $20.68  $22.52 $23.55 $24.02
---------------------------------------------------------------------------

Total return+                           (7.33%) (6.59%)  1.01%  5.38% 26.15%

Net assets at end of period (000's)      $882  $1,092  $2,046 $2,073   $742

Ratios to average net assets:
 Gross expenses                          1.52%   1.62%   1.47%  1.34%  1.14%
 Net expenses                            1.35%   1.35%   1.31%  1.34%  1.14%
 Net investment income                   1.30%   1.56%   1.84%  2.16%  2.50%

Portfolio turnover rate                   58%     45%     42%    46%    52%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Dividend Income Fund
(For a Class B Share Outstanding Throughout the Period)


                                          For the Year Ended December 31

                                        2001    2000    1999   1998   1997
Net asset value at beginning of period $20.71  $22.53  $23.57 $23.95 $21.12

Income (loss) from investment
operations
 Net investment income                   0.11    0.18    0.25   0.30   0.38
 Net realized and unrealized gain
 (loss) on investments                  (1.76)  (1.82)  (0.21)  0.90   4.94
---------------------------------------------------------------------------

 Total from investment operations       (1.65)  (1.64)    0.04  1.20   5.32

Less distributions
 Dividends from net investment
 income                                 (0.11)  (0.18)  (0.25) (0.30) (0.38)
 Distributions from realized gains         --      --   (0.83) (1.28) (2.11)
---------------------------------------------------------------------------

 Total distributions                    (0.11)  (0.18)  (1.08) (1.58) (2.49)
---------------------------------------------------------------------------

Net asset value at end of period       $18.95  $20.71  $22.53 $23.57 $23.95
---------------------------------------------------------------------------

Total return+                           (7.98%) (7.29%)  0.18%  5.03% 25.35%

Net assets at end of period (000's)    $1,160  $1,532  $2,365 $2,176   $798

Ratios to average net assets:
 Gross expenses                          2.24%   2.27%   2.22%  2.08%  1.83%
 Net expenses                            2.10%   2.10%   2.06%  2.08%  1.83%
 Net investment income                   0.55%   0.80%   1.09%  1.45%  1.79%

Portfolio turnover rate                   58%     45%     42%    46%    52%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Dividend Income Fund
(For a Class C Share Outstanding Throughout the Period)

                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000
Net asset value at beginning of period   $20.75       $21.06

Income (loss) from investment
operations
 Net investment income                     0.12         0.12
 Net realized and unrealized loss
 on investments                           (1.76)       (0.31)
----------------------------------------------------------------

 Total from investment operations         (1.64)       (0.19)

Less distributions
 Dividends from net investment
 income                                   (0.12)       (0.12)
----------------------------------------------------------------

Net asset value at end of period         $18.99       $20.75
----------------------------------------------------------------

Total return+                             (7.90%)      (0.90%)*

Net assets at end of period (000's)          $97          $99

Ratios to average net assets:
 Expenses                                  2.03%        1.95%**
 Net investment income                     0.60%        0.85%**

Portfolio turnover rate                      58%          45%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Northwest Fund
(For a Class A Share Outstanding Throughout the Period)


                                              For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $20.94   $25.01   $17.56   $17.25   $14.06

Income (loss) from investment
operations
 Net investment loss                    (0.08)   (0.14)   (0.12)   (0.16)   (0.06)
 Net realized and unrealized gain
 (loss) on investments                  (2.32)   (3.93)    9.58     0.66     4.39
-----------------------------------------------------------------------------------

 Total from investment operations       (2.40)   (4.07)    9.46     0.50     4.33

Less distributions
 Distributions from realized gains         --       --    (2.01)   (0.19)   (1.14)
-----------------------------------------------------------------------------------

Net asset value at end of period       $18.54   $20.94   $25.01   $17.56   $17.25
-----------------------------------------------------------------------------------

Total return+                          (11.46%) (16.27%)  53.90%    2.87%   30.79%

Net assets at end of period (000's)     $5,141   $6,621   $4,774   $2,208   $1,354

Ratios to average net assets:
 Gross expenses                          1.52%    1.49%    1.56%    1.70%    1.42%
 Net expenses                            1.35%    1.35%    1.36%    1.70%    1.42%
 Net investment loss                    (0.41%)  (0.67%)  (0.81%)  (1.06%)  (0.61%)

Portfolio turnover rate                    50%      36%      49%      50%      55%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Northwest Fund
(For a Class B Share Outstanding Throughout the Period)


                                              For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $20.33   $24.46   $17.31   $17.09   $14.03

Income (loss) from investment
operations
 Net investment loss                    (0.21)   (0.30)   (0.25)   (0.23)   (0.10)
 Net realized and unrealized gain
 (loss) on investments                  (2.26)   (3.83)    9.41      .64     4.30
-----------------------------------------------------------------------------------

 Total from investment operations       (2.47)   (4.13)    9.16     0.41     4.20

Less distributions
 Distributions from realized gains         --       --    (2.01)   (0.19)   (1.14)
-----------------------------------------------------------------------------------

Net asset value at end of period       $17.86   $20.33   $24.46   $17.31   $17.09
-----------------------------------------------------------------------------------

Total return+                          (12.15%) (16.88%)  52.57%    2.37%   29.93%

Net assets at end of period (000's)     $5,753   $6,449   $4,842   $2,603   $1,204

Ratios to average net assets:
 Gross expenses                          2.26%    2.22%    2.32%    2.30%    2.09%
 Net expenses                            2.10%    2.10%    2.12%    2.30%    2.09%
 Net investment loss                    (1.16%)  (1.42%)  (1.56%)  (1.66%)  (1.30%)

Portfolio turnover rate                    50%      36%      49%      50%      55%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Northwest Fund
(For a Class C Share Outstanding Throughout the Period)


                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000
Net asset value at beginning of period   $20.33       $24.21

Loss from investment operations
 Net investment loss                      (0.20)       (0.21)
 Net realized and unrealized loss
 on investments                           (2.26)       (3.67)
----------------------------------------------------------------

 Total from investment operations         (2.46)       (3.88)
----------------------------------------------------------------

Net asset value at end of period         $17.87       $20.33
----------------------------------------------------------------

Total return+                            (12.10%)     (16.03%)*

Net assets at end of period (000's)         $100         $103

Ratios to average net assets:
 Gross expenses                            2.25%        2.07%**
 Net expenses                              2.10%        2.07%**
 Net investment loss                      (1.15%)      (1.34%)**

Portfolio turnover rate                      50%          36%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO International Fund
(For a Class A Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $14.20   $16.89   $13.13   $11.55   $11.29

Income (loss) from investment
operations
 Net investment income (loss)            0.05     0.05    (0.01)   (0.04)    0.20
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                       (3.71)   (1.92)    3.77     1.62     0.29
----------------------------------------------------------------------------------

 Total from investment operations       (3.66)   (1.87)    3.76     1.58     0.49

Redemption fee                           0.14       --       --       --       --
----------------------------------------------------------------------------------

Less distributions
 Dividends from net investment
 income                                 (0.23)   (0.05)      --       --    (0.21)
 Distributions from realized gains         --    (0.77)      --       --    (0.02)
----------------------------------------------------------------------------------

 Total distributions                    (0.23)   (0.82)      --       --    (0.23)
----------------------------------------------------------------------------------

Net asset value at end of period       $10.45   $14.20   $16.89   $13.13   $11.55
----------------------------------------------------------------------------------

Total return+                          (24.49%) (11.05%)  28.64%   13.68%    4.30%

Net assets at end of period (000's)       $969   $1,423   $1,215     $629     $295

Ratios to average net assets:
 Gross expenses                          2.40%    2.21%    2.11%    2.31%    2.13%
 Net expenses                            1.71%    1.65%    1.73%    2.14%    1.87%
 Net investment income (loss)            0.36%    0.04%   (0.06%)  (0.47%)   0.26%

Portfolio turnover rate                   163%      33%      24%      26%      22%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO International Fund
(For a Class B Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                        2001     2000     1999     1998     1997
Net asset value at beginning of period $13.88   $16.56   $12.99   $11.53   $11.28

Income (loss) from investment
operations
 Net investment income (loss)           (0.06)   (0.09)   (0.10)   (0.11)    0.18
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                       (3.60)   (1.82)    3.67     1.57     0.22
----------------------------------------------------------------------------------

 Total from investment operations       (3.66)   (1.91)    3.57     1.46     0.40

Redemption fee                           0.14       --       --       --       --
----------------------------------------------------------------------------------

Less distributions
 Dividends from net investment
 income                                 (0.11)      --       --       --    (0.13)
 Distributions from realized gains         --    (0.77)      --       --    (0.02)
----------------------------------------------------------------------------------

 Total distributions                    (0.11)   (0.77)      --       --    (0.15)
----------------------------------------------------------------------------------

Net asset value at end of period       $10.25   $13.88   $16.56   $12.99   $11.53
----------------------------------------------------------------------------------

Total return+                          (25.07%) (11.52%)  27.48%   12.66%    3.48%

Net assets at end of period (000's)     $1,027   $1,492   $1,392     $777     $331

Ratios to average net assets:
 Gross expenses                          3.20%    2.97%    3.02%    3.19%    2.90%
 Net expenses                            2.46%    2.40%    2.51%    3.02%    2.64%
 Net investment income (loss)           (0.52%)  (0.64%)  (0.84%)  (1.33%)   0.51%

Portfolio turnover rate                   163%      33%      24%      26%      22%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO International Fund
(For a Class C Share Outstanding Throughout the Period)


                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000

Net asset value at beginning of period   $13.85       $15.82

Loss from investment
operations
 Net investment loss                      (0.07)       (0.07)
 Net realized and unrealized loss
 on investments and foreign currency      (3.57)       (1.13)
----------------------------------------------------------------

 Total from investment operations         (3.64)       (1.20)

Redemption fee                             0.14           --
----------------------------------------------------------------

Less distributions
 Distributions from realized gains        (0.10)       (0.77)
----------------------------------------------------------------

Net asset value at end of period         $10.25       $13.85
----------------------------------------------------------------

Total return+                            (25.08%)      (7.76%)*

Net assets at end of period (000's)          $80          $97

Ratios to average net assets:
 Gross expenses                            3.03%        2.66% **
 Net expenses                              2.46%        2.40% **
 Net investment loss                      (0.68%)      (0.75%)**

Portfolio turnover rate                     163%          33% **

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Balanced Fund
(For a Class A Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999    1998    1997
Net asset value at beginning of period $12.09   $11.87  $12.23  $11.60  $10.69

Income (loss) from investment
operations
 Net investment income                   0.30     0.32    0.22    0.25    0.28
 Net realized and unrealized gain
 (loss) on investments                  (0.36)    0.22   (0.13)   1.14    1.45
-------------------------------------------------------------------------------

 Total from investment operations       (0.06)    0.54    0.09    1.39    1.73

Less distributions
 Dividends from net investment
 income                                 (0.30)   (0.32)  (0.22)  (0.25)  (0.28)
 Distributions from realized gains         --       --   (0.23)  (0.51)  (0.54)
-------------------------------------------------------------------------------

 Total distributions                    (0.30)   (0.32)  (0.45)  (0.76)  (0.82)
-------------------------------------------------------------------------------

Net asset value at end of period       $11.73   $12.09  $11.87  $12.23  $11.60
-------------------------------------------------------------------------------

Total return+                           (0.42%)   4.71%   0.75%  12.06%  16.29%

Net assets at end of period (000's)     $1,733   $1,789  $2,573    $893    $205

Ratios to average net assets:
 Gross expenses                          1.82%    1.88%   1.68%   1.67%   1.52%
 Net expenses                            1.35%    1.35%   1.36%   1.67%   1.52%
 Net investment income                   2.57%    2.62%   2.16%   2.23%   2.55%

Portfolio turnover rate                    75%      63%     95%     75%    101%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Balanced Fund
(For a Class B Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $12.07   $11.83  $12.24   $11.60  $10.70

Income (loss) from investment
operations
 Net investment income                   0.21     0.23    0.18     0.15    0.18
 Net realized and unrealized gain
 (loss) on investments                  (0.36)    0.24   (0.18)    1.15    1.44
--------------------------------------------------------------------------------

 Total from investment operations       (0.15)    0.47    0.00     1.30    1.62

Less distributions
 Dividends from net investment
 income                                 (0.21)   (0.23)  (0.18)   (0.15)  (0.18)
 Distributions from realized gains         --       --   (0.23)   (0.51)  (0.54)
--------------------------------------------------------------------------------

 Total distributions                    (0.21)   (0.23)  (0.41)   (0.66)  (0.72)
--------------------------------------------------------------------------------

Net asset value at end of period       $11.71   $12.07  $11.83   $12.24  $11.60
--------------------------------------------------------------------------------

Total return+                           (1.19%)   4.03%  (0.01%)  11.30%  15.21%

Net assets at end of period (000's)     $1,979   $1,904  $2,553   $2,056    $331

Ratios to average net assets:
 Gross expenses                          2.55%    2.56%   2.46%    2.34%   2.28%
 Net expenses                            2.10%    2.10%   2.14%    2.34%   2.28%
 Net investment income                   1.82%    1.89%   1.43%    1.55%   1.78%

Portfolio turnover rate                    75%      63%     95%      75%    101%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Value Fund
(For a Class A Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                        2001    2000     1999     1998     1997
Net asset value at beginning of period $11.59  $12.55   $11.09   $14.21   $11.81

Income (loss) from investment
operations
 Net investment income (loss)            0.10   (0.04)   (0.09)   (0.08)   (0.06)
 Net realized and unrealized gain
 (loss) on investments                   1.98   (0.92)    1.55    (3.04)    2.80
----------------------------------------------------------------------------------

 Total from investment operations        2.08   (0.96)    1.46    (3.12)    2.74

Less distributions
 Dividends from net investment
 income                                 (0.10)     --       --       --       --
 Distributions from realized gains         --      --       --       --    (0.34)
----------------------------------------------------------------------------------

 Total distributions                    (0.10)     --       --       --    (0.34)
----------------------------------------------------------------------------------

Net asset value at end of period       $13.57  $11.59   $12.55   $11.09   $14.21
----------------------------------------------------------------------------------

Total return+                           17.92%  (7.65%)  13.17%  (21.96%)  23.21%

Net assets at end of period (000's)     $1,009    $847   $1,067   $1,220     $271

Ratios to average net assets:
 Gross expenses                          1.82%   1.92%    1.97%    1.66%    1.52%
 Net expenses                            1.44%   1.40%    1.47%    1.66%    1.52%
 Net investment income (loss)            0.75%  (0.32%)  (0.79%)  (0.99%)  (0.60%)

Portfolio turnover rate                   141%    107%     117%      90%      61%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Value Fund
(For a Class B Share Outstanding Throughout the Period)


                                             For the Year Ended December 31

                                        2001    2000     1999     1998     1997
Net asset value at beginning of period $11.19  $12.22   $10.88   $14.07   $11.79

Income (loss) from investment
operations
 Net investment income (loss)            0.01   (0.12)   (0.16)   (0.15)   (0.10)
 Net realized and unrealized gain
 (loss) on investments                   1.91   (0.91)    1.50    (3.04)    2.72
----------------------------------------------------------------------------------

 Total from investment operations        1.92   (1.03)    1.34    (3.19)    2.62

Less distributions
 Dividends from net investment
 income                                 (0.01)     --       --       --       --
 Distributions from realized gains         --      --       --       --    (0.34)
----------------------------------------------------------------------------------

 Total distributions                    (0.01)     --       --       --    (0.34)
----------------------------------------------------------------------------------

Net asset value at end of period       $13.10  $11.19   $12.22   $10.88   $14.07
----------------------------------------------------------------------------------

Total return+                           17.11%  (8.43%)  12.32%  (22.67%)  22.23%

Net assets at end of period (000's)     $1,334  $1,144   $1,274   $1,034     $396

Ratios to average net assets:
 Gross expenses                          2.56%   2.63%    2.75%    2.64%    2.29%
 Net expenses                            2.19%   2.15%    2.21%    2.64%    2.29%
 Net investment income (loss)            0.04%  (1.01%)  (1.55%)  (1.91%)  (1.35%)

Portfolio turnover rate                   141%    107%     117%      90%      61%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Growth Fund
(For a Class A Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                          Commencement of
                                          Operations) to
                                         December 31, 2001

Net asset value at beginning of period        $10.00

Income from investment
operations
 Net investment loss                           (0.03)
 Net realized and unrealized gain
 on investments                                 1.34
------------------------------------------------------------

 Total from investment operations               1.31

Net asset value at end of period              $11.31
------------------------------------------------------------

Total return+                                  13.10%*

Net assets at end of period (000's)            $1,137

Ratios to average net assets:
 Gross expenses**                               4.79%
 Net expenses**                                 1.85%
 Net investment loss**                         (1.45%)

Portfolio turnover rate**                         43%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Growth Fund
(For a Class B Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                         (Commencement of
                                          Operations) to
                                         December 31, 2001
------------------------------------------------------------
Net asset value at beginning of period        $10.00

Income from investment
operations
 Net investment loss                           (0.04)
 Net realized and unrealized gain
 on investments                                 1.34
------------------------------------------------------------

 Total from investment operations               1.30

Net asset value at end of period              $11.30
------------------------------------------------------------

Total return+                                  13.00%*

Net assets at end of period (000's)            $1,129

Ratios to average net assets:
 Gross expenses**                               5.54%
 Net expenses**                                 2.60%
 Net investment loss**                         (2.20%)

Portfolio turnover rate**                         43%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Small Company Growth Fund
(For a Class C Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                         (Commencement of
                                          Operations) to
                                         December 31, 2001
------------------------------------------------------------
Net asset value at beginning of period        $10.00

Income from investment operations
 Net investment loss                           (0.04)
 Net realized and unrealized gain
 on investments                                 1.34
------------------------------------------------------------

 Total from investment operations               1.30

Net asset value at end of period              $11.30
------------------------------------------------------------

Total return+                                  13.00%*

Net assets at end of period (000's)            $1,130

Ratios to average net assets:
 Gross expenses**                               5.54%
 Net expenses**                                 2.60%
 Net investment loss**                         (2.20%)

Portfolio turnover rate**                         43%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Value Fund
(For a Class A Share Outstanding Throughout the Period)


                                                                         April 30, 1997
                                                                          (Commencement
                                                                        of Operations) to
                                        For the Year Ended December 31     December 31

                                        2001     2000    1999    1998         1997
Net asset value at beginning of period $11.95   $11.94  $11.93  $11.18       $10.00

Income (loss) from investment
operations
 Net investment income                   0.11     0.10    0.03    0.05         0.08
 Net realized and unrealized gain
 (loss) on investments                  (0.70)    0.01    0.54    1.27         1.65
-----------------------------------------------------------------------------------------

 Total from investment operations       (0.59)    0.11    0.57    1.32         1.73

Less distributions
 Dividends from net investment
 income                                 (0.11)   (0.10)  (0.06)  (0.05)       (0.08)
 Distributions from realized gains         --       --   (0.50)  (0.52)       (0.47)
-----------------------------------------------------------------------------------------

 Total distributions                    (0.11)   (0.10)  (0.56)  (0.57)       (0.55)
-----------------------------------------------------------------------------------------

Net asset value at end of period       $11.25   $11.95  $11.94  $11.93       $11.18
-----------------------------------------------------------------------------------------

Total return+                           (4.96%)   0.97%   4.74%  11.79%       17.24%*

Net assets at end of period (000's)       $336     $299    $331    $210         $133

Ratios to average net assets:
 Gross expenses                          2.30%    2.26%   2.02%   2.07%        1.48%**
 Net expenses                            1.35%    1.35%   1.40%   2.07%        1.48%**
 Net investment income                   0.96%    0.89%   0.66%   0.18%        1.03%**

Portfolio turnover rate                    39%      45%     52%     55%          36%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Value Fund
(For a Class B Share Outstanding Throughout the Period)


                                                                           April 30, 1997
                                                                            (Commencement
                                                                          of Operations) to
                                         For the Year Ended December 31      December 31

                                        2001     2000    1999     1998          1997
Net asset value at beginning of period $11.89   $11.88  $11.91   $11.18        $10.00

Income (loss) from investment
operations
 Net investment income (loss)            0.02     0.02   (0.01)   (0.03)         0.02
 Net realized and unrealized gain
 (loss) on investments                  (0.69)    0.01    0.48     1.28          1.65
-------------------------------------------------------------------------------------------

 Total from investment operations       (0.67)    0.03    0.47     1.25          1.67

Less distributions
 Dividends from net investment
 income                                 (0.02)   (0.02)     --       --         (0.02)
 Distributions from realized gains         --       --   (0.50)   (0.52)        (0.47)
-------------------------------------------------------------------------------------------

 Total distributions                    (0.02)   (0.02)  (0.50)   (0.52)        (0.49)
-------------------------------------------------------------------------------------------

Net asset value at end of period       $11.20   $11.89  $11.88   $11.91        $11.18
-------------------------------------------------------------------------------------------

Total return+                           (5.65%)   0.24%   3.92%   11.18%        16.63%*

Net assets at end of period (000's)       $551     $567    $747     $628          $221

Ratios to average net assets:
 Gross expenses                          2.98%    2.86%   2.73%    2.59%         2.29%**
 Net expenses                            2.10%    2.10%   2.18%    2.59%         2.29%**
 Net investment income (loss)            0.21%    0.14%  (0.10%)  (0.35%)        0.20%**

Portfolio turnover rate                    39%      45%     52%      55%           36%**
-------------------------------------------------------------------------------------------

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Growth Fund
(For a Class A Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                         (Commencement of
                                          Operations) to
                                         December 31, 2001
Net asset value at beginning of period        $10.00

Income from investment
operations
 Net investment loss                           (0.01)
 Net realized and unrealized gain
 on investments                                 0.64
------------------------------------------------------------

 Total from investment operations               0.63

Net asset value at end of period              $10.63
------------------------------------------------------------

Total return+                                   6.30%*

Net assets at end of period (000's)            $1,074

Ratio to average net assets:
 Gross expenses**                               4.54%
 Net expenses**                                 1.65%
 Net investment loss**                         (0.50%)

Portfolio turnover rate**                          2%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Growth Fund
(For a Class B Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                         (Commencement of
                                          Operations) to
                                         December 31, 2001
Net asset value at beginning of period        $10.00

Income from investment
operations
 Net investment loss                           (0.02)
 Net realized and unrealized gain
 on investments                                 0.64
------------------------------------------------------------

 Total from investment operations               0.62

Net asset value at end of period              $10.62
------------------------------------------------------------

Total return+                                   6.20%*

Net assets at end of period (000's)            $1,062

Ratio to average net assets:
 Gross expenses**                               5.29%
 Net expenses**                                 2.40%
 Net investment loss**                         (1.25%)

Portfolio turnover rate**                          2%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Growth Fund
(For a Class C Share Outstanding Throughout the Period)


                                       From October 31, 2001
                                         (Commencement of
                                          Operations) to
                                         December 31, 2001
Net asset value at beginning of period        $10.00

Income from investment
operations
 Net investment loss                           (0.02)
 Net realized and unrealized
 gain on investments                            0.64
------------------------------------------------------------

 Total from investment operations               0.62

Net asset value at end of period              $10.62
------------------------------------------------------------

Total return+                                   6.20%*

Net assets at end of period (000's)            $1,062

Ratios to average net assets:
 Gross expenses**                               5.29%
 Net expenses**                                 2.40%
 Net investment loss**                         (1.25%)

Portfolio turnover rate**                          2%

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO High-Yield Bond Fund
(For a Class A Share Outstanding Throughout the Period)


                                                                      Eleven-Month
                                                                      Period Ended
                                       For the Year Ended December 31 December 31++

                                        2001    2000    1999   1998       1997
Net asset value at beginning of period  $7.26   $8.38   $8.78  $9.12      $8.83

Income (loss) from investment
operations
 Net investment income                   0.60    0.66    0.69   0.72       0.69
 Net realized and unrealized gain
 (loss) on investments                  (0.75)  (1.12)  (0.40) (0.34)      0.29
-----------------------------------------------------------------------------------

 Total from investment operations       (0.15)  (0.46)   0.29   0.38       0.98

Less distributions
 Dividends from net investment
 income                                 (0.60)  (0.66)  (0.69) (0.72)     (0.69)
-----------------------------------------------------------------------------------

Net asset value at end of period        $6.51   $7.26   $8.38  $8.78      $9.12
-----------------------------------------------------------------------------------

Total return+                           (2.29%) (5.75%)  3.52%  4.32%     12.49%*

Net assets at end of period (000's)     $1,086  $1,144  $1,583 $2,964       $259

Ratios to average net assets:
 Gross expenses                          1.45%   1.56%   1.35%  1.12%      1.10%**
 Net expenses                            1.32%   1.30%   1.18%  1.12%      1.10%**
 Net investment income                   8.39%   8.38%   8.01%  8.11%      7.65%**

Portfolio turnover rate                   185%     45%     71%    64%        85%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A shares) through December 31, 1997.

SAFECO High-Yield Bond Fund
(For a Class B Share Outstanding Throughout the Period)


                                                                      Eleven-Month
                                                                      Period ended
                                       For the Year Ended December 31 December 31++

                                        2001    2000    1999   1998       1997
Net asset value at beginning of period  $7.25   $8.38   $8.78  $9.12      $8.83

Income (loss) from investment
operations
 Net investment income                   0.55    0.60    0.63   0.64       0.63
 Net realized and unrealized gain
 (loss) on investments                  (0.74)  (1.13)  (0.40) (0.34)      0.29
-----------------------------------------------------------------------------------

 Total from investment operations       (0.19)  (0.53)   0.23   0.30       0.92

Less distributions
 Dividends from net investment
 income                                 (0.55)  (0.60)  (0.63) (0.64)     (0.63)
-----------------------------------------------------------------------------------

Net asset value at end of period        $6.51   $7.25   $8.38  $8.78      $9.12
-----------------------------------------------------------------------------------

Total return+                           (2.88%) (2.52%)  2.73%  3.39%     11.77%*

Net assets at end of period (000's)       $920    $995  $1,599 $1,381       $355

Ratios to average net assets:
 Gross expenses                          2.31%   2.35%   2.19%  2.06%      1.81%**
 Net expenses                            2.06%   2.05%   1.97%  2.06%      1.81%**
 Net investment income                   7.86%   7.73%   7.34%  7.15%      6.87%**

Portfolio turnover rate                   185%     45%     71%    64%        85%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class B shares) through December 31, 1997.

SAFECO High-Yield Bond Fund
(For a Class C Share Outstanding Throughout the Period)


                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000
Net asset value at beginning of period    $7.26        $7.90

Loss from investment operations
 Net investment income                     0.55         0.39
 Net realized and unrealized loss
 on investments                           (0.74)       (0.64)
----------------------------------------------------------------

 Total from investment operations         (0.19)       (0.25)

Less distributions
 Dividends from net investment
 income                                   (0.55)       (0.39)
----------------------------------------------------------------

Net asset value at end of period          $6.52        $7.26
----------------------------------------------------------------

Total return+                             (2.86%)      (3.25%)*

Net assets at end of period (000's)          $87          $92

Ratios to average net assets:
 Gross expenses                            2.15%        2.04%**
 Net expenses                              2.06%        2.04%**
 Net investment income                     7.88%        7.61%**

Portfolio turnover rate                     185%          45%**

*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO Intermediate-Term U.S. Treasury Fund
(For a Class A Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $10.50   $10.00  $10.75   $10.35  $10.11

Income (loss) from investment
operations
 Net investment income                   0.46*    0.52    0.51     0.52    0.55
 Net realized and unrealized gain
 (loss) on investments                   0.13     0.50   (0.75)    0.40    0.24
--------------------------------------------------------------------------------

 Total from investment operations        0.59     1.02   (0.24)    0.92    0.79

Less distributions
 Dividends from net investment
 income                                 (0.47)   (0.52)  (0.51)   (0.52)  (0.55)
--------------------------------------------------------------------------------

Net asset value at end of period       $10.62   $10.50  $10.00   $10.75  $10.35
--------------------------------------------------------------------------------

Total return+                            5.70%   10.56%  (2.26%)   9.08%   8.03%

Net assets at end of period (000's)     $1,580   $1,008    $958     $833    $365

Ratios to average net assets:
 Gross expenses                          1.48%    1.59%   1.49%    1.40%   1.32%
 Net expenses                            1.20%    1.20%   1.21%    1.40%   1.32%
 Net investment income                   4.26%*   5.21%   4.97%    4.84%   5.36%

Portfolio turnover rate                    74%     199%     14%       3%     82%

* Net investment income includes $(0.01) and the ratio of net investment income includes (0.16%) which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Intermediate-Term U.S. Treasury Fund
(For a Class B Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $10.49    $9.99  $10.74   $10.35  $10.12

Income (loss) from investment
operations
 Net investment income                   0.38*    0.45    0.43     0.45    0.48
 Net realized and unrealized gain
 (loss) on investments                   0.14     0.50   (0.75)    0.39    0.23
--------------------------------------------------------------------------------

 Total from investment operations        0.52     0.95   (0.32)    0.84    0.71

Less distributions
 Dividends from net investment
 income                                 (0.39)   (0.45)  (0.43)   (0.45)  (0.48)
--------------------------------------------------------------------------------

Net asset value at end of period       $10.62   $10.49   $9.99   $10.74  $10.35
--------------------------------------------------------------------------------

Total return+                            5.01%    9.78%  (2.97%)   8.30%   7.27%

Net assets at end of period (000's)       $867     $732    $786     $788    $432

Ratios to average net assets:
 Gross expenses                          2.27%    2.36%   2.27%    2.00%   1.87%
 Net expenses                            1.95%    1.95%   1.96%    2.00%   1.87%
 Net investment income                   3.54%*   4.49%   4.20%    4.28%   4.78%

Portfolio turnover rate                    74%     199%     14%       3%     82%

* Net investment income includes $(0.01) and the ratio of net investment income includes (0.14%) which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO U.S. Government Fund*
(For a Class A Share Outstanding Throughout the Period)


                                         For the     Eight-Month
                                        Year Ended  Period Ended
                                       December 31, December 31++
                                           2001         2000
Net asset value at beginning of period    $9.35         $9.01

Income from investment
operations
 Net investment income                     0.52          0.36
 Net realized and unrealized gain
 on investments                            0.12          0.34
-----------------------------------------------------------------

 Total from investment operations          0.64          0.70

Less distributions
 Dividends from net investment
 income                                   (0.52)        (0.36)
-----------------------------------------------------------------

Net asset value at end of period          $9.47         $9.35
-----------------------------------------------------------------

Total return+                              7.02%         8.03%**

Net assets at end of period (000's)         $266          $105

Ratios to average net assets:
 Gross expenses                            1.47%         1.27%***
 Net expenses                              1.20%         1.20%***
 Net investment income                     5.44%         5.97%***

Portfolio turnover rate                      63%          160%***

*    Formerly the SAFECO GNMA Fund
**   Not annualized.
***  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A shares) through December 31, 2000.

SAFECO U.S. Government Fund*
(For a Class B Share Outstanding Throughout the Period)


                                         For the    Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31++
                                          2001         2000
Net asset value at beginning of period    $9.36        $9.01

Income from investment operations
 Net investment income                     0.45         0.25
 Net realized and unrealized gain
 on investments                            0.11         0.35
----------------------------------------------------------------

 Total from investment operations          0.56         0.60

Less distributions
 Dividends from net investment
 income                                   (0.45)       (0.25)
----------------------------------------------------------------

Net asset value at end of period          $9.47        $9.36
----------------------------------------------------------------

Total return+                              6.10%        7.61%**

Net assets at end of period (000's)         $189         $139

Ratios to average net assets:
 Gross expenses                            2.14%        1.99%***
 Net expenses                              1.95%        1.95%***
 Net investment income                     4.74%        5.22%***

Portfolio turnover rate                      63%         160%***

*    Formerly the SAFECO GNMA Fund
**   Not annualized.
***  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class B shares) through December 31, 2000.

SAFECO Managed Bond Fund
(For a Class A Share Outstanding Throughout the Period)


                                         For the Year Ended December 31

                                       2001   2000   1999    1998   1997
Net asset value at beginning of period $8.29  $7.90  $8.65   $8.60  $8.35

Income (loss) from investment
operations
 Net investment income                  0.43   0.46   0.39    0.37   0.39
 Net realized and unrealized gain
 (loss) on investments                  0.11   0.39  (0.75)   0.30   0.25
--------------------------------------------------------------------------

 Total from investment operations       0.54   0.85  (0.36)   0.67   0.64

Less distributions
 Dividends from net investment
 income                                (0.43) (0.46) (0.39)  (0.37) (0.39)
 Distributions from realized gains        --     --     --   (0.25)    --
--------------------------------------------------------------------------

 Total distributions                   (0.43) (0.46) (0.39)  (0.62) (0.39)
--------------------------------------------------------------------------

Net asset value at end of period       $8.40  $8.29  $7.90   $8.65  $8.60
--------------------------------------------------------------------------

Total return+                           6.69% 11.19% (4.24%)  7.87%  7.78%

Net assets at end of period (000's)    $1,092   $539   $573    $295   $146

Ratios to average net assets:
 Gross expenses                         1.97%  2.07%  1.87%   1.86%  1.45%
 Net expenses                           1.15%  1.15%  1.21%   1.86%  1.45%
 Net investment income                  5.12%  5.80%  4.79%   4.09%  4.68%

Portfolio turnover rate                  126%   102%   147%    133%   177%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Managed Bond Fund
(For a Class B Share Outstanding Throughout the Period)


                                         For the Year Ended December 31

                                       2001   2000   1999    1998   1997
Net asset value at beginning of period $8.28  $7.89  $8.64   $8.60  $8.35

Income (loss) from investment
operations
 Net investment income                  0.37   0.40   0.32    0.28   0.32
 Net realized and unrealized gain
 (loss) on investments                  0.12   0.39  (0.75)   0.29   0.25
--------------------------------------------------------------------------

 Total from investment operations       0.49   0.79  (0.43)   0.57   0.57

Less distributions
 Dividends from net investment income  (0.37) (0.40) (0.32)  (0.28) (0.32)
 Distributions from realized gains        --     --     --   (0.25)    --
--------------------------------------------------------------------------

 Total distributions                   (0.37) (0.40) (0.32)  (0.53) (0.32)
--------------------------------------------------------------------------

Net asset value at end of period       $8.40  $8.28  $7.89   $8.64  $8.60
--------------------------------------------------------------------------

Total return+                           6.03% 10.39% (4.98%)  6.67%  6.91%

Net assets at end of period (000's)      $915   $746   $924    $523   $120

Ratios to average net assets:
 Gross expenses                         2.76%  2.79%  2.61%   2.89%  2.23%
 Net expenses                           1.90%  1.90%  1.94%   2.89%  2.23%
 Net investment income                  4.40%  5.08%  4.02%   3.07%  3.79%

Portfolio turnover rate                  126%   102%   147%    133%   177%

+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO California Tax-Free Fund
(For a Class A Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $12.50   $11.05  $12.74   $12.94  $12.23

Income (loss) from investment
operations
 Net investment income                   0.58*    0.53    0.52     0.55    0.58
 Net realized and unrealized gain
 (loss) on investments                  (0.11)    1.45   (1.69)    0.17    0.76
--------------------------------------------------------------------------------

 Total from investment operations        0.47     1.98   (1.17)    0.72    1.34

Less distributions
 Dividends from net investment income   (0.57)   (0.53)  (0.52)   (0.55)  (0.58)
 Distributions from realized gains         --       --      --    (0.37)  (0.05)
--------------------------------------------------------------------------------

 Total distributions                    (0.57)   (0.53)  (0.52)   (0.92)  (0.63)
--------------------------------------------------------------------------------

Net asset value at end of period       $12.40   $12.50  $11.05   $12.74  $12.94
--------------------------------------------------------------------------------

Total return+                            3.82%   18.41%  (9.41%)   5.73%  11.29%

Net assets at end of period (000's)       $645     $675    $740     $678    $460

Ratios to average net assets:
 Expenses                                1.06%    1.05%   1.07%    1.04%   0.91%
 Net investment income                   4.66%*   4.62%   4.36%    4.25%   4.52%

Portfolio turnover rate                    32%      26%     25%      39%     10%

* Net investment income includes $0.01 and the ratio of net investment income includes 0.11% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO California Tax-Free Income Fund
(For a Class B Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $12.49   $11.04  $12.73   $12.93  $12.22

Income (loss) from investment
operations
 Net investment income                   0.49*    0.45    0.43     0.46    0.48
 Net realized and unrealized gain
 (loss) on investments                  (0.11)    1.45   (1.69)    0.17    0.76
--------------------------------------------------------------------------------

 Total from investment operations        0.38     1.90   (1.26)    0.63    1.24

Less distributions
 Dividends from net investment
 income                                 (0.48)   (0.45)  (0.43)   (0.46)  (0.48)
 Distributions from realized gains         --       --      --    (0.37)  (0.05)
--------------------------------------------------------------------------------

 Total distributions                    (0.48)   (0.45)  (0.43)   (0.83)  (0.53)
--------------------------------------------------------------------------------

Net asset value at end of period       $12.39   $12.49  $11.04   $12.73  $12.93
--------------------------------------------------------------------------------

Total return+                            3.02%   17.63% (10.07%)   4.98%  10.46%

Net assets at end of period (000's)     $1,613   $1,176    $799     $927    $501

Ratios to average net assets:
 Expenses                                1.80%    1.72%   1.80%    1.76%   1.63%
 Net investment income                   3.97%*   3.88%   3.63%    3.45%   3.71%

Portfolio turnover rate                    32%      26%     25%      39%     10%

* Net investment income includes $ 0.01 and the ratio of net investment income includes 0.14% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Municipal Bond Fund
(For a Class A Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $13.97   $12.90  $14.45   $14.53  $13.99

Income (loss) from investment
operations
 Net investment income                   0.66*    0.65    0.64     0.66    0.68
 Net realized and unrealized gain
 (loss) on investments                   0.02     1.07   (1.55)    0.16    0.70
--------------------------------------------------------------------------------

 Total from investment operations        0.68     1.72   (0.91)    0.82    1.38

Less distributions
 Dividends from net investment
 income                                 (0.64)   (0.65)  (0.64)   (0.66)  (0.68)
 Distributions from realized gains      (0.03)      --      --    (0.24)  (0.16)
--------------------------------------------------------------------------------

 Total distributions                    (0.67)   (0.65)  (0.64)   (0.90)  (0.84)
--------------------------------------------------------------------------------

Net asset value at end of period       $13.98   $13.97  $12.90   $14.45  $14.53
--------------------------------------------------------------------------------

Total return+                            4.92%   13.76%  (6.47%)   5.75%  10.17%

Net assets at end of period (000's)     $1,273   $1,052    $929     $946    $390

Ratios to average net assets:
 Expenses                                0.98%    0.97%   0.98%    0.98%   0.95%
 Net investment income                   4.63%*   4.96%   4.66%    4.51%   4.86%

Portfolio turnover rate                     9%      32%     17%      21%     14%

* Net investment income includes $0.02 and the ratio of net investment income includes 0.13% which was due to amotization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.


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

Financial Highlights, continued


SAFECO Municipal Bond Fund
(For a Class B Share Outstanding Throughout the Period)


                                            For the Year Ended December 31

                                        2001     2000    1999     1998    1997
Net asset value at beginning of period $13.94   $12.88  $14.43   $14.52  $13.98

Income (loss) from investment
operations
 Net investment income                   0.55*    0.56    0.54     0.57    0.60
 Net realized and unrealized gain
 (loss) on investments                   0.02     1.06   (1.55)    0.15    0.70
--------------------------------------------------------------------------------

 Total from investment operations        0.57     1.62   (1.01)    0.72    1.30

Less distributions
 Dividends from net investment
 income                                 (0.53)   (0.56)  (0.54)   (0.57)  (0.60)
 Distributions from realized gains      (0.03)      --      --    (0.24)  (0.16)
--------------------------------------------------------------------------------

 Total distributions                    (0.56)   (0.56)  (0.54)   (0.81)  (0.76)
--------------------------------------------------------------------------------

Net asset value at end of period       $13.95   $13.94  $12.88   $14.43  $14.52
--------------------------------------------------------------------------------

Total return+                            4.14%   12.87%  (7.14%)   5.08%   9.56%

Net assets at end of period (000's)     $1,236     $686  $1,322   $1,375    $502

Ratios to average net assets:
 Expenses                                1.73%    1.71%   1.70%    1.61%   1.53%
 Net investment income                   3.87%*   4.24%   3.94%    3.89%   4.22%

Portfolio turnover rate                     9%      32%     17%      21%     14%

* Net investment income includes $0.02 and the ratio of net investment income includes 0.15% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

SAFECO Money Market Fund
(For a Class A Share Outstanding Throughout the Period)


                                         For the Year Ended December 31

                                       2001   2000   1999   1998   1997
Net asset value at beginning of period $1.00  $1.00  $1.00  $1.00  $1.00

Income from investment
operations
 Net investment income                  0.04   0.06   0.05   0.05   0.05

Less distributions                     (0.04) (0.06) (0.05) (0.05) (0.05)
-------------------------------------------------------------------------

Net asset value at end of period       $1.00  $1.00  $1.00  $1.00  $1.00
-------------------------------------------------------------------------

Total return                            3.75%  5.91%  4.64%  4.92%  4.97%

Net assets at end of period (000's)    $5,193 $4,532 $3,554 $2,186   $537

Ratios to average net assets:
 Gross expenses                         0.99%  1.04%  1.00%  0.92%  0.72%
 Net expenses                           0.80%  0.80%  0.80%  0.92%  0.72%
 Net investment income                  3.68%  5.88%  4.60%  4.87%  4.91%

SAFECO Money Market Fund
(For a Class B Share Outstanding Throughout the Period)


                                         For the Year Ended December 31

                                       2001   2000   1999   1998   1997
Net asset value at beginning of period $1.00  $1.00  $1.00  $1.00  $1.00

Income from investment
operations
 Net investment income                  0.04   0.06   0.05   0.05   0.05

Less distributions                     (0.04) (0.06) (0.05) (0.05) (0.05)
-------------------------------------------------------------------------

Net asset value at end of period       $1.00  $1.00  $1.00  $1.00  $1.00
-------------------------------------------------------------------------

Total return                            3.75%  5.93%  4.65%  4.76% $4.94%

Net assets at end of period (000's)    $1,192   $742   $979   $670   $414

Ratios to average net assets:
 Gross expenses                         1.00%  1.13%  1.08%  1.05%  0.78%
 Net expenses                           0.80%  0.80%  0.82%  1.05%  0.78%
 Net investment income                  3.61%  5.78%  4.56%  4.71%  4.85%

SAFECO Money Market Fund
(For a Class C Share Outstanding Throughout the Period)


                                         For the   Eight-Month
                                       Year Ended  Period Ended
                                       December 31 December 31+
                                          2001         2000
Net asset value at beginning of period    $1.00       $1.00

Income from investment
operations
 Net investment income                     0.04        0.04
---------------------------------------------------------------

Less distributions                        (0.04)      (0.04)
---------------------------------------------------------------

Net asset value at end of period          $1.00       $1.00
---------------------------------------------------------------

Total return                               3.75%       4.08%*

Net assets at end of period (000's)         $112        $100

Ratios to average net assets:
 Gross expenses                            0.88%       0.98%**
 Net expenses                              0.80%       0.80%**
 Net investment income                     3.64%       5.93%**

*    Not annualized.
**   Annualized.
+ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you can earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to state and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax advisor about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Capital gain distributions represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.


The Equity Fund, Dividend Income Fund, Balanced Fund and U.S. Value Fund intend to declare and pay dividends, if any, during the last month of each calendar quarter. The Growth Opportunities Fund, Northwest Fund, International Stock Fund, Small Company Value Fund, Small Company Growth Fund and U.S. Growth Fund intend to declare and pay dividends, if any, annually in December. The Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Bond Fund, Managed Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, and Money Market Fund intend to declare dividends, if any, each business day and pay them monthly. All Funds (except the Money Market Fund) pay capital gain distributions and special dividends, if any, in March and December.


Dividends and other distributions paid by a Fund on each class of its shares are calculated at the same time in the same manner. However, except for the Money Market Fund, because of the higher Rule 12b-1 service and distribution fees associated with Class B and Class C shares, the dividends and other distributions paid by a Fund on its Class B and Class C shares will be lower than those paid on its Class A shares.


Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or the Money Market Fund at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.


REINVESTING DISTRIBUTIONS

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 591/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and may be wholly or partly tax free.

You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you sell (redeem) your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and net short-term capital gains are generally taxed as ordinary income. Distributions of the Funds' net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Selling or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
gains depending on how long you held your shares in the Fund. Consult your tax advisor for current capital gains and federal income tax rates.

In general, sales charges that you pay either when you buy or sell Fund shares reduces the taxable gain (or increases the deduction for a loss) at the time you sell your shares. This does not apply to Class A shares that are sold with a sales charge ("load") and then reinstated within 60 days under SAFECO's one-time reinstatement privilege or which are exchanged for Class A shares of another SAFECO Fund, other than the Money Market Fund. Because SAFECO does not impose a load on reinstatement or exchanges of Class A shares, current tax law postpones the deduction of the load until such time as the newly purchased shares are redeemed.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the U.S. Government Fund may invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds. Each of these Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds purchased below their issue price (at a discount). The tax-exempt Funds typically purchase discount bonds as part of a call protection strategy.

If you buy shares of a tax-exempt Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the sale or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Retirement Plans and Accounts


The Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. The annual contribution limits and other requirements for these accounts are subject to change. It is important that you read plan and/or account documents carefully and consult your personal tax advisor before contributing money. Certain retirement accounts have an annual custodial fee of $5 per Fund up to a maximum of $10. The custodial fee is waived for retirement accounts with balances over $10,000.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

In the current year, individuals can generally contribute up to $3,000 to an IRA, ($3,500 if you are age 50 or older).

..  Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

..  Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. Your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

EDUCATION SAVINGS ACCOUNTS

This Education Savings Account (formerly known as an "Education IRA") is a vehicle for saving for a child's higher education. Currently, up to $2,000 can be contributed to an Education Savings Account for the same beneficiary. Contributions to an Education Savings Account are not tax deductible, but earnings on the Education Savings Account are generally tax free if used to pay qualified education expenses. There are income limitations on who can contribute to an Education Savings Account. See your tax advisor for further details.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP-IRAs)

SEP-IRAs are retirement plans for small businesses and self-employed individuals. SEP-IRAs have the same investment minimums as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non- elective contributions. Minimum investment amounts are negotiable.

403(b)(7) PLANS

403(b)(7) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-528-6501.


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

YOUR INVESTMENT

How We Calculate the Value of Your Shares and Value Fund Assets


The net asset value of a Fund share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

We obtain market value information for each Fund's investments from a pricing service. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for non-exchange-traded securities are based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. Investments for which a market price cannot be established are priced using a method each Fund's Board of Trustees believes reflects fair value.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Like most money market funds, the Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Fund maintain a stable $1.00 share price.

The NAV of Class B and Class C shares for each of the stock Funds will generally be lower than the NAV of Class A shares because of the higher expenses borne by the Class B and Class C shares. The NAVs of the three classes of shares may also differ due to differing allocations of class-special expenses. The NAVs of the three Classes will tend to converge, however, immediately after the payment of dividends.


You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after the order is placed with the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon placing it with the intermediary or at the time the order is placed with a Fund. The intermediary may charge a fee for its services.


Choosing a Class of Shares

This prospectus offers three classes of Fund shares (Class A, Class B and Class C shares) of the Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, High-Yield Bond Fund, Small Company Growth Fund, U.S. Growth Fund, and Money Market Fund; and offers two classes of Fund shares (Class A shares and Class B shares) of the Balanced Fund, Small Company Value Fund, U.S. Value Fund, Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, Managed

Bond Fund, California Tax-Free Income Fund and Municipal Bond Fund. Each class has a different combination of sales charges and ongoing fees, allowing you to choose the one that best meets your needs. You should make this decision carefully based on:

..  the amount you wish to invest;

..  the different sales charges that apply to each share class;

..  whether you qualify for any reduction or waiver of sales charges;

..  the length of time you plan to keep the investment; and

..  the class expenses.

Class A Shares. You may purchase Class A shares of any Fund, except the Money Market Fund, at the "offering price." For the Stock Funds, the Class A offering price is equal to the Fund's net asset value plus a maximum sales charge of 5.75%, and for the Bond Funds is equal to the Fund's net asset value plus a maximum sales charge of 4.50%, imposed at the time of purchase. Class A shares of any Fund, except the Money Market Fund, are subject to ongoing Rule 12b-1 fees of 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B and Class C shares.

Class A shares of the Money Market Fund are sold at net asset value, are not subject to sales charges, and do not currently pay Rule 12b-1 fees.

If you choose to invest in Class A shares of any Fund, except the Money Market Fund, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge percentage will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described in this prospectus.


                             Bond Funds*

                                    Sales Charge As Percentage of
                                    -----------------------------
  Amount of Purchase
  at the Public Offering Price      Offering Price Net Investment
  ---------------------------------------------------------------
  Less than $50,000                     4.50%          4.71%
  $50,000 but less than $100,000        4.00%          4.17%
  $100,000 but less than $250,000       3.50%          3.63%
  $250,000 but less than $500,000       2.50%          2.56%
  $500,000 but less than $1,000,000     1.50%          1.52%
  $1,000,000 or more                       0+

* Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Bond Fund, Managed Bond Fund, Municipal Bond Fund and California Tax-Free Income Fund.

+ Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% contingent deferred sales charge will apply to redemptions made in the first twelve months, except with respect to participant-directed redemptions from qualified plans.


                             Stock Funds**

                                    Sales Charge As Percentage of
                                    -----------------------------
  Amount of Purchase
  at the Public Offering Price      Offering Price Net Investment
  ---------------------------------------------------------------
  Less than $50,000                     5.75%          6.10%
  $50,000 but less than $100,000        4.50%          4.71%
  $100,000 but less than $250,000       3.50%          3.63%
  $250,000 but less than $500,000       2.50%          2.56%
  $500,000 but less than $1,000,000     2.00%          2.04%
  $1,000,000 or more                       0+

** Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, Balanced Fund, Small Company Value Fund, Small Company Growth Fund, U.S. Value Fund, and U.S. Growth Fund.

+ Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% contingent deferred sales charge will apply to redemptions made in the first twelve months, except with respect to participant-directed redemptions from qualified plans.



SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

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

Subject to certain requirements, the following purchases of Class A shares may be aggregated for purposes of determining the amount of purchase:

.. Individual purchases on behalf of a single purchaser and the purchaser's spouse and their children under the age of 21 years;

.. Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan;

.. Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other; or

.. Individual purchases by clients of a registered representative who invest at or about the same time.

Class B Shares. You may purchase Class B shares of any Fund at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares within 6 years of purchase, you will pay a contingent deferred sales charge (CDSC) at the time of sale of up to 5.00%. We calculate the CDSC by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown in the chart below. The longer you hold the shares, the lower the rate of the charge. Shares you acquire through dividend reinvestment or other distributions are not subject to a CDSC at the time of sale. Class B shares of a Fund, except the Money Market Fund, are also subject to an annual Rule 12b-1 fee of 1.00% of its average daily net assets. This Rule 12b-1 fee is the same as the Rule 12b-1 fee for Class C shares, and is higher than the ongoing Rule 12b-1 fees for Class A shares. Class B shares are offered for sale only for purchases of less than $500,000.

Class B shares of the Money Market Fund are sold at net asset value, are not subject to a contingent deferred sales charge (except for shares of the Money Market Fund that were purchased by exchange from another Fund), and do not currently pay Rule 12b-1 fees.

The contingent deferred sales charge may be waived as described in the section "Sales Charge Reductions and Waivers" of this prospectus. Any period of time you held Class B shares of the Money Market Fund will not be counted when determining your contingent deferred sales charge if you sell shares that were purchased by exchange from the Money Market Fund.

Money Market Fund will not be counted when determining your contingent deferred sales charge if you sell shares that were purchased by exchange from the Money Market Fund.


                          CDSC as a Percentage of the
                          Lesser of Net Asset Value at
                               Redemption or the
  Redemption During         Original Purchase Price
  ----------------------------------------------------
  1st Year Since Purchase              5%
  2nd Year Since Purchase              4%
  3rd Year Since Purchase              3%
  4th Year Since Purchase              3%
  5th Year Since Purchase              2%
  6th Year Since Purchase              1%
  After Six Years                      0%



We will calculate the contingent deferred sales charge applicable to a redemption in a manner that results in the lowest possible rate. We will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Except for the time period during which you are invested in Money Market Fund Class B shares, if you effect one or more exchanges among Class B shares of the Funds during the six year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

Conversion of Class B Shares. If you buy Class B shares and hold them for six years, we will automatically convert them to Class A shares without charge. Any period of time you held Class B shares of the Money Market Fund which were exchanged for the shares of the Fund being sold will be excluded from the six-year period. At this time, we also will convert to Class A shares any Class B shares that you purchased with reinvested dividends and other distributions on the shares being distributed. We do this to lower your investment costs, because the ongoing Rule 12b-1 fees for Class A shares are lower than those for Class B shares.

When we convert your Class B shares, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or fewer Class A shares after the conversion. The dollar value will be the same, so you will not have lost any money as a result of the conversion.

Class C Shares. Class C shares are offered for sale only for purchases of less than $1,000,000. You may purchase Class C shares of any of the Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, Small Company Growth Fund, U.S. Growth Fund, High-Yield Bond Fund or Money Market Fund at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell Class C shares within 12 months of your purchase, you will pay a 1.00% contingent deferred sales charge (CDSC) at the time of sale.

We calculate the CDSC by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. Shares you acquire through dividend reinvestment or other distributions are not subject to a CDSC at the time of sale.

Class C shares of a Fund, except the Money Market Fund, are also subject to an annual Rule 12b-1 fee of 1.00% of its average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fee for Class A shares.

Class C shares do not convert to another class of shares. This means that you will pay the Rule 12b-1 fee for as long as you own your shares.

Class C shares of the Money Market Fund are sold at net asset value, are not subject to a CDSC (except for shares of the Money Market Fund that were purchased by exchange from another Fund), and do not currently pay any Rule 12b-1 fees.

The contingent deferred sales charge may be waived as described on pages in the section "Sales Charge Reductions and Waivers" of this prospectus. Any period of time you held Class C shares of the Money Market Fund will not be counted when determining your contingent deferred sales charge if you sell shares that were purchased by exchange from the Money Market Fund.

Understanding Rule 12b-1 Fees. Each Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker Reallowances. The amount of sales charges reallowed to broker-dealers, banks or other financial institutions who sell Class A shares will equal the percentage of the amount invested in accordance with the schedule set forth below:


                             Bond Funds*

  Amount of Purchase                Broker Reallowance as Percentage
  at the Public Offering Price         of the Offering Investment
  ------------------------------------------------------------------
  Less than $50,000                              4.00%
  $50,000 but less than $100,000                 3.50%
  $100,000 but less than $250,000                3.00%
  $250,000 but less than $500,000                2.00%
  $500,000 but less than $1,000,000              1.00%
  $1,000,000 or more                                0+

* Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Bond Fund, Managed Bond Fund, Municipal Bond Fund, and California Tax-Free Income Fund.

+ Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.



SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

                             Stock Funds**

  Amount of Purchase                Broker Reallowance as Percentage
  at the Public Offering Price         of the Offering Investment
  ------------------------------------------------------------------
  Less than $50,000                              5.00%
  $50,000 but less than $100,000                 3.75%
  $100,000 but less than $250,000                3.00%
  $250,000 but less than $500,000                2.00%
  $500,000 but less than $1,000,000              1.50%
  $1,000,000 or more                                0+

** Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Stock Fund, Balanced Fund, Small Company Value Fund, Small Company Growth Fund, U.S. Value Fund, and U.S. Growth Fund.
+ Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.


Except as stated below, broker-dealers of record may be paid commissions on (i) sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during each successive one year period beginning on the date of the initial purchase at net asset value and (ii) sales of Class A shares to qualified benefit plans. A 1% contingent deferred sales charge will be imposed on redemptions made within the first 12 months, except with respect to participant-directed redemptions from qualified plans.

Commissions on sales of Class A shares to qualified retirement plans may be paid as follows:

  Number of Plan Participants                      Amount Sold              Commission
  ---------------------------------------------------------------------------------------
  1-50 Participants with $1 Million Minimum $1 Million to $3 Million     1.00%
  in Assets                                 $3 Million to $50 Million     .50%
                                            Over $50 Million              .25% thereafter

  50-199 Participants with No Minimum       Less than $1 Million          .50%
                                            $1 Million to $3 Million     1.00%
                                            $3 Million to $50 Million     .50%
                                            Over $50 Million              .25% thereafter

  200 or more Participants with No Minimum  Less than $3 Million         1.00
                                            $3 Million to $50 Million     .50%
                                            Over $50 Million              .25% thereafter

SAFECO Securities, Inc., the Funds' distributor, reserves the right to charge back commissions if plan sales fail to meet the above criteria.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the contingent deferred sales charge on Class B and Class C shares. If you think you may be eligible for a sales charge reduction or waiver, contact SAFECO or your financial advisor for more information.

Reducing Your Class A Sales Charge. We offer two programs designed to reduce your Class A sales charge. You may choose one of these programs to combine multiple purchases of Class A shares of SAFECO Mutual Funds to take advantage of the reduced sales charges listed in the schedule above. Please complete the appropriate section of your account application and contact your financial advisor or SAFECO if you would like to take advantage of these programs.

.. Rights of Accumulation--Lets you combine for purposes of calculating sales charges (a) the dollar amount of your current purchase with (b) the dollar amount of concurrent purchases of Class A shares of other SAFECO Mutual Funds, and (c) the dollar amount equal to the current offering price of all Class A shares of SAFECO Mutual Funds you hold.

.. Letter of Intent--Lets you purchase Class A shares of any SAFECO Mutual Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

Waiver of Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:

1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;

2. Companies exchanging shares with or selling assets to one or more of the SAFECO Mutual Funds pursuant to a merger, acquisition or exchange offer;

3. Any of the direct or indirect affiliates of SAFECO Securities;

4. Purchases made through the automatic investment of dividends and other distributions paid by another SAFECO Mutual Fund;

5. Clients of administrators or consultants to tax-qualified employee benefit plans and non-qualified benefit plans which have entered into agreements with SAFECO Securities or any of its affiliates;

6. Retirement plan participants who borrow from their retirement accounts by redeeming SAFECO Mutual Fund shares and subsequently repay such loans via a purchase of SAFECO Mutual Fund shares;

7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in SAFECO Mutual Fund shares, the proceeds of which are reinvested in SAFECO Mutual Fund shares;

8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;

9. Current or retired officers, directors, trustees or employees of any SAFECO Mutual Fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other SAFECO Mutual Funds. You or your broker-dealer, bank or other financial institution must provide SAFECO Services Corporation, the Funds' transfer agent, with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

CDSC Waivers. The contingent deferred sales charges for Class B and Class C shares are currently waived in the following circumstances:

(a) total or partial redemptions made within one year following the death or disability of a shareholder;

(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 591/2 that are described in Internal Revenue Code ("Code") Section 72(t), and required minimum distributions beginning for the year in which you attain age 701/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;

(c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;

(d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;

(e) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;

(f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;

(g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to IRC Code; and

(h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

COMMISSIONS ON SALES

From time to time, SAFECO Securities may reallow to broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A Shares. In some instances, SAFECO Securities may offer these reallowances only to those financial institutions that have sold or may sell significant amounts of Class A shares. These commissions also may be paid to financial institutions that initiate purchases made pursuant to sales charge waivers (1) and (8), described in this section under "Waiver of Class A


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

Shares Sales Charge." To the extent that SAFECO Securities reallows 90% or more of the sales charge to a financial institution, such financial institution may be deemed to be an underwriter under the 1933 Act.

For all class shares, SAFECO Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds and other registered investment companies. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria SAFECO Securities establishes from time to time.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT

Class A, B and C shares are sold through brokers, registered investment advisors, banks and other financial institutions which have entered into selling agreements with the Funds' distributor. To open an account, consult your financial advisor. A sales representative will help you complete an account application and make your initial investment with SAFECO Mutual Funds.

If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

To Transact Business

BY MAIL:

You can apply for a new account or request account transactions by writing to SAFECO Mutual Funds at the following address:

SAFECO Mutual Funds
c/o NFDS
P.O. Box 219241
Kansas City, MO 64121-9241

For overnight/express delivery:
SAFECO Mutual Funds
c/o NFDS
330 W. 9th Street
Kansas City, MO 64105-1514

BY WIRE:

You can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call SAFECO at 1-800-528-6501 before the close of regular trading on the NYSE.

The wire must be received by the Funds' bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

State Street Bank
P.O. Box 132
Kansas City, MO 64141
ABA #101003621
Purchase DDA #7560923

Have your bank include with the wire, the account owner name and number of your SAFECO Mutual Funds account and the name of the SAFECO Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. SAFECO is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. SAFECO Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

BY TELEPHONE:


Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done by telephone. The range of transactions allowed under this option may vary by type of account. If you or your financial advisor do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.


If your account is held directly with SAFECO Mutual Funds, you may purchase additional shares by telephone. Call 1-800-528-6501 to speak to a representative. Our Automated Services Line at 1-800-463-8794, provides a menu of choices to hear Fund price information, mailing and wiring instructions and other Fund information.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds by telephone. We may suspend, limit, modify, or terminate telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:

SAFECO Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine whether it has an established relationship with SAFECO Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from SAFECO Mutual Funds.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

BUYING, SELLING AND EXCHANGING SHARES


The price of one share, whether you are purchasing, selling or exchanging shares is its net asset value (NAV) next determined after the order is placed with a Fund. Orders must include any money required and sufficient instructions to complete your transaction. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.


Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with SAFECO Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction (except when money is wired into an account).

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum investment amounts vary by type of account and apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:

  Minimum
  Investment                        Additional
  Amounts       Initial Additional  Investment
  per Fund      Amount   Amounts   through AIM*
  ------------- ------- ---------- ------------
  Regular
  Accounts      $2,500     $100        $100
  ---------------------------------------------

  UTMA
  Accounts      $1,000     $100        $100
  ---------------------------------------------

  Traditional &
  Roth IRAs     $2,000     $100        $ 50
  ---------------------------------------------

  Education
  Savings
  Accounts      $1,000     $100        $ 50

* Our Automatic Investment Method (AIM) allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-528-6501.

We do not accept currency, credit card convenience checks, traveler's checks or money orders, and can accept only checks and wires made payable to SAFECO Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares because you will not be able to request a share redemption or exchange over the telephone.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the NYSE is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501
by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your investment.

In addition to Class A, Class B, and Class C shares, each Fund offers Investor Class shares that are sold in a separate prospectus. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a Fund only if it is qualified for sale in the state where you live. When placing a purchase order, you should specify whether the order is for Class A, Class B, or Class C shares, otherwise your money will be automatically invested in Class A shares. If you do not designate the Fund(s) in which you want to invest, your money will be invested in Class A shares of the Money Market Fund. We reserve the right to refuse the purchase of shares.

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, by telephone, or through certain intermediaries. Telephone redemptions may not be available for retirement accounts.

Funds may require all account holder signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $250,000. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone you may not use that service to redeem shares for a period of 30 days unless we have a signed authorization from you to transfer money directly to your bank account. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-528-6501.

Redemption Drafts--Money Market Fund Only

If you are a shareholder in the Money Market Fund, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for retirement accounts.

Drafts may be made payable to anyone and must be:

1) $500 or more; and

2) signed by the authorized account holders.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchanging Shares

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Here are some things you should know about exchanges:

.. exchanges of Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds;

.. there is no sales charge imposed on the exchange of Fund shares of one Class for same Class shares of another Fund, provided ownership of the account does not change;

.. for purposes of computing the CDSC on the sale of shares that were previously exchanged, the length of time of ownership of such shares will be measured from the date of original purchase except for the time period during which a shareholder is invested in Class B shares or Class C shares (as the case may be) of the Money Market Fund;

.. under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell;

.. if immediate payment could adversely affect a Fund, we may need to delay the exchange of shares for up to seven days; and

.. exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request we believe will increase transaction costs, or otherwise adversely affect other shareholders. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

..  investments made using our Automatic Investment Method;

..  for group purchases made by employers on behalf of their employees;

..  nonquarter-end dividends that are reinvested or sent via electronic transfer;

..  annual custodial fees for retirement accounts; and

..  annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.


Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined SAFECO Fund balances for the same shareholder tax identification number exceed $10,000.


We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, call 1-800-528-6501 to request a change of registration form or you may print the form from our Web site at www.safecofunds.com. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents


SAFECO  MUTUAL  FUNDS                                            1-800-528-6501

(e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual
Funds, c/o NFDS, P.O. Box 219241, Kansas City, MO 64121-9241. If you have enrolled in the telephone option service, you may place your request with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

                            SAFECO FAMILY OF FUNDS

  Long-Term Growth                            Class A Class B Class C
  SAFECO Growth Opportunities Fund            SFGAX   SFGBX   SGOCX
  SAFECO Equity Fund                          SAEAX   SAEBX   SAECX
  SAFECO Northwest Fund                       SFNAX   SFNBX   SNWCX
  SAFECO International Stock Fund             SSKAX   SSKBX   SISCX
  SAFECO Balanced Fund                        SABAX   SABBX   SFISX
  SAFECO Small Company Value Fund             SFEAX   SFEBX   N/A
  SAFECO Small Company Growth Fund            SACGX   SFGBX   SFCGX
  SAFECO U.S. Value Fund                      SVAAX   SVABX   N/A
  SAFECO U.S. Growth Fund                     SUGAX   SCBUX   SAUCX

  High Current Income with Long-Term Growth

  SAFECO Dividend Income Fund                 SFOAX   SFOBX   SADCX

  Bond Income

  SAFECO High-Yield Bond Fund                 SAHAX   SAHBX   SYBCX
  SAFECO Intermediate-Term U.S. Treasury Fund SFUAX   SFUBX   N/A
  SAFECO U.S. Government Fund                 SGNMX   SGNBX   N/A
  SAFECO Managed Bond Fund                    SFAMX   SFMBX   N/A

  Tax-Free Bond Income

  SAFECO California Tax-Free Income Fund      SCXAX   SCXBX   N/A
  SAFECO Municipal Bond Fund                  SNBAX   SNBBX   N/A

  Stability of Principal

SAFECO Money Market Fund                      SOAXX   SOBXX   SECXX

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds

   Write to:                 SAFECO Mutual Funds
                             P.O. Box 34890
                             Seattle, WA 98124-1890

   Call:                     1-800-528-6501
                             Deaf and Hard of Hearing
                             TTY/TDD Service: 1-800-438-8718

   Email:                    mfunds@safeco.com


   Or contact the SEC [note: the SEC may charge a fee to copy documents]:

   Write to:                 SEC Public Reference Section
                             Washington, DC 20549-0102

   Email:                    publicinfo@sec.gov


   Visit the SEC Web site:   http://www.sec.gov

                             Registration filings are located
                             on the EDGAR Database

   Visit the SEC:            Public Reference Room
                             450 Fifth Street, N.W.
                             Washington, DC 20549-6009

                             1-202-942-8090 or 1-800-SEC-0330


                             SEC 1940 Act File Number:          811-6167
                                                                811-5574
                                                                811-7300
                                                                811-3347
                                                                811-6667

                                      134

                                          STATEMENT OF ADDITIONAL INFORMATION


SAFECO COMMON STOCK TRUST:                                    SAFECO TAXABLE BOND TRUST:

       SAFECO GROWTH OPPORTUNITIES FUND                            SAFECO HIGH-YIELD BOND FUND
       SAFECO EQUITY FUND                                          SAFECO INTERMEDIATE-TERM U.S.
       SAFECO DIVIDEND INCOME FUND                                 TREASURY FUND
       SAFECO NORTHWEST FUND                                       SAFECO U.S. GOVERNMENT FUND
       SAFECO INTERNATIONAL STOCK FUND
       SAFECO BALANCED FUND                                   SAFECO TAX-EXEMPT BOND TRUST:
       SAFECO SMALL COMPANY VALUE FUND
       SAFECO SMALL COMPANY GROWTH FUND                            SAFECO CALIFORNIA TAX-FREE INCOME FUND
       SAFECO U.S.VALUE FUND                                       SAFECO MUNICIPAL BOND FUND
       SAFECO U.S. GROWTH FUND                                     SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

SAFECO MANAGED BOND TRUST:                                    SAFECO MONEY MARKET TRUST:

       SAFECO MANAGED BOND FUND                                    SAFECO MONEY MARKET FUND
                                                                   SAFECO TAX-FREE MONEY MARKET FUND


This Statement of Additional Information (SAI) is not itself a prospectus. It should be read in conjunction with the Advisor Class A, Class B and Class C
Shares Prospectuses and/or the Investor Class Shares Prospectuses, as appropriate, each dated May 1, 2002 for each Fund listed above (collectively, the "Funds"). To receive a copy of the Funds' Prospectus, write to: SAFECO
Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or call:

      Nationwide                                       Deaf and Hard of Hearing TDD/TTY Service
      Advisor Class A, Class B and Class C Shares:     All Shares:
      800-528-6501                                     1-800-438-8718
      Investor Class Shares:
      1-800-624-5711

The date of the most current Prospectus to which this SAI relates is May 1, 2002. The date of this SAI is may 1, 2002.




TABLE OF CONTENTS

                                                                                                 PAGE
GENERAL INFORMATION .............................................................................3
CHARACTERISTICS OF THE TRUSTS' SHARES............................................................3
OVERVIEW OF INVESTMENT POLICIES..................................................................5
I. Fundamental Investment Policies ..............................................................6
II. Non-Fundamental Investment Policies .........................................................7
ADDITIONAL INVESTMENT INFORMATION ...............................................................12
SPECIAL INVESTMENT RISKS.........................................................................40
         BELOW INVESTMENT GRADE BONDS............................................................40
         FOREIGN SECURITIES......................................................................41
         CURRENCY EXCHANGE RATES.................................................................41
         HEDGING TRANSACTIONS....................................................................42
         GEOGRAPHIC AND ISSUER SIZE LIMITATIONS..................................................42
LENDING OF PORTFOLIO SECURITIES..................................................................48
REDEMPTION IN KIND ..............................................................................48
SALES CHARGE WAIVERS ............................................................................49
CONVERSION OF CLASS B SHARES.....................................................................50
INFORMATION ON CALCULATION OF NET ASSET
        VALUE PER SHARE .........................................................................50
PERFORMANCE INFORMATION .........................................................................52
INFORMATION ON DIVIDENDS FOR THE
        MONEY MARKET FUNDS.......................................................................65
MANAGEMENT OF THE FUNDS..........................................................................66
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF
        CERTAIN FUNDS ...........................................................................72
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................76
BROKERAGE PRACTICES..............................................................................95
TAX INFORMATION..................................................................................96
RETIREMENT PLANS.................................................................................103
FINANCIAL STATEMENTS.............................................................................104
DESCRIPTION OF RATINGS...........................................................................104


GENERAL INFORMATION


Each of the SAFECO Common Stock Trust (the "Common Stock Trust"), the SAFECO Managed Bond Trust (the "Managed Bond Trust"), the SAFECO Taxable Bond Trust (the "Taxable Bond Trust"), the SAFECO Tax-Exempt Bond Trust (the "Tax-Exempt Bond Trust"), and the SAFECO Money Market Trust (the "Money Market Trust") was established as a Delaware business trust under a Declaration of Trust dated May 13, 1993. All are registered as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act").

The Common Stock Trust offers its shares through ten diversified series funds: the SAFECO Growth Opportunities Fund ("Growth Opportunities Fund"), formerly known as the SAFECO Growth Fund, SAFECO Equity Fund ("Equity Fund"), SAFECO Dividend Income Fund ("Dividend Income Fund"), formerly known as the SAFECO Income Fund, SAFECO Northwest Fund ("Northwest Fund"), SAFECO International Stock Fund ("International Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO Small Company Value Fund ("Small Company Value Fund"), formerly known as the SAFECO Small Company Stock Fund, SAFECO Small Company Growth Fund ("Small Company Growth Fund"), SAFECO U.S. Value Fund ("U.S. Value Fund"), and the SAFECO U.S. Growth Fund ("U.S. Growth Fund").

The Managed Bond Trust offers its shares through a single diversified series fund: the SAFECO Managed Bond Fund ("Managed Bond Fund").

The Taxable Bond Trust offers its shares through three diversified series funds: the SAFECO High-Yield Bond Fund ("High-Yield Fund"), the SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate-Term U.S. Treasury Fund"), and the SAFECO U.S. Government Fund ("U.S. Government Fund"), formerly the GNMA Fund.

The Tax-Exempt Bond Trust offers its shares through three diversified series funds: the SAFECO California Tax-Free Income Fund ("California Tax-Free Income Fund"), SAFECO Municipal Bond Fund ("Municipal Bond Fund"), and the SAFECO Intermediate-Term Municipal Bond Fund ("Intermediate-Term Municipal Bond Fund") (collectively, the "Tax-Exempt Bond Funds").

The Money Market Trust offers its shares through two diversified series funds: the SAFECO Money Market Fund ("Money Market Fund"), and the SAFECO Tax-Free Money Market Fund ("Tax-Free Money Market Fund") (collectively, the "Money Market Funds").

CHARACTERISTICS OF THE TRUSTS' SHARES

Two of the Funds offer only Investor Class shares, formerly called "No-Load" Class shares. They are the Intermediate-Term Municipal Bond Fund and the Tax-Free Money Market Fund. All of the other Funds offer multiple classes of shares. In general, Investor Class shares are not subject to any front-end or contingent deferred sales charges or Rule 12b-1 fees. Advisor Class A shares are sold subject to a front-end charge and pay a Rule 12b-1 fee. Class B shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the shares are sold within six years of their purchase and pay a higher Rule 12b-1 fee than Advisor Class A shares. Class B shares held for six years automatically convert to Advisor Class A shares. Class C shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge if the shares are sold within 12 months after their purchase, and pay a higher Rule 12b-1 fee than Advisor Class A shares. Unlike Class B shares, Class C shares will not convert to any other share class.

Restrictions on Retaining or Disposing of Shares
There are no restrictions on the right of shareholders to retain or dispose of the Trusts' shares, except in the event that a Trust or any of its Funds is terminated in the future as a result of merger, reorganization or liquidation and distribution of assets.

Shareholder Obligations and Liabilities
Under Delaware law, the shareholders of the Trusts will not be personally liable for the obligations of a Trust or any Fund of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument for each Trust requires that every written obligation of the Trust or a Fund of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Fund of the Trust and generally provides for indemnification out of the Trust's or the Fund's property of any shareholder nevertheless held personally liable for the Trust's or a Fund's obligations, respectively.

Dividend Rights
Shareholders of a Fund are entitled to receive any dividends or other distributions declared for that Fund. With respect to distributions, no shares have priority or preference over any other shares of the same Fund. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund according to the number of shares of such Fund held by shareholders on the record date.

Voting Rights
Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument of any of the Trusts that would affect the voting rights of shareholders, (ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below a majority, to make a material change to a Trust's investment advisory agreement, and to change any fundamental policy of a Trust. On any matter submitted to a vote of shareholders, all shares of the Funds of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Fund except for matters concerning only a Fund. Similarly, all shares of the Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Class except for matters concerning only a Class. The holders of each share of a Fund of a Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Fund of any of the Trusts may not bear the same economic relationship to the Trust as shares of another Fund of the same Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

Liquidation Rights
In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund of the applicable Trust.

Preemptive Rights
Shareholders have no preemptive rights.

Conversion Rights
Shareholders have no conversion rights.

Redemption Provisions
The provisions for redemption by shareholders are set forth in the current prospectuses relating to the applicable Fund and share class and elsewhere in this SAI.

Sinking Fund Provisions
The Trusts have no sinking fund provisions.

Calls or Assessments
The shares are fully paid and non-assessable.


OVERVIEW OF INVESTMENT POLICIES

The investment policies of the Funds are described in the Prospectuses and this SAI. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. government securities or bonds) the Funds may purchase are disclosed in the Prospectuses and this SAI. The Funds currently have no intention to purchase securities in material amounts that the following policies permit, but which are not currently described in the Funds' Prospectus or this SAI. When satisfying investment policy percentage requirements, a Fund's "assets" or "net assets" means net assets plus any borrowings for investment purposes. If an investment policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit.)

With respect to the investment restrictions of the Tax-Exempt Bond Funds and the Tax-Free Money Market Fund, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security generally is deemed to be its issuer for purposes of such Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification.

Each Fund's fundamental investment policies can be changed only with the approval of a "majority of its outstanding voting securities," as defined by the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. The Boards of Trustees may change non-fundamental policies without shareholder approval, however, Funds bearing names that reflect an emphasis in specific types of investments will provide 60 days notice to shareholders before changing the Fund's investment emphasis.



I.       FUNDAMENTAL INVESTMENT POLICIES

The six fundamental investment policies listed below apply to all of the Funds:

1. The Funds may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

2. The Funds may not underwrite the securities of other issuers except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

3. The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4. The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.

5. The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

6. The Funds will not purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Funds would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.

The fundamental policy below applies to all Funds except the Money Market Funds:

         The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The fundamental policy below applies only to the Money Market Fund:

         The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or certain bank instruments issued by domestic banks.

The fundamental policy below applies only to the Tax-Free Money Market Fund:

         The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or governmental issuers of special or general tax-exempt securities, or certain bank instruments issued by domestic banks.

The fundamental policy below applies only to the Intermediate-Term Municipal Bond Fund, Municipal Bond Fund, California Tax-Free Income Fund and Tax-Free Money Market Fund:

         During normal market conditions, the Funds will not invest less than 80% of its net assets in obligations the interest on which is exempt from federal income tax and, in the case of the California Tax-Free Income Fund, also from California state personal income tax.


II.      NON-FUNDAMENTAL INVESTMENT POLICIES


In addition to the policies described in the Funds' Prospectuses, the following six non-fundamental policies have been adopted by all Funds covered by this SAI except as noted:

1. Foreign Currency Exchange: [All Funds except International Fund] The Funds will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2. Foreign Securities: [All Funds except International Fund] The Funds may invest up to 20% of its assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.

3. Temporary Investments: The Funds may purchase as temporary investments for its cash: commercial paper; certificates of deposit; shares of no-load, open-end money market funds; repurchase agreements (subject to restrictions on the Fund's investment in illiquid securities), and other short-term investments.

4. Illiquid Securities: If immediately after and as a result of such action the value of the following securities, in the aggregate, would exceed 15% of the Fund's net assets [10% in the case of the Money Market Funds], the Fund will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter (OTC) options or hold assets set aside to cover OTC options written by the Funds, (iv) enter into repurchase agreements maturing in more than seven days, or (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the Nasdaq Stock Market.

5. Purchasing Securities on Margin: The Funds will not purchase securities on margin. However, the Funds may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

6. Leverage: The Funds may borrow money (i) from banks, (ii) from SAFECO Corporation or its affiliated companies, or (iii) by engaging in reverse repurchase agreements. The Funds will not purchase securities while borrowings equal to 5% or more of its total assets are outstanding, although the Funds may complete purchase transactions to which it committed prior to reaching the 5% threshold.

In addition to the common non-fundamental policies described above, the following non-fundamental policies, under normal circumstances, apply to each of the Funds of the named Trust as noted:

SAFECO Common Stock Trust

Convertible Securities: [Growth Opportunities Fund, Equity Fund, Small Company Value Fund, Small Company Growth Fund, and U.S. Growth Fund only] The Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

Equity and Equity-Related Securities: Effective July 31, 2002, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities; the Dividend Income Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities having a history of dividend payments; the Northwest Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia; the International Fund will invest at least 80% of its net assets in stock and at least 65% of its total assets in securities issued by companies domiciled in countries other than the United States; the Small Company Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion; the Small Company Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies whose market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 2000 Growth Index; the U.S. Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks issued by U.S. companies; and the U.S. Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies domiciled in the United States.

Forward Contracts, Options, Futures Contracts and Options on futures: [All Funds except Growth Opportunities Fund, Equity Fund, Balanced Fund, Small Company Value Fund, Small Company Growth Fund, and U.S. Growth Fund]: The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 20% of the Fund's net assets.

[Growth Opportunities Fund, Equity Fund, Balanced Fund, Small Company Value Fund, Small Company Growth Fund, and U.S. Growth Fund only]: The Fund will not write a put or call option if, as a result there of, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

[All Funds]: The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

[All Funds]: The Fund will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


SAFECO Managed Bond Trust

Temporary Defensive Measures: The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued    Securities:    The   Fund   may   purchase    "when-issued"    or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Bonds: Effective July 31, 2002, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.

SAFECO Taxable Bond Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

High-Yield, Debt Securities: Effective July 31, 2002, the High-Yield Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, debt securities.

U.S. Treasury Securities: Effective July 31, 2002, the Intermediate-Term U.S. Treasury Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, and will maintain an average dollar-weighted maturity of between three and ten years.

U.S. Government Securities: Effective July 31, 2002, the U.S. Government Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities.

SAFECO Tax-Exempt Bond Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Funds's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Short-Term Tax-Exempt Obligations: The Funds may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization (NRSRO); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

U.S.  Government  Obligations:  The Funds may invest in  obligations of the U.S.
government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable for federal income tax purposes.

Municipal Notes: The Funds may invest in municipal notes, including tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

Single State Concentration: [All Tax-Exempt Bond Funds except the California Tax-Free Income Fund] The Funds will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

Municipal Bonds: Effective July 31, 2002, the Municipal Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and the Intermediate-Term Municipal Bond Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds, and will maintain an average dollar-weighted maturity of between three and ten years.

SAFECO Money Market Trust

Temporary Defensive Measures: The Funds may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: The Funds may purchase "when-issued" or
"delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Municipal Project Concentration: The Funds will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Fund's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Single State Concentration: The Funds will limit its investment in securities whose issuers are located in the same state to less than 25% of the Fund's total assets.

Short-Term Tax-Exempt Obligations: [Tax-Free Money Market Fund ONLY] The Fund may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by a nationally recognized statistical rating organization (NRSRO); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by an NRSRO; notes issued by or on behalf of municipal issuers that are guaranteed by the U.S. government; tax-exempt commercial paper assigned one of the two highest grades by an NRSRO; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations that have a maturity of one year or less from the date of purchase.

Single Issuer Concentration: The Fund may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by SAFECO Asset Management Company (SAM), to be of comparable quality.

ADDITIONAL INVESTMENT INFORMATION

STOCK FUNDS

The Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Fund, Balanced Fund, Small Company Value Fund, Small Company Growth Fund, U.S. Value Fund, and U.S. Growth Fund, (the "Stock Funds") may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Common Stocks and Preferred Stocks. Common stocks represent equity interest in a corporation. Although common stocks in general have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

2. Bonds and Other Debt Securities. The Funds may invest in bonds and other debt securities that are rated investment grade, or unrated bonds determined by SAFECO Asset Management Company (SAM) to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P and Fitch) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     Bonds and debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

3. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually  greater  than  the  price  of the  common  stock  at the  time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

4. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges. Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

     A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM or the sub-advisor determine that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. Investing in restricted securities may increase the Fund's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Fund may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Funds likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

6. Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized and the Fund will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Fund if the other party to a repurchase agreement defaults or becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

7. American Depositary Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are equity-related securities that evidence ownership of shares of a foreign issuer. These receipts are issued by depository banks or trust companies and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the depository bank or trust company, or that such information in the market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the depository bank or trust company issuer. See "SPECIAL INVESTMENT RISKS--Foreign Securities" for additional information.

8. Foreign Securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. (SEE "SPECIAL INVESTMENT RISKS - Foreign Securities" for additional information.) Each of the Funds other than the International Fund may invest up to 20% of its net assets in foreign securities. The International Fund may invest 100% of its assets in foreign securities.

9. Indexed Securities. The Funds may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indexes to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

10. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. The Funds may purchase these short-term securities as a cash management technique under those circumstances where they have cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

(a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

(b) Certificates of deposit (CDs) must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. A Fund's investments in CDs issued by FDIC-insured banks or savings and loan associations having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

11. Real Estate Investment Trusts (REITs). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

12. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

13. When-Issued or Delayed-Delivery Securities. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging. A Fund may dispose of its interest in those securities before delivery.

14. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors. The International Fund may invest in debt securities issued by foreign companies and governments. The Fund will make such investments primarily for defensive purposes, but may do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a debt security are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund.

15. Eurodollar Bonds. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

16. Passive Foreign Investment Companies (PFICs). PFICs are foreign corporations (and entities classified as such for federal income tax purposes) organized as vehicles to invest in companies of certain foreign countries. Investors in a PFIC indirectly bear their proportionate share of the PFIC's management fees and other expenses. See "Tax Information" for more information.

17. Options on Securities and Security Indexes. The Funds may purchase put and call options and may write (sell) covered call options on securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges. The Funds may write covered call options and purchase put and call options for any non-speculative purpose, including as a substitute for the purchase or sale of securities, to protect against declines in the value of portfolio securities, or to protect against increases in the cost of securities to be acquired. The Funds' use of options involves certain special risks, in addition to the risk that the market will move adversely to the Fund's option position. See "Risks Associated with Equity Options Transactions" below and "Hedging Transactions" in the section entitled SPECIAL INVESTMENT RISKS, for discussions of these risks or for additional restrictions on Fund investment in options. The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of put and call options on securities and security indexes.

18. Writing Covered Call Options. A call option on a security obligates a Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A call option on a securities index written by a Fund obligates the Fund to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. Call options on securities indexes do not involve the actual sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. The Funds will write call options only if they are covered, and such options must remain covered so long as a Fund is obligated as a writer.

     For purposes of writing covered call options on securities, the Funds define "covered" differently. With respect to the International Fund, a call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian. With respect to the other Funds, a call option on a security is "covered" only if at the time the Fund writes the call, the Fund holds in its portfolio on a share-for-share basis the same security as the call written. A Fund must maintain such security in its portfolio from the time the Fund writes the call option until the option is exercised, terminated or expires.

     When a Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

19. Purchasing Equity Options. The Funds would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The purchase of a call option on securities would entitle the Fund, in return for the premium paid, to receive specified securities at a specified price during the option period. The purchase of an index call option would entitle the Fund, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if the market value of the security or the amount of a cash payment exceeded the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option on a security would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of an index put option would entitle the Fund, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the market level of the security or the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

20. Closing Transactions on Equity Options. The Funds may exercise an option it holds or make an offsetting sale or purchase of an identical option to close out its previous position as the holder or writer of that option.

21. Risks Associated with Equity Options Transactions. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to dispose of assets until the options expire or are exercised. Similarly, if the International Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     The distinctive characteristics of options on securities indexes create certain risks that are not present with options on securities. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Funds would not be able to close out options that they had purchased or, in the case of the International Fund, written and, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds generally will select stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Price movements in the Funds' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Funds' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indexes. If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

22. Options on Debt Securities. (International Fund Only) The Fund may purchase and write (i.e., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

     The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Fund's Sub-Advisor, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

     The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price and expiration date where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

     The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Purchasing Equity Options."

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

     If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with counterparties who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Risks Associated with Equity Options Transactions."

23. Options on Foreign Currencies. (International Fund Only) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

     The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

     If, on the other hand, the Fund's Sub-Advisor anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

     The Fund's successful use of options on foreign currencies depends upon the Sub-Advisor's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

     The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

24. Stock Index Futures Contracts. The Funds may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Funds may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds' equity securities.

     A Fund's successful use of stock index futures contracts depends upon the Advisor or Sub-Advisor's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission (CFTC), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

25. Interest Rate Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

     The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

     The Fund's successful use of interest rate futures contracts depends upon the Sub-Advisor's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

26. Foreign Currency Futures Contracts. (International Fund Only) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

     The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Advisor's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

27. Options on Futures Contracts. The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

     The Funds will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

28. Forward Foreign Currency Exchange Contracts. (International Fund Only) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

     By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the International Fund's Sub-Advisor believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in the Special Investment Risks section for "Foreign Securities", "Currency Exchange Rates", and "Hedging Transactions".

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

29. Unseasoned Issuers. The Funds may invest in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

INTERMEDIATE-TERM U.S. TREASURY FUND, U.S. GOVERNMENT FUND,
HIGH-YIELD FUND AND MANAGED BOND FUND

The Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund and Managed Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Direct Obligations of the U.S. Treasury such as U.S. Treasury Bills, Notes, Bonds, and STRIPS (Separate Trading of Registered Interest and Principal of Securities). The Funds invest in securities that are direct obligations of the U.S. Treasury and supported by the full faith and credit of the U.S. government.

2. U.S. Treasury Inflation-Protected Securities (TIPS). The Funds may invest in U.S. Treasury securities that pay a fixed amount of interest on an inflation (as measured by the CPI-U) adjusted principal. At maturity the securities are redeemed at the greater of par on the original issue or the inflation adjusted principal.

3. Other U.S. Government Securities, including (a) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA); (b) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank (FFCB), the Federal Agricultural Mortgage Corp. (FAMC), or the Student Loan Marketing Association (Sallie
     Mae), and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA). While U.S. government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. Agency Subordinated Debt. The Funds may invest in subordinated debt instruments issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and by federally related institutions. These securities are not backed by the full faith and credit of the U.S. government. Subordinated agency debt is unsecured, subordinated obligations of the agency, ranking junior in right of payment to certain other existing and future obligations of the agency. Subordinated debt is among the first after equity to lose value in the event of financial failure. Investors are exposed to loss and do not benefit, as equity shareholders might, from excessive risk taking.

5. Corporate Debt Securities (Intermediate-Term U.S. Treasury Fund, U.S. Government Fund and Managed Bond Fund Only). The Funds may invest in corporate debt securities which at the time of purchase are rated in the top four grades (Baa or BBB or higher) respectively by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management.

6. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds".

7. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds".

8. Yankee Debt Securities and Eurodollar Bonds. The High-Yield Fund and the Managed Bond Fund may invest in Yankee sector debt securities. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.

9. Short-Term Investing. The Funds may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. No Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its securities whenever SAM deems advisable, without regard to the length of time the securities have been held. See the description of such securities under "Additional Investment Information--Stock Funds."

10. Restricted Securities and Rule 144A Securities (Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund and Managed Bond Fund
     Only). See the description of such securities under "Additional Investment Information--Stock Funds."

11. Mortgage-Backed Securities. The mortgage-backed securities in which the Fund may invest represent participation interests in pools of mortgage loans or securities collateralized by pools of mortgage loans. Ginnie Maes (Government National Mortgage Association (GNMA)) are comprised of Federal Housing Administration (FHA) insured mortgages and Veterans Administration
     (VA) guaranteed loans and are backed by the full faith and credit of the U.S. government. Freddie Macs (Federal Home Loan Mortgage Corporation (FHLMC)) are participation certificates backed by both FHA and VA mortgages and privately insured conventional mortgages plus the general guarantee of FHLMC, a privately managed public institution owned by the Federal Home Loan Bank Board System members. Fannie Maes (Federal National Mortgage Association (FNMA)) are mortgage-backed securities issued and guaranteed by FNMA, a government-sponsored, publicly held company, and backed by both conventional and FHA and VA mortgages. Freddie Macs and Fannie Maes are not guaranteed by the full faith and credit of the U.S. government.

     Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

12. Collateralized Mortgage Obligations (CMOs). Mortgage-backed securities in which the Fund may invest include "modified pass-through" securities or CMOs issued by Ginnie Mae, Freddie Mac, and Fannie Mae or by private issuers which are collateralized by securities issued by the U.S. government or one of its agencies or instrumentalities. Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. The Fund may purchase CMOs that are interests in real estate mortgage investment conduits (REMICs) sponsored by GNMA.

     The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

13. Asset-Backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment. Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

14. Zero Coupon Bonds. Zero coupon bonds are purchased at a discount without scheduled interest payments. Because zero coupon bonds do not pay current interest, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund accrues as income a portion of the difference between the purchase price and the face value of each zero coupon bond it holds.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

15. Cash or High-Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Funds or Repurchase Agreements. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

16. High-Yield, Debt Securities (High-Yield Fund and Managed Bond Fund Only). The Funds may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P, Moody's or Fitch, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 20% of the High-Yield Fund's net assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the High-Yield Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.

     While debt securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities.

     Yields on high-yield, debt securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value per share of the High-Yield Fund to be volatile. Lower-quality, debt securities tend to reflect short-term economic and corporate developments to a grater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, debt securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

17.  Debt Securities with Equity Features (High-Yield Fund and Managed Bond Fund
     Only). The Fund may acquire these securities when comparable in yield and risk to debt securities without equity features, but only when acquired as a result of unit offerings which carry an equity element such as common stock, rights or other equity securities. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

18. Payment-in-Kind (High-Yield Fund and Managed Bond Fund Only). The High-Yield Fund and Managed Bond Fund may hold "payment-in-kind" fixed-income securities. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

19. Municipal Securities (High-Yield and Managed Bond Funds Only). The Fund may invest in obligations of, or guaranteed by, the U.S government, its agencies or instrumentalities, or in debt securities which are rated in the four highest grades assigned by Moody's, S&P or Fitch during market conditions which, in the opinion of SAM, are unfavorable for satisfactory market performance by lower-rated or unrated debt securities. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss of principal may be substantially reduced with a small reduction in yield.

20. Credit Ratings. Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P, Moody's and Fitch ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher-quality debt securities. This is particularly true for the High-Yield Fund.

INTERMEDIATE-TERM MUNICIPAL BOND FUND, MUNICIPAL BOND FUND AND CALIFORNIA TAX-FREE INCOME FUND

Each Tax-Exempt Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Municipal Bonds. Each Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. Each Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade (or in comparable unrated bonds subject to the 20% limit). Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment-grade security (such below investment-grade securities are commonly referred to as "high yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. Each Fund will not hold more than 5% of its net assets in such below investment-grade securities.

     The term "municipal bonds" as used in this Statement of Additional Information means those obligations issued by or on behalf of states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities, or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax, and in the case of the California Tax-Free Income Fund, exempt from California personal income tax.

     Revenue Bonds, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is subject to the alternative minimum tax.

     General Obligation Bonds, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

     Variable and Floating Rate Obligations, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. A Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments. For purposes of calculating average dollar-weighted maturity, the Intermediate-Term Municipal Bond Fund will treat variable and floating rate obligations as having a maturity equal to the period remaining until the date the Fund can next exercise the demand feature by selling the security back to the issuer.

     Put Bonds, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and put bonds with demand features. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

     Municipal Lease Obligations, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. A Fund will invest in only those municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Certificates of Participation (COP) in municipal lease obligations, which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. A Fund will only invest in those COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

     Participation Interests, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

     Municipal Notes, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. A Fund may purchase municipal notes as a medium for its short-term investments, the interest on which will not be subject to federal income tax when distributed to the Fund's shareholders. Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. A Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

2. Shares of No-Load, Open-End Investment Companies that Invest in Tax-Exempt Securities With Remaining Maturities of One Year or Less. Such shares will be purchased only as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.

3. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Funds."

4. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

5.   Illiquid   Securities.   See  the  description  of  such  securities  under
     "Additional Investment Information -- Stock Funds."

6. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit and Shares of No-Load, Open-End Money Market Funds. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

7. Short-Term Investments. Each Fund may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable without regard to the length of time the securities have been held. The portfolio turnover rate is not expected to exceed 70%.

MONEY MARKET FUNDS

Quality and Maturity. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Money Market Fund and the Tax-Free Money Market Fund may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).
The Money Market Funds may not invest more than 5% of their total assets in second tier securities. In addition, the Money Market Funds may not invest more than 1% of their total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Funds limit their investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Money Market Funds may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

Except as noted, each Money Market Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

1. Repurchase Agreements. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent.

2. Variable and Floating Rate Instruments. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Fund would be required to act to keep the instrument.

3. Other Floating and Variable Rate Securities. Securities collateralized by a portfolio of municipal bonds which are divided into classes. The Fund will purchase only classes of such securities which provide for floating rates and which can be put back to a liquidity provider (generally at par) on a fixed date.

4. Restricted Securities and Rule 144A Securities. The Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act and commercial paper sold pursuant to Section 4(2) of the 1933 Act, provided that SAM had determined that such securities are liquid under guidelines adopted by the Board of Trustees. See the description of Rule 144A Securities under "Additional Investment Information -- Stock Funds."
     Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because
     Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that buyers, for a time, become unwilling to purchase the securities.

5. Commercial Paper Obligations. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements, and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities.

     While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. A Fund will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Fund.

6. Tax-Exempt Commercial Paper (Tax-Free Money Market Fund Only). These are short-term securities issued by states, municipalities and their agencies. Tax-exempt commercial paper may be structured similarly to put bonds with credit enhancements, long nominal maturities, and mandatory put dates, which are agreed upon by the buyer and the seller at the time of purchase. The put date acts as a maturity date for the security, and generally will be shorter than the maturities of Project Notes (PNs), BANs, RANs or TANs. There is a limited secondary market for issues of tax-exempt commercial paper.

7.   Illiquid   Securities.   See  the  description  of  such  securities  under
     "Additional Investment Information -- Stock Funds.

8. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

9. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Funds."

10. Mortgage-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund and Managed Bond Fund." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Money Market Fund may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Fund.

11. Asset-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund and Managed Bond Fund."

12. U.S. Government Securities. U.S. government securities include (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank
     (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

13. Corporate Obligations such as Publicly Traded Bonds, Debentures and Notes (Money Market Fund Only). The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

14. Municipal Bonds (Tax-Free Money Market Fund Only). Municipal bonds are issued to raise longer-term capital but, when purchased by the Tax-Free Money Market Fund, will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds, and may include the following:

     Bond Anticipation Notes (BANs). These notes are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet the obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes (TANs). These notes are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Revenue Anticipation Notes (RANs). These notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of project revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Variable and Floating Rate Instruments. Certain municipal obligations may carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

15. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

16. Yankee Debt Securities and Eurodollar Bonds (Money Market Fund Only). See the description of such securities under "Additional Investment Information
     - Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund and Managed Bond Fund."

17. Shares of No-Load, Open-End Investment Companies That Invest in Tax-Exempt Securities With Remaining Maturities of Thirteen Months or Less (Tax-Free Money Market Fund Only). Such shares will be purchased only if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities.

SPECIAL INVESTMENT RISKS


BELOW INVESTMENT-GRADE BONDS:

The High-Yield Fund invests at least 80% of its net assets in below investment-grade bonds. The Managed Bond Fund may invest up to 10% of its net assets in below investment-grade bonds. Up to 10% of the net assets the Balanced Fund invests in debt securities may be invested in below investment-grade bonds. The Dividend Income, Small Company Value, Small Company Growth, and U.S. Growth Funds may invest in below investment-grade bonds, but do not currently anticipate doing so as a principal investment strategy. The other Funds as a result of downgrades may own, below investment-grade bonds*. Below investment-grade bonds are speculative and involve greater investment risks than investment-grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment-grade bonds may experience increased volatility.

Below investment-grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment-grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment-grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment-grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult.

Because there tend to be fewer investors in below investment-grade bonds, it may be difficult for a Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

FOREIGN SECURITIES:

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There may be less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

CURRENCY EXCHANGE RATES (International Fund):

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund invests result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain realized foreign currency losses exceed other investment company taxable income (as described below under "Tax Information") during a taxable year, the International Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized for federal income tax purposes as a return of capital to shareholders, rather than as ordinary dividends.

HEDGING TRANSACTIONS:

Hedging transactions cannot eliminate all risks of loss to the Funds and may prevent a Fund from realizing some potential gains. The projection of short-term foreign currency (International Fund) and foreign market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See the Special Investment Risks section for "Foreign Securities" and for "Currency Exchange Rates".

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

Forward contracts, options, futures contracts and options on futures contracts may be used on behalf of the Funds to hedge investment risk and not for speculation.

GEOGRAPHICAL AND ISSUER SIZE LIMITATIONS:

Northwest Fund. Due to its geographic concentration requirement, the number of issuers whose securities are eligible for purchase by the Fund is significantly less than the number available for many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region, but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time. The Fund will not sell a stock in a company that satisfied the Fund's definition of a "Northwest" company at the time of purchase solely because the company no longer meets that definition.

International Fund. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investment. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests.

Small Company Value Fund and Small Company Growth Fund. The Small Company Value and Small Company Growth Funds invest in small-sized companies which involves greater risks than investment in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative. Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and involve greater risk than do investments in companies with established operating records.

California Tax-Free Income Fund. The following is a condensed and general description of conditions affecting the taxing ability and fiscal condition of the State of California and its various political subdivisions and their ability to meet their debt service obligations. Since during normal market conditions the California Tax-Free Income Fund ("California Fund") plans to invest at least 80% of its net assets in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by the State of California and its political subdivisions. A more detailed description can be found in such official statements. The California Fund has not independently verified any of the information presented in this section.

The State of California. California's economy and the State's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the previous four recession years was finally eliminated. Moody's Investors Service, Standard & Poor's and Fitch, Inc. currently rate the State's general obligation bonds Aa3, AA-minus and AA-minus, respectively. Such ratings may be in jeopardy, however, as a result of the state's current energy crisis. See "California Energy Crisis" below.

The 2000 Budget Act, signed by the Governor of California on June 20, 2000, projected General Fund revenues and transfers of $73.9 billion, an increase of
3.8 percent above the estimates for 1999-2000, and appropriated $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000. This reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties.

California generates about 70 percent of its revenues from a state personal income tax and a sales tax, and spends more than half of all revenues on education.

California Energy Crisis. Because of capacity constraints in electric generation and transmission, California's electric utilities have been forced since the Summer of 2000 to purchase wholesale power at high prices. Under the deregulation rules for the electric industry that have been in place since 1996 (See "Electric Utility Restructuring," below), two of the State's large investor-owned utility (IOU) companies were not allowed to charge customers the full cost of electricity, while rates in a third IOU's service area were cut back after rising sharply to cover wholesale costs. This situation created a financial strain on the IOU's and caused certain of them to default on their debt obligations. As a result, the major credit rating agencies have reduced the ratings on corporate debt issued by the IOU's to below investment grade, thus further hampering the ability of the IOU's to finance the purchase of wholesale electricity.

At the time the Prospectus was prepared, there was a possibility that one or more of the IOU's might be compelled to declare bankruptcy or significantly reduce operations. Many political subdivisions in California have invested public funds in debt issued by the IOU's and/or receive taxes, fees, or other revenues from the IOU's. Therefore if an IOU were to default on its debt obligations, declare bankruptcy or significantly reduce operations, such action could have a negative impact on the financial capabilities of these political subdivisions.

Additionally, as a result of the capacity shortfall in electric generation and transmission, the California Independent System Operator has ordered, and will likely continue to order, rolling power outages for consumers in various parts of the State. Such interruptions in electrical service may have a negative impact upon the economy of California. Though legislation was enacted to streamline the process for siting new power plants, it will be several years until a significant number of new suppliers will enter the California market.

At least one of the IOU's also serves as the natural gas utility for a large portion of the State. Although the retail rates for natural gas are not capped in the same manner as the retail rates for electricity, that IOU is experiencing difficulty obtaining natural gas on the wholesale market on a credit basis. Consequently, that IOU has indicated that it may suspend natural gas service indefinitely to customers in several major metropolitan areas. An extended interruption in natural gas service could have a negative impact upon the economy of California.

On March 27, 2001, the California Public Utilities Commission approved a 46% rate increase. While the California Legislature, the California Public Utilities Commission, and the Federal Energy Commission are all considering further actions to deal with shortcomings in California's deregulated energy market, it is not possible to predict at this time what the long-term impact of these developments will be. However, some of the actions that have been taken or proposed would involve the expenditure of surplus funds or the issuance of debt by the State in order to purchase energy on the wholesale market, support the IOU's and/or bring electrical infrastructure under public ownership. Such expenditures or debt issuance could have a negative impact on the credit rating of the State or the ability of the State to meet its debt obligations. As a result, Standard & Poor's recently placed the State on Credit Watch with negative implications.

Tax and Spending Limitations. The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as Proposition 13.

Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value" which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.

The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.

Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales of real property.

Legislation adopted in 1979 exempts business inventories from taxation. However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living. Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.

Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.

State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such proceeds exceed "the cost reasonably borne by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes," on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees which don't exceed the cost of the service provided, nor on certain other non-tax funds.

By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.

The imposition of taxes by local agencies other than charter cities is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. The statute (i) requires that any tax for general governmental purposes imposed by these local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by any of these local governmental entities be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by these local governmental entities except as permitted by Article XIII A, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governmental entities and (vi) requires that any tax imposed by a local governmental entity between May 1, 1985 and November 4, 1986 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988.

Subsequent decisions of California Courts of Appeal held that all or portions of the provisions of Proposition 62, including those requiring the submission of general fund tax measures to the electorate, are unconstitutional. However, on December 14, 1995, in the case of Santa Clara County Local Transportation Authority v. Guardino, the California Supreme Court upheld the constitutionality of Proposition 62. As a result, the annual revenues of any local government or district as shown in the general fund budget may have to be reduced in any year to the extent that they rely on the proceeds of any general tax adopted after May 1, 1985 which has not been approved by majority vote of the electorate. The Guardino decision left unresolved (1) whether its conclusions apply retroactively to taxes adopted without the necessary voter approval during the period between the 1986 passage of Proposition 62 and the 1995 Guardino decision and (2) what statute of limitations applies to a taxpayer challenge. These questions are expected to be resolved in a case now pending before the California Supreme Court entitled Howard Jarvis Taxpayers Association v. City of La Habra.

An initiative constitutional amendment known as Proposition 218 and also called the "Right to Vote on Taxes Act" was approved by the voters on November 5, 1996. This measure added Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to assessments on real property and requires that such assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the electorate.

Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future which would affect the ability of California and its political subdivisions to service their outstanding indebtedness.

Lease Financing. Lease-based financing, typically marketed in the form of certificates of participation or lease revenue bonds, has been extremely popular in California, since the courts have long held that properly structured long-term leases do not create "indebtedness" for purposes of constitutional and statutory debt limitations. The obligation to pay rent thereunder is nevertheless enforceable, on an annual basis, so long as the leased property is available for use and occupancy by the government lessee. The risk of rent abatement (because of construction delays, damage to structures and the like) is usually mitigated by funded reserves, casualty (including earthquake) insurance and rental interruption insurance.

In the 1998 decision in Rider v. City of San Diego, the California Supreme Court upheld the validity of traditional financing structures involving joint powers agencies and reaffirmed the long-established lease exception to the constitutional debt limit.

Land-Secured Financing. Local government limited obligations payable from special taxes or assessments on real property have come to be known as "dirt bonds". Typically unrated and ultimately secured by a lien on benefitted property, these obligations are inherently vulnerable to fluctuations in land values and development risks arising from a number of factors, including increased governmental and environmental regulations and general economic conditions.

Electric Utility Restructuring. In 1996 California enacted legislation relating to the restructuring of the electric utility industry. The legislation generally provided for increased competition in the supply of electric power and allows retail customers "direct access" in choosing their supplier. In addition, the legislation provided for an immediate rate reduction for small users; created an independent power exchange to administer a wholesale power pool; created an independent system operator for the transmission grid; provides customers and suppliers with nondiscriminating and comparable access to transmission and distribution services; and allows utilities to recover uneconomic generation-related costs through a transition charge or severance fee.

Many political subdivisions within California operate municipally-owned electric utilities. Such utilities are not subject to the jurisdiction of the California Public Utilities Commission and were not subject to many of the requirements of the 1996 electric industry restructuring. However, to the extent such utilities must purchase power on the wholesale market to supplement the power that they generate using their own facilities, these utilities may face additional costs associated with the increased cost of power on the wholesale market. Such utilities may also face additional costs associated with fluctuations in the natural gas market.

LENDING OF PORTFOLIO SECURITIES

The Funds may lend securities to qualified institutional investors, typically broker-dealers, banks or other financial institutions, who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Certain Funds have entered into an agreement with State Street Bank ("Lending Agent") to provide securities lending services. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. Any gain or loss in the market price of the loaned securities that might occur during the term of the loan will be for the account of the Fund. Securities will be loaned only to parties that the Lending Agent and SAM deem creditworthy and in good standing, and the terms and the structure of such loans will be consistent with the 1940 Act and the rules and regulations or interpretations of the SEC thereunder. Among other things, these provisions limit the amount of securities a Fund may lend up to 33% of the Fund's total assets, and require (i) that the borrower provide the Fund with collateral in the form of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at least equal to the value of the securities loaned, (ii) that the borrower add to such collateral whenever the price of the loaned securities rises, (iii) that the loan must be subject to termination by the Fund at any time, and (iv) that the Fund must receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest-bearing, short-term investments). Investing cash collateral subjects the collateral investment, as well as the loaned securities, to market appreciation or depreciation. Loaned securities are callable by the Fund at anytime. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the loaned securities or foreclosing on the collateral. If the borrower fails to deliver the loaned securities within five days after the receipt of notice of termination, the Fund may use the collateral to replace the securities and hold the borrower liable for the excess of replacement cost exceeding the collateral. If a Fund is not able to recover the loaned securities, it may sell the collateral and purchase a replacement investment in the market. The Lending Agent will indemnify the Funds against loss caused by a borrower's failure to return securities, other than losses attributable to war, riot, revolution, acts of government or other causes beyond the reasonable control or apprehension of the Lending Agent. In the event loaned securities are not returned, the Lending Agent will attempt to provide replacement securities. If replacement securities are not available, the Lending Agent will pay cash equal to the value of the loaned securities that were not returned.

REDEMPTION IN KIND

If a Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trusts have elected to be governed by Rule l8f-1 under the 1940 Act, pursuant to which each Fund must redeem shares tendered by a shareholder of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of the Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

SALES CHARGE WAIVERS

We offer a number of ways to reduce or eliminate the initial sales charge on Advisor Class A shares or the CDSC on Advisor Class B and Class C shares. If you think you may be eligible, contact SAFECO or your financial advisor for further information.

Waiver of Advisor Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:

1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;

2. Companies exchanging shares with or selling assets to one or more of the SAFECO Mutual Funds pursuant to a merger, acquisition or exchange offer;

3.   Any of the direct or indirect affiliates of SAFECO Securities;

4.   Purchases   made  through  the   automatic   investment  of  dividends  and
     distributions paid by another SAFECO Mutual Fund;

5. Tax-qualified  employee benefit plans and
     non-qualified   benefit  plans  which  are  clients  of  administrators  or consultants which have entered into agreements with SAFECO Securities or any of its affiliates;

6. Retirement plan participants who borrow from their retirement accounts by redeeming SAFECO Mutual Fund shares and subsequently repay such loans via a purchase of SAFECO Mutual Fund shares;


7. Retirement plan participants who receive distributions from a tax-qualified employer- sponsored retirement plan, which is invested in SAFECO Mutual Fund shares, the proceeds of which are reinvested in SAFECO Mutual Fund shares;

8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;

9. Current or retired officers, directors, trustees or employees of any SAFECO Mutual Fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

CDSC Waivers. The CDSC for Advisor Class B and Class C shares currently is waived in the following circumstances:

(a) total or partial redemptions made within one year following the death or disability of a shareholder;

(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 which are described in Code section 72(t), and required minimum distributions beginning for the year in which you attain age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;

(c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;

(d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;

(e) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;

(f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;

(g)  redemptions    pursuant    to    distributions    from   a    tax-qualified
     employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and

(h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

SAFECO will calculate the CDSC applicable to a redemption in a manner that results in the lowest possible rate. SAFECO will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Advisor Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Advisor Class A shares of that Fund and/or one or more of the other Funds. You or your broker-dealer, bank or other financial institution must provide SAFECO Services with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

CONVERSION OF CLASS B SHARES

Advisor Class B shares of a Fund will automatically convert to Advisor Class A shares of that Fund, based on the relative net asset values per share (NAVs) of the Classes, within the first month following the sixth anniversary of the shareholder's purchase of such Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares of a Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Class B shares were purchased or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Class B shares of any other SAFECO Fund. Shareholders who have converted Class B shares of the SAFECO Advisor Series Trust ("Advisor Series Shares") into Class B shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Advisor Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account; each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Advisor Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Advisor Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Advisor Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL

Each Fund (other than the Money Market Funds) determines its net asset value per share (NAV) by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of each class of shares of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific time every day the Exchange is open for trading.

Short-term debt securities held by a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the applicable Trust's Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under general supervision of the Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET FUNDS

The portfolio instruments of each Money Market Fund are valued on the basis of amortized cost. The valuation of each Money Market Fund's portfolio securities based upon amortized cost, and the maintenance of the Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Funds' price-per-share as computed for the purpose of sales and redemptions at $1.00.

These procedures include a review of each Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether a Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of that Fund. If the Board determines that such a deviation exists in a Fund, the Trustees will take such corrective action with respect to the Fund as they regard as necessary and appropriate, including selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, not paying dividends (subject to distribution requirements to maintain status as a regulated investment company for federal tax purposes (see "Tax Information"), redeeming shares in kind, and determining the NAV by using available market quotations.

The principal risk associated with the Money Market Funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Funds' yields will fluctuate with general money market interest rates.




GENERAL

Effective September 30, 1996, the Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Fund, Balanced Fund, Small Company Value Fund, Intermediate-Term U.S. Treasury Fund, Managed Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, and Money Market Fund commenced offering Advisor Class A and Advisor Class B shares in addition to their original offering. On January 31, 1997, the High-Yield Fund commenced offering Advisor Class A and Advisor Class B shares in addition to its original offering and on April 30, 1997, the U.S. Value Fund begain offering Advisor Class A and Class B shares in addition to its original offering. Effective May 1, 2000 the U.S. Government Fund commenced offering Advisor Class A and Class B shares in addition to its original offering, and the following Funds commenced offering Advisor Class C shares in addition to their other offerings: Growth Opportunities Fund, Equity Fund, Dividend Income Fund, Northwest Fund, International Fund, High-Yield Fund and Money Market Fund. Effective October 31, 2001, the Small Company Growth Fund and the U.S. Growth Fund commenced offering Advisor Class A, Class B and Class C shares and Investor Class shares.

With respect to the Growth Opportunities, Equity, Dividend Income, Northwest, International, and Money Market Funds, the performance information that follows for Class C shares reflects (1) actual performance of Class C Shares of such Funds for the year ended December 31, 2001 and the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Funds for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999, December 31, 1998 and December 31, 1997; and (3) performance of the Investor Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected.

Except for the High-Yield, U.S. Value, and U.S. Government Funds, the performance information with respect to Class A and Class B of the Funds' shares that follows reflects (1) the actual performance of Class A and Class B shares of the Funds for the years ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997; (2) the actual performance of Class A and Class B shares of the Funds for the period September 30, 1996 to December, 31, 1996; and (3) the performance of the Investor Class shares of each Fund, restated to reflect the sales charges but not the Rule l2b-1 fees of Class A and Class B shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule l2b-1 fees were reflected.


For the High-Yield Fund, the performance information with respect to Advisor Class A and Class B shares that follows reflects: (1) the actual performance of Advisor Class A and Class B shares of the Fund for the years ended December 31, 2001, December 31, 2000, December 31, 1999 and December 31, 1998, and the period from January 31, 1997 to December 31, 1997 and (2) the performance of Investor Class shares of the Fund, restated to reflect the sales charge but not the Rule l2b-1 fees of Advisor Class A and Class B shares, for the periods prior to January 31, 1997. The performance information with respect to Class C shares that follows reflects (1) the actual performance of Class C shares of the Fund for the year ended December 31, 2001 and the period May 1, 2000 to December 31, 2000; (2) the actual performance of Class B shares of such Fund for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and December 31, 1998 and for the period from January 31, 1997 to December 31, 1997; and (3) performance of Investor Class shares of such Funds, restated to reflect the sales charges but not the Rule 12b-1 fees of Class C shares, for the periods prior to January 31, 1997. Performance information for the periods prior to January 31, 1997, would have been lower if these Rule l2b-1 fees were reflected.

For the U.S. Value Fund, the performance information that follows reflects actual performance of the Advisor Class A and Class B shares of the Fund since April 30, 1997 (initial public offering).

For the U.S. Government Fund, the performance information for Advisor Class A and Class B shares that follows reflects (1) the actual performance of Advisor Class A and Class B shares for the year ended December 31, 2001 and the period May 1, 2000 to December 31, 2000; (2) the performance Investor Class shares of the Fund, restated to reflect the sales charge but not the Rule 12b-1 fees of Advisor Class A and Class B shares for the period from January 1, 2000 to April 30, 2000 and the years ended December 31, 1999 and prior. Performance information for the U.S. Government Fund would have been lower if these Rule 12b-1 fees were reflected.


Performance information and quoted advertised ratings (i.e., Thompson Financial, Lipper Inc., Morningstar, Inc., and Wiesenberger), are indicative only of past performance and are not intended to represent future investment results. Total returns and average total returns for Advisor Class shares reflect sales charges.




For the following funds, the average annual total returns before taxes for the one-, five-and ten-year periods ended December 31, 2001 were as follows:

Advisor Class Shares

                           1 Year                            5 Years                          10 Years
                           -------                           -------                          --------
                           Class A     Class B    Class C    Class A    Class B    Class C    Class A    Class B    Class C
                           -------     -------    -------    -------    -------    -------    -------    ------     -------

Growth Opportunities Fund  14.67%      15.77%     19.74%     11.87%     12.10%    12.34%      12.21%     12.43%     12.42%

Equity Fund               -15.22%     -15.16%    -11.62%      4.81%      4.88%     5.23%      12.02%     12.21%     12.23%

Dividend Income Fund      -12.65%     -12.55%     -8.82%      1.84%      2.06%     2.42%       8.19%      8.45%      8.47%

Northwest Fund            -16.56%     -16.54%    -12.98%      7.66%      7.94%     8.25%       8.53%      8.79%      8.80%

High-Yield Fund            -6.67%      -7.37%     -3.75%      1.32%      1.23%     1.52%       5.90%      6.00%      6.00%

Intermediate-Term U.S.
Treasury Fund               0.99%       0.01%      N/A        5.14%      5.05%      N/A        5.54%      5.64%      N/A

U.S. Government Fund        2.21%       1.10%      N/A        5.42%      5.81%      N/A        5.51%      5.87%      N/A

California Tax-Free
Income Fund                -0.86%      -1.94%      N/A        4.58%      4.46%      N/A        6.04%      6.12%      N/A

Municipal Bond Fund         0.18%      -0.86%      N/A        4.43%      4.34%      N/A        5.76%      5.85%      N/A


Investor Class Shares

                                 1 Year                    5 Years                   10 Years
                                 ------                    -------                   --------
Growth Opportunities Fund        22.03%                    13.44%                    12.99%

Equity Fund                      -9.72%                     6.41%                    12.88%

Dividend Income Fund             -7.06%                     3.43%                     9.03%

Northwest Fund                  -11.25%                     9.28%                     9.35%

High-Yield Fund                  -2.05%                     2.50%                     6.51%

Intermediate-Term U.S.
Treasury Fund                     6.07%                     6.45%                     6.19%

U.S. Government Fund              7.29%                     6.50%                     6.05%

California Tax-Free
Income Fund                       4.12%                     5.88%                     6.69%

Municipal Bond Fund               5.30%                     5.83%                     6.46%





For the following Funds, the average annual total returns before taxes for the one-year, five-year, and since initial public offering periods ended December
31, 2001 were as follows:

Advisor Class Shares

                  1 Year                           5 Years                         Since Public Initial Offering
                  -------                          -------                         -----------------------------
                  Class A    Class B    Class C    Class A    Class B    Class C   Class A    Class B    Class C
                  -------    -------    -------    -------    -------    -------   -------    -------    -------
International
Fund              -28.82%    -28.77%    -25.82%     -0.77%     -0.73%     -0.38%     1.60%*     1.76%*     1.90%     *71 months
Balanced Fund      -6.17%     -6.04%      N/A        5.23%      5.36%      N/A       6.31%*     6.54%*     N/A       *71 months
Small Company
Value Fund         11.11%     12.11%      N/A        2.24%      2.26%      N/A       5.80%*     5.99%*     N/A       *71 months
Managed Bond
Fund                1.90%      1.03%      N/A        4.79%      4.54%      N/A       4.73%      4.78%      N/A      **94 months

*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994

Investor Class Shares

                                      1 Year       5 Years    Since Initial Public Offering
                                      ------       -------    -----------------------------
International Fund                   -24.30%         0.78%                            2.94%  *71 months

Balanced Fund                         -0.29%         6.81%                            7.67%  *71 months

Small Company Value Fund
                                      18.20%         3.82%                            7.19%  *71 months
Managed Bond Fund                      6.95%         6.14%                            5.60%  ** 94 months
Intermediate-Term
Municipal Bond Fund                    4.53%         4.75%                            4.92%  ** *105 months
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994
***Inception of Fund March 18, 1993

For the following Funds, the average annual total returns before taxes, for the one-year and since initial public offering periods ended December 31, 2001 were as follows:

Advisor Class Shares


                                               1 Year                     Since Initial Public Offering
                                               ------                     -----------------------------
                                    Class A      Class B      Class C      Class A     Class B     Class C
                                    -------      -------      -------      -------     -------     -------
Small Company Growth Fund               N/A          N/A          N/A        6.60%       8.00%      12.00%  *2 months

U.S. Value Fund                     -10.43%      -10.40%          N/A        4.74%       4.18%        N/A  **56 months

U.S. Growth Fund                        N/A          N/A          N/A        0.19%       1.20%       5.20%  *2 months

*Inception of Fund(s) October 31, 2001. (Not annualized)
**Inception of Fund April 30, 1997.

Investor Class Shares

                                                     Since Initial
Fund                                    1 Year      Public Offering
Small Company Growth Fund                  N/A               13.10%  *2 months

U.S. Value Fund                         -4.78%                6.47%  **56 months

U.S. Growth Fund                           N/A                6.40%  *2 months

*Inception of Fund(s) October 31, 2001. (Not annualized)
**Inception of Fund April 30, 1997.

For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended December 31, 2001 were as follows:

Advisor Class Shares

                          1 Year                          5 Years                           10 Years
                          -------                         -------                           --------
                          Class A    Class B    Class C   Class A    Class B     Class C    Class A    Class B  Class C
                          -------    -------    -------   -------    -------     -------    -------    ------   -------

Growth Opportunities
Fund                        $11,467    $11,577   $11,974    $17,521     $17,705    $17,891    $31,644  $32,277    $32,252

Equity Fund                  $8,478     $8,484    $8,838    $12,647     $12,691    $12,904    $31,120  $31,656    $31,689

Dividend Income Fund         $8,735     $8,745    $9,118    $10,955     $11,073    $11,272    $21,966  $22,509    $22,548

Northwest Fund               $8,344     $8,346    $8,702    $14,464     $14,653    $14,862    $26,399  $27,047    $23,244

High-Yield Fund              $9,333     $9,263    $9,625    $10,678     $10,629    $10,784    $17,746  $17,901    $17,914

Intermediate-Term U.S.
Treasury Fund               $10,099    $10,001       N/A    $12,850     $12,795        N/A    $17,149  $17,316        N/A

U.S. Government Fund        $10,221    $10,110       N/A    $13,022     $13,264        N/A    $17,098  $17,684        N/A

California Tax-Free
Income Fund                  $9,914     $9,806       N/A    $12,511     $12,438        N/A    $17,972  $18,106        N/A

Municipal Bond Fund         $10,018     $9,914       N/A    $12,420     $12,365        N/A    $17,506  $17,660        N/A


Investor Class Shares

                                                    1 Year                  5 Years                  10 Years
                                                    ------                  -------                  --------
 Growth Opportunities Fund                         $12,203                  $18,788                   $33,928

 Equity Fund                                        $9,028                  $13,643                   $33,590

 Dividend Income Fund                               $9,294                  $11,835                   $23,738

 Northwest Fund                                     $8,875                  $15,583                   $28,457

 High-Yield Fund                                    $9,795                  $11,311                   $18,790

 Intermediate-Term U.S.
 Treasury Fund                                     $10,607                  $13,677                   $18,236

 U.S. Government Fund                              $10,729                  $13,699                   $17,992

 California Tax-Free
 Income Fund                                       $10,412                  $13,306                   $19,109

 Municipal Bond Fund                               $10,530                  $13,277                   $18,707


For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year, and since initial public offering periods ended December 31, 2001 were as follows:

Advisor Class Shares

                  1 Year                          5 Years                        Since Initial Public  Offering

                  Class A    Class B    Class C   Class A    Class B   Class C   Class A   Class B   Class C
                  -------    -------    -------   -------    ------    -------   -------   -------   -------

International
Fund                 $7,118     $7,123    $7,418     $9,623    $9,638    $9,812   $10,985   $11,086   $11,177  *71
                                                                                                               months
Balanced Fund
                     $9,383     $9,396       N/A    $12,903   $12,980       N/A   $14,366   $14,546       N/A  *71
                                                                                                               months
Small Company
Value Fund          $11,111    $11,211       N/A    $11,169   $11,185       N/A   $13,961   $14,107       N/A  *71
                                                                                                               months
Managed Bond        $10,190    $10,103       N/A    $12,633   $12,483       N/A   $14,365   $14,419       N/A  ** 94
Fund                                                                                                           months
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994

Investor Class Shares

                                                       1 Year          5 Years  Since Initial Public Offering
                                                      ---------        -------  -----------------------------
International Fund                                      $7,570         $10,394                        $11,873  *71
                                                                                                               months
Balanced Fund                                           $9,971         $13,902                        $15,487  *71
                                                                                                               months
Small Company Value Fund                               $11,820         $12,062                        $15,078  *71
                                                                                                               months
Managed Bond Fund                                      $10,695         $13,469                        $15,333  **94
                                                                                                               months
Intermediate-Term Municipal Bond Fund                  $10,453         $12,610                        $15,249  ***105
                                                                                                               months
*Inception of Fund(s) January 31, 1996
**Inception of Fund February 28, 1994
***Inception of Fund March 18, 1993

For the following Funds, the cumulative total returns before taxes, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering period ended December 31, 2001 were as follows:



Advisor Class Shares
                                        1 Year                               Since Initial Public Offering
                                        -------                              -----------------------------
                                        Class A      Class B      Class C     Class A     Class B     Class C
                                        -------      ------      -------     -------     -------     -------

Small Company Growth Fund               N/A          N/A         N/A         $10,660     $10,800     $11,200    *2 months

U.S. Value Fund                         $8,957       $8,960      N/A         $12,415     $12,106     N/A        **56 months

U.S. Growth Fund                        N/A          N/A         N/A         $10,019     $10,120     $10,520    *2 months

*Inception of the Fund(s) October 31, 2001.  (Not annualized).
**Inception of Fund April 30, 1997

Investor Class Shares
                                         1 Year                   Since Initial Public Offering
Small Company Growth Fund                N/A                      $11,310                              *2 months

U.S. Value Fund                          $9,522                   $13,402                              **56 months

U.S. Growth Fund                         N/A                      $10,640                              *2 months


*Inception of the Fund(s) October 31, 2001. (Not annualized)
**Inception of Fund April 30, 1997.

YIELD AND EFFECTIVE YIELD

For the following Funds, the yields for the 30-day period ended December 31, 2001, before taxes were as follows:

                                                      Investor          Advisor          Advisor           Advisor
Fund                                                     Class           Class A          Class B           Class C
-----                                                    -----           -------          -------           -------
High-Yield Fund                                          9.80%             8.87%            9.25%             9.15%

Intermediate Term U.S. Treasury Fund                     3.56%             3.16%            2.56%               N/A

U.S. Government Fund                                     5.64%             5.16%            4.64%               N/A

Managed Bond Fund                                        5.28%             4.80%            4.27%               N/A

For the following Funds, the yield and tax-equivalent yield at the maximum federal tax rate of 38.6% for the 30-day period ended December 31, 2001 were as follows:

                                                               Investor         Advisor           Advisor
Fund                                                              Class          Class A           Class B
Municipal Bond Fund
-Yield                                                            4.49%            4.27%             3.46%
-Tax-Equivalent Yield                                             7.31%            6.95%             5.64%

Intermediate-Term Municipal Bond Fund
- Yield                                                           3.10%              N/A               N/A
- Tax-Equivalent Yield                                            5.05%              N/A               N/A

California Tax-Free Income Fund*
-Yield                                                            4.54%            4.31%             3.61%
-Tax-Equivalent Yield                                             8.15%            7.74%             6.48%
*maximum combined federal and California tax rate is 44.3%

For the Money Market Fund, the yield and effective yield before taxes for the 7-day period ended December 31, 2001 were as follows:

                                                       Investor          Advisor          Advisor           Advisor
Fund                                                     Class            Class A          Class B          Class C
----                                                     ------           -------          -------          -------
Money Market Fund
-Yield                                                    1.64%             1.64%            1.64%             1.65%
-Effective Yield                                          1.66%             1.65%            1.66%             1.66%



For the Tax-Free Money Market Fund, the yield, the effective yield and tax equivalent yield at the maximum federal tax rate of 38.6% for the 7-day period ended December 31, 2001 were as follows:

                                                       Investor           Advisor          Advisor           Advisor
Fund                                                      Class           Class A          Class B           Class C
----                                                      -----           -------          -------           -------
Tax Free Money Market Fund
-Yield                                                    1.36%               N/A              N/A               N/A
-Effective Yield                                          1.37%               N/A              N/A               N/A
-Tax-Equivalent Yield                                     2.21%               N/A              N/A               N/A

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total return may be quoted with or without taking a Fund's sales charge on Advisor Class A shares or the CDSC on Advisor Class B shares or Class C shares into account. Excluding a Fund's sales charge on Advisor Class A shares and the CDSC on Advisor Class B and Class C shares from a total return calculation produces a higher total return figure.

CALCULATIONS

 The average annual total return before taxes on distributions is computed using the following formula:
                           1/n
                  T = [(ERV)   - 1]    x 100
                        ---
                         P

The cumulative total return, expressed in dollars, is computed using the following formula:
                     n
         ERV = P(l+T)

The cumulative total return, expressed as a percentage, is computed using the following formula:

           C  =    ERV-P       x     100
                  ------
                     P


Where:        C= cumulative total return

              T =average annual total return

              n = number of years

            ERV = ending redeemable value of a hypothetical investment of
                  $1,000 or $10,000 at the end of a specified period of time

              P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

  In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each class is applied.

 The average annual total return after taxes on distributions is computed using the following formula:
                      n
         ATVD =P(l +T)

Where: P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

                 T= average annual total return (after taxes on distributions)

                 n = number of years

                 ATVD= ending redeemable value of a hypothetical investment of $1,000 or $10,000 at the end of aspecified period of time after taxes on fund distributions, but not after taxes on redemption of Fund shares.
 The average annual total return after taxes on distributions and redemption of Fund shares is computed using the following formula:
                       n
         ATVDR =P(l +T)

Where: P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

                 T = average annual total return (after taxes on distributions and redemptions)

                 n = number of years

                 ATVDR = ending redeemable value of a hypothetical investment of
                  $1,000 or $10,000 at the end of a specified period of time after taxes on fund distributions and redemption of Fund shares.

After-tax calculations without redemption of Fund shares assume that taxes are paid on distributions at the time of the distribution, that shares were held for the entire measuring period, and that no taxes were paid on the capital appreciation of shares held. After-tax calculations with redemption of Fund shares assume that taxes are paid on distributions at the time of the distribution and that shares were sold at the end of the measuring period. After-tax calculations assume the highest individual federal income and capital gains tax rates in effect at the time the distribution is paid. State and local taxes are not considered. If there would have been a capital loss on the sale of Fund shares, the loss is recorded as a tax benefit and will increase the "with sale of Fund shares" after-tax returns. Actual after-tax returns will differ depending on your individual circumstances.

Yield for the Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Fund, Managed Bond Fund and Tax-Exempt Bond Funds is computed using the following formula:
                                  6
                Yield = 2[ (a-b +1) - 1]
                            ---
                            cd
  Where:    a =  dividends and interest earned during the period

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends

            d = the maximum offering price per share on the last day of the period

Yield for the Money Market Funds is computed using the following formula:

                         Yield = [(x-y)-z] =        Base Period Return x    365
                                --------                                   ---
                                   y                                         7

Where: x = value of one share at the end of a 7-day period y = value of one share at the beginning of a 7-day period ($1.00) z = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:
                                                                365/7
                       Effective yield = [(Base Period Return +1)    ]-1

Tax-equivalent yield is computed using the following formula:

                                     Tax-equivalent yield = [eg] + [(e(1-g)]
                                                            ----
                                                           (1-f)

Where:                               e =  yield as calculated above

                                     f = tax rate

                                     g = percentage of yield which is tax fee

During periods of declining interest rates, each Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in either Money Market Fund would be able to obtain a somewhat higher yield than would result if the Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (i.e., Thompson Financial, Lipper Inc., Morningstar, Inc., and Wiesenberger). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general, and may be based on relative performance during periods deemed by the rating services to be representative of up and down markets. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by the rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earning ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BLOOMBERG Magazine, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTORS' BUSINESS DAILY, KIPLINGERS', MONEY Magazine, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS Magazine, NEWSWEEK, NO-LOAD FUNDS Magazine, NO LOAD FUND INVESTOR, NO LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, SMART MONEY, TELESWITCH, TIME Magazine, U.S. NEWS AND WORLD REPORT, YOUR MONEY, THE WALL STREET JOURNAL and WORTH).

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment advisor (SAM) or any sub-investment advisor, the investment advisor's parent company (SAFECO Corporation) or the parent company of any sub-investment advisor, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage the Fund's portfolio, the research methodologies, including proprietary research methodologies of sub-advisors, underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions. Each Fund also may provide information on how much certain investments would return over time.

Each Stock Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

          AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX-Price-weighted (high priced issues have more influence than low-priced issues) average of 20 Blue chip stocks.

          DOW  JONES   INDUSTRIAL   AVERAGE  -  Price  weighted  average  of  30
          actively-traded Blue Chip stocks.

          NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks traded on the Nasdaq.

          S&P 500 COMPOSITE STOCK PRICE INDEX - Market value weighted index of 500 stocks, most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

          WILSHIRE  5000  EQUITY  INDEX  -  Market  value   weighted   index  of
          approximately 7000 stocks including all stocks on the New York and American Exchanges.

          MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

          RUSSELL 1000 INDEX - The 1000 largest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

          RUSSELL 1000 GROWTH INDEX-- Measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

          RUSSELL 1000 VALUE INDEX - Measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

          RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index, which is composed of the 3000 largest companies in the United States as measured by total market capitalization.

          RUSSELL 2000 GROWTH INDEX - Measures performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

          RUSSELL 2000 VALUE INDEX - Measures performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

          WM GROUP NORTHWEST 50 INDEX -- A broadly diversified group of 50 common stocks of companies based in Washington, Oregon, Idaho, Montana and Alaska, or doing significant business here. Companies included in the Index represent six industry sectors, with each sector weighted on a basis of personal income derived from that sector. Stocks within each sector are also weighted on the basis of their market capitalization.

Each Bond Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:


          LEHMAN BROTHERS GOV'T/CORP. BOND INDEX -- The Lehman Brothers Gov't/Corp. Bond Index is comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity.

          LEHMAN BROTHERS AGGREGATE BOND INDEX -- The Lehman Brothers Aggregate Bond Index is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

          LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX -- The Lehman Brothers 7-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million, have a maturity of six years or greater and have been issued after December 31, 1990.

          LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX -- The Lehman Brothers Long Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million, have a maturity of 22 years or greater and have been issued after December 31, 1990.comprised of municipal bonds maturing in 22 or more years.

          MERRILL LYNCH GNMA INDEX -- The Merrill Lynch GNMA Index is comprised of 132 issues of government pass-through mortgages with maturities from 15 to 30 years and par values of $100 million.

          MERRILL LYNCH HIGH-YIELD MASTER II INDEX -- The Merrill Lynch High-Yield Master II Index is comprised of outstanding debt of domestic market issuers rated below investment grade but not in default.

          MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX -- The Merrill Lynch Intermediate-Term Treasury Index is comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years.

          MERRILL LYNCH U.S. TREASURY/AGENCY MASTER INDEX -- The Merrill Lynch Treasury/Agency Master Index includes U.S. dollar denominated U.S. Treasury and U.S. agency bonds issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies.

Information used in advertisements and materials furnished to present and prospective investors may include statement or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

          o    costs  associated  with  aging  parents;

          o funding a college education (including its actual and estimated cost);

          o    health care expenses (including actual and projected expenses);

          o    long-term  disabilities   (including  the  availability  of,  and
               coverage provided by, disability insurance); and

          o retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds. Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUNDS

Because each Money Market Fund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, either Money Market Fund experiences a realized gain or loss, shareholders of that Fund could receive an increased, reduced, or no dividend for a period of time. In such an event, the Money Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.




MANAGEMENT OF THE FUNDS

The overall management of the business and affairs of the Funds and the Trusts are vested in the Board of Trustees for each Trust. The Trustees approve all significant agreements between the Trusts, on behalf of one or more of the Funds and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the Officers of the Trusts and to SAM, subject to the objectives, restrictions and policies of the applicable Fund and to the general supervision of the Trustees. Certain Trustees and Officers of the Trusts are affiliated with SAM, SAFECO Securities, Inc., SAFECO Life Insurance Company and SAFECO Corporation. All of each Trusts' executive Officers hold similar offices with all of the other SAFECO Funds.

The Trustees and Officers of the Trusts and their principal occupations during the last five years are set forth in the table below. The standing committees of the Boards of Trustees are the Audit Committee and the Nominating and Compensation Committee.

Audit Committee
The members of the Audit Committee are independent Trustees, Larry L. Pinnt (Chairman), John W. Schneider, Richard E. Lundgren and Barbara J. Dingfield. The Audit Committee is responsible for (i) reviewing and recommending independent accountants to be selected to audit the financial statements of the Trusts (ii) reviewing the adequacy and effectiveness of the financial controls of the Trusts; (iii) reviewing the internal audit services provided to the Trusts by the Trusts' investment adviser or its affiliates; (iv) reviewing the scope of and fees for consulting services provided by the independent accountants; and
(iv) reporting to the full Board of Trustees on internal and external audit process and results. The Committee met four times during the last fiscal year.

Nominating and Compensation Committee
The Nominating and Compensation Committee members are independent Trustees, Barbara J. Dingfield (Co-Chair), Richard E. Lundgren (Co-Chair), Larry L.Pinnt and John W. Schneider. The Nominating and Compensation Committee is responsible for reviewing and recommending qualified candidates to the Trustees to fill Board vacancies and for periodically reviewing and recommending changes to the Trustee compensation plan as necessary to attract and retain qualified Trustees. Shareholders may recommend candidates to the Committee by sending written notice to any Committee member at the address shown in the following chart. The Committee met three times during the last fiscal year.

TRUSTEES AND OFFICERS

Independent (disinterested) Trustees

------------------------                ------------               -------------
     ----------------------------------- ------------ -------------------- Name,
     Position(s) Term of Principal  Occupation(s)  During No. of Other Held with
     Office Past 5 Years Series  Directorships  Address,  Trusts and Length in a
     Fund Held by Trustee  And Age of Complex  Time  Served  Overseen by Trustee
     ------------------------             ------------             -------------
     -----------------------------------    ------------    --------------------
     ------------------------             ------------             -------------
     -----------------------------------    ------------    --------------------
     Barbara J. Dingfield Trustee Term: Consultant to corporate and 25* Director of First  10865  Willows  Rd. NE Age 72 private  foundations.  From 1994 to
     SAFECO Nat'l Life  Redmond,  WA 98052 1999 she was the Director of Ins. Co.
     of New Served since Community Affairs for Microsoft York. Trustee, (56) May
     3,  1990:  Corporation,  Redmond,  Washington,  United  Way  of a  computer software  company.  Skagit County.  Member of the Board of Managers,  Board
     Chair  Swarthmore  College  (1995-1999).  Npower Trustee and Board Chair of
     United  (non-profit  Way of King  County  (1991-2000).  organization  Board member, Pacific Northwest providing Grantmakers Forum (1997-99). technology
     Trustee and past Chair,  Seattle  assistance  and Housing  Resources  Group training to other (1993-1999).  non-profits.)  Board of Directors,  YMCA of
     Greater  Seattle.   ------------------------   ------------   -------------
     -----------------------------------    ------------    --------------------
     ------------------------             ------------             -------------
     -----------------------------------    ------------    --------------------
     Richard E.  Lundgren  Trustee  Term:  Retired in 2000 from  position as 25*
     Director of First 10865  Willows  Rd. NE Age 72 Director of  Marketing  and
     SAFECO National Redmond,  WA 98052 (64) Customer  Relations,  Building Life
     Insurance Served since Materials Distribution, Company of New York February
     3, Weyerhaeuser Company, Tacoma, 1983: Washington. ------------------------
     ------------ ------------- ----------------------------------- ------------
     --------------------  ------------------------  ------------  -------------
     ----------------------------------- ------------ -------------------- Larry
     L. Pinnt  Trustee  Term:  Retired Vice  President and Chief 25* Director of
     First 10865  Willows Rd. NE Age 72  Financial  Officer of U.S.  WEST SAFECO
     National Redmond, WA 98052 (67) Communications, Seattle, Life Insurance Co.
     Served since Washington.  of New York. August 1, Director of 1985:  Cascade
     Natural Gas Corp.,  Seattle,  WA. Board Member of  University of Washington
     Medical Center Board,  Seattle,  WA  ------------------------  ------------
     -------------        -----------------------------------       ------------
     --------------------  ------------------------  ------------  -------------
     -----------------------------------  ------------ -------------------- John
     W. Schneider  Trustee Term: Since March of 1995,  President 25* Director of
     First  10865  Willows  Rd. NE Age 72 and sole owner of  Wallingford  SAFECO
     National Redmond, WA 98052 Group, Inc., Seattle, Washington, Life Insurance
     (60)  Served  since a  consulting  company  currently  Company  of New York
     February  3,   involved  in  Asian   imports/exports   1983:   and  on  the
     acquisition/disposition     and     development     of     real     estate.
     ------------------------             ------------             -------------
     -----------------------------------  ------------  --------------------

*In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has six series fund managed by SAM.



Interested Trustees

------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Name,                    Position(s)  Term of       Principal Occupation(s) During       Number of      Other
Address, and             Held with    Office and    Past 5 Years                         Portfolios     Directorships
Age                      Trusts       Length of                                          in Fund        Held by Trustees
                                      Time Served                                        Complex
                                                                                         Overseen by
                                                                                         Trustee
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Randall H. Talbot*       Trustee      Term:         President of SAFECO Life Insurance   25**           Director of
5069 154th Place NE      and          Age 72        Company since 1998. From 1975 to                    First SAFECO
Redmond, WA 98052        Chairman                   1998 he was employed at Talbot                      National Life
(48)                                  Chairman is   Financial Corporation where he                      Insurance
                                      annual        served as President and CEO.                        Company of New
                                      appointment                                                       York.
                                                                                                        Director of
                                      Served                                                            Netstock
                                      since                                                             Corporation,
                                      November 2,                                                       Bellevue, WA.
                                      2000
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
*Trustees who are defined as "interested persons" under ss.2(a)(19) of the
Investment Company Act of 1940. Mr. Talbot meets this definition due to his position as President of SAFECO Life Insurance Company, an affiliate of the
Funds' investment advisor, SAM.
**In addition to the Funds included in this SAI, the Fund Complex includes a registered open-end management investment company that has six series funds managed by SAM.





Principal Officers who are not Trustees
----------------------------- ------------- ---------------- --------------------------------------------------------
Name,                         Position(s)   Term of Office   Principal Occupation(s) During Past 5 Years
Address, and                  Held with     and Length of
Age                           Trusts        Time Served
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Roger F. Harbin               President     Annual           Senior Vice President of SAFECO Life Insurance
5069 154th Place NE                         appointment      Company from 1992 to 1998.
Redmond, WA 98052                                            Since 1998 Executive Vice President, Actuary, of
(51)                                        Served since     SAFECO Life Insurance Company. In 2001 named Director
                                            November 8,      and President of SAFECO Services Corporation,
                                            2001             Director of SAFECO Asset Management Company, Director
                                                             and President of SAFECO Securities,  Inc.

----------------------------- ------------- ---------------- --------------------------------------------------------
Ronald L. Spaulding           Vice          Annual           Chairman of SAFECO Asset Management Company; Treasurer
Two Union Square              President     appointment      and Chief Investment Officer of SAFECO Corporation;
601 Union Street              Treasurer                      Vice President of SAFECO Insurance Companies;
25th Floor                                  Served since     Director, Vice President and Treasurer of First SAFECO
Seattle, WA 98101                           August 3, 1995   National Life Insurance Company of New York; former
(57)                                                         Senior Portfolio Manager of SAFECO insurance companies
                                                             and Portfolio Manager for SAFECO mutual funds. See
                                                             table under "Investment Advisory and Other Services."
----------------------------- ------------- ---------------- --------------------------------------------------------
David H. Longhurst            Vice          Annual           Vice President, Treasurer, Controller and Secretary of
10865 Willows Rd NE           President,    appointment      SAFECO Asset Management Company; Vice President,
Redmond, WA 98052             Secretary,                     Controller, Secretary and Treasurer of SAFECO Services
(44)                          Controller    Served since     Corporation; and Vice President, Controller,
                                            July 1, 2000     Treasurer, Secretary and Financial Principal of SAFECO
                                                             Securities, Inc., since July 2000. Assistant
                                            Served as        Controller of SAFECO Securities, Inc., SAFECO Services
                                            Assistant        Corporation and SAFECO Asset Management Company from
                                            Controller       1996 to June 2000.  Former Accounting Manager of
                                            from August 7,   SAFECO Asset Management Company.  Former Senior
                                            1997-July 1,     Manager with Ernst & Young LLP, an independent
                                            2000             accounting firm.
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Scott D. Murphy               Assistant     Annual           Assistant Controller of SAFECO Asset Management
10865 Willows Rd NE           Controller    appointment      Company and SAFECO Services Corporation since June 20,
Redmond, WA  98052                                           2000.  Assistant Controller of SAFECO Securities, Inc.
(40)                                        Served since     since May 1, 2001.  Former Senior Vice President and
                                            May 3, 2001      Chief Financial Officer with Nichols Brothers Boat
                                                             Builders, Inc., a commercial ship building and ship
                                                             repair company.
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Stephen D. Collier            Assistant     Annual           Director of Taxation and Assistant Vice President of
SAFECO Plaza                  Secretary     appointment      SAFECO Corporation; Assistant Secretary of SAFECO
4333 Brooklyn Ave NE                                         Asset Management Company, SAFECO Securities, Inc. and
Seattle, WA  98185                          Served since     SAFECO Services Corporation.  He has been an executive
(49)                                        February 5,      officer of SAFECO Corporation and subsidiaries since
                                            1998             1991.
----------------------------- ------------- ---------------- --------------------------------------------------------
----------------------------- ------------- ---------------- --------------------------------------------------------
Susan Tracey                  Assistant     Annual           Tax Manager for SAFECO Corporation. Assistant
SAFECO Plaza                  Secretary     appointment      Secretary of SAFECO Asset Management Company, SAFECO
4333 Brooklyn Ave NE                                         Securities, Inc. and SAFECO Services Corporation. She
Seattle, WA  98185                          Served since     has been employed by SAFECO Corporation since 1987.
(52)                                        August 3, 2000

----------------------------- ------------- ---------------- --------------------------------------------------------



Fund shares owned by Trustees as of December 31, 2001:

----------------------------- --------------------------------------------- -----------------------
Trustee                                                                     Aggregate Dollar
                                                                            Range of Equity
                              Dollar Range of Equity Securities in a Fund   Securities in All
                                                                            Funds Overseen by the
                                                                            Trustee
----------------------------- --------------------------------------------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
                              Name of Fund                       Range*
----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Barbara J. Dingfield          Growth Opportunities Fund          C          Over $100,000
                              Equity Fund                        D
                              Dividend Income Fund               C
                              Municipal Bond Fund                C

----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Richard E. Lundgren           Growth Opportunities Fund          E          Over $100,000
                              Equity Fund                        D
                              Northwest Fund                     D
                              International Fund                 C
                              Small Company Value Fund           C
                              High-Yield Fund                    C
                              U.S. Government Fund               C
                              Intermediate-Term Municipal
                              Bond Fund                          C
                              Municipal Bond Fund                E
                              Tax-Free Money Market Fund         C

----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Larry L. Pinnt                Northwest Fund                     E          Over $100,000
                              Small Company Growth Fund          D
                              High-Yield Fund                    C
                              Municipal Bond Fund                E
                              Tax-Free Money Market Fund         D

----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
John W. Schneider             Growth Opportunities Fund          C         Over $100,000
                              Equity Fund                        D
                              Dividend Income Fund               C
                              Northwest Fund                     C
                              International Fund                 B
                              Balanced Fund                      B
                              Small Company Value Fund           B
                              Small Company Growth Fund          B
                              U.S. Value Fund                    B
                              U.S. Growth Fund                   B
                              High-Yield Fund                    C
                              U.S. Government Fund               B
                              Municipal Bond Fund                C
                              Money Market Fund                  B
----------------------------- ---------------------------------- ---------- -----------------------
----------------------------- ---------------------------------- ---------- -----------------------
Randall H. Talbot             Growth Opportunities Fund          B          Over $100,000
                              Equity Fund                        B
                              International Fund                 B

----------------------------- ---------------------------------- ---------- -----------------------

*CATEGORIES
A.       $0 (Fund name is not listed in this presentation unless the Trustee owns Fund shares.)
B.       $1-$10,000
C.       $10,001-$50,000
D.       $50,000-$100,000
over $100,000

Interrelated Board Service:
Each Trustee is also a Trustee for the SAFECO Resource Series Trust with six series funds that are advised by SAM. Each Trustee is a Director of First SAFECO
Life Insurance Company of New York. A wholly owned subsidiary of SAFECO
Corporation.



Compensation Table for Trustees for the Fiscal Year ended December 31, 2001

                                                                           Pension or                      Total Compensation
                                                                           Retirement       Estimated       From Registrant
                                                          Aggregate          Benefits          Annual         and Fund
                                                     Compensation from    Accrued As Part   Benefits Upon      Complex
Trustee                Trust                             Registrant     of Fund Expenses      Retirement     Paid to Trustees
-------                -----                             ----------          --------      ----------     -------------------
Randall H. Talbot      Common Stock                             N/A               N/A             N/A
                       Taxable Bond                             N/A               N/A             N/A
                       Tax-Exempt Bond                          N/A               N/A             N/A
                       Managed Bond                             N/A               N/A             N/A
                       Money Market                             N/A               N/A             N/A
                       Total Compensation                       N/A               N/A             N/A                   $0

Barbara J. Dingfield   Common Stock                         $14,708               N/A             N/A
                       Taxable Bond                          $4,557               N/A             N/A
                       Tax-Exempt Bond                       $5,335               N/A             N/A
                       Managed Bond                          $1,473               N/A             N/A
                       Money Market                          $3,374               N/A             N/A
                       Total Compensation                                         N/A             N/A              $39,500

Richard E. Lundgren    Common Stock                         $14,708               N/A             N/A
                       Taxable Bond                          $4,557               N/A             N/A
                       Tax-Exempt Bond                       $5,335               N/A             N/A
                       Managed Bond                          $1,473               N/A             N/A
                       Money Market                          $3,374               N/A             N/A
                       Total Compensation                                         N/A             N/A              $39,500

Larry L. Pinnt         Common Stock                         $14,708               N/A             N/A
                       Taxable Bond                          $4,557               N/A             N/A
                       Tax-Exempt Bond                       $5,335               N/A             N/A
                       Managed Bond                          $1,473               N/A             N/A
                       Money Market                          $3,374               N/A             N/A
                       Total Compensation                                                                          $39,500

John W. Schneider      Common Stock                         $14,708               N/A             N/A
                       Taxable Bond                          $4,557               N/A             N/A
                       Tax-Exempt Bond                       $5,335               N/A             N/A
                       Managed Bond                          $1,473               N/A             N/A
                       Money Market                          $3,374               N/A             N/A
                       Total Compensation                                                                          $39,500



At March 31, 2002, the Trustees and Officers of each Trust as a group owned less than 1% of the outstanding shares of each Fund.

Mr. Talbot is an officer of various SAFECO companies and is not compensated by the Trusts. Similarly, the Officers of the Trusts receive no compensation for their services as Officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or Officers of the Trusts are compensated by the Trusts.

Under policies adopted by the Trusts, the initial sales charge on Advisor Class
A shares of the Trusts' series funds are waived for current and retired officers, directors, trustees and employees of any of the Trusts, or of SAFECO
Corporation or its affiliates. Amounts collected from initial sales charges are used to compensate brokers and their sales representatives for their sales efforts - including time spent educating their clients about the SAFECO Mutual
Funds and advising them as to the Funds appropriate to meet their investment goals - an incentive to sell shares of the Funds to their clients for whom such Funds would be appropriate investments. These services and incentives are not believed to be necessary with respect to sales to the Trustees and Officers of the Trusts or to other SAFECO affiliates.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

At March 31, 2002, SAFECO Corporation directly, or through its wholly owned subsidiaries, controlled the U.S. Value, Managed Bond, Balanced,
Intermediate-Term U.S. Treasury, Intermediate-Term Municipal Bond; and
International Funds. SAFECO Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses. SAFECO Corporation has its principal place of business at SAFECO Plaza, Seattle, WA 98185.

At March 31, 2002, SAFECO Corporation owned 29.60% of the International Fund's outstanding shares; 33.08% of the Balanced Fund's outstanding shares; 90.22% of the Small Company Growth's Fund's outstanding shares; 58.92% of the U.S. Value
Fund's outstanding shares; 94.90% of the U.S. Growth Fund's outstanding shares;
41.48% of the Managed Bond Fund's outstanding shares; 23.36% of the Intermediate-Term U.S. Treasury Fund's outstanding shares; and 28.40% of the Intermediate-Term Municipal Bond Fund's shares.

At March 31, 2002, Wells Fargo & Company, through its subsidiary Wells Fargo
Bank, N.A., controlled 37.34% of the Small Company Value Fund's outstanding shares and 31.69% of the International Fund's outstanding shares. Wells Fargo
Bank, N.A, is Trustee for SAFECO 401(k) Savings Plan. Wells Fargo & Company is organized under the laws of Delaware and is registered as a financial holding company under the Bank Holding Act of 1956, as amended, and registered under the Gramm-Leach-Bliley Act. Its principal executive offices are at 420 Montgomery
Street, San Francisco, California 94163.

Principal shareholders of a Fund may influence the outcome of a shareholder vote. However, on each proposal or sub-proposal, Fund shares controlled by SAFECO Corporation will be voted pro rata in accordance with the vote cast by other shareholders of the applicable Fund.



Security Ownership of Certain Beneficial Owners and Management

The following table sets forth certain information provided to the Funds or contained in filings with the SEC regarding the beneficial ownership of shares of each Fund as of March 31, 2002 by each person who is known by each Fund to own beneficially, or exercise control or direction over, 5% or more of the outstanding shares of each Fund.

     Growth Opportunities Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      National Financial Services Corp.                 2,397,753                   8.18%
      for the Exclusive Benefit of Our
      Customers
      Attn.:  Mutual Funds Dept. 5th Fl.
      200 Liberty St., 1 World Financial Center
      New York, NY  10281-1003


      Charles Schwab & Co. Inc.                         6,774,863                   23.11%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Equity Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Charles Schwab & Co. Inc.                         12,372,767                  21.35%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Dividend Income Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Charles Schwab & Co. Inc.                         676,648                     7.28%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Northwest Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      468,465                     9.41%
      SAFECO Plaza
      Seattle, WA  98185

      Charles Schwab & Co. Inc.                         251,011                     5.04%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122


     Balanced Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      519,268                     33.09%
      SAFECO Plaza
      Seattle, WA  98185

     U.S. Growth Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      500,000                     94.91%
      SAFECO Plaza
      Seattle, WA  98185


     Small Company Growth Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      500,000                     90.24%
      SAFECO Plaza
      Seattle, WA  98185

     International Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      668,919                     28.48%
      SAFECO Plaza
      Seattle, WA  98185
      Wells Fargo & Company                             744,445                     31.69%
      420 Montgomery Street
      San Francisco, California 94163.


     Small Company Value Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Wells Fargo & Company                             865,888                     37.34%
      420 Montgomery Street
      San Francisco, California 94163.


     U.S. Value Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      500,000                     58.89%
      SAFECO Plaza
      Seattle, WA  98185

     Intermediate-Term U.S. Treasury Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      654,013                     29.37%
      SAFECO Plaza
      Seattle, WA  98185


     High-Yield Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Charles Schwab & Co. Inc.                         1,295,368                   16.16%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122
      National Financial Services Corp.                 481,921                     6.01%
      NTF Special Custody Account for the
      Exclusive Benefit of Customers
      55 Water  St., 32nd Floor
      New York, NY  10041-3299



     U.S. Government Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Charles Schwab & Co. Inc.                         461,563                     9.23%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122


     Managed Bond Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      SAFECO Corp.                                      452,103                     41.48%
      SAFECO Plaza
      Seattle, WA  98185

     California Tax-Free Income Fund

      Name of Beneficial Owner                          Number of Shares            Percent of Fund
      ------------------------                          ----------------            ---------------
      Charles Schwab & Co. Inc.                         1,711,680                   23.23%
      Exclusive Benefit of Its Customers
      Attn:  Mutual Fund Department
      101 Montgomery Street
      San Francisco, CA  94104-4122

     Intermediate-Term Municipal Bond Fund

      Name of Beneficial Owner                         Number of Shares             Percent of Fund
      ------------------------                         ----------------             ---------------
      SAFECO Corp.                                     397,434                      28.41%
      SAFECO Plaza
      Seattle, WA  98185
      Name of Record Owner                             Number of Shares             Percent of Fund
      --------------------                             ----------------             ---------------
      William A. Helsell                               127,634                      9.12%
      10653 Culpepper Ct. N.W.
      Seattle, WA  98177-5319


     Money Market Fund

      Name of Beneficial Owner                         Number of Shares             Percent of Fund
      The Williams Companies, Inc.                     100,012,918                  29.72%
      ATTN: Lenore Dubaldo
      1 Williams Center
      Tulsa, OK 74172-0140
      SAFECO Insurance Co.                             21,749,255                   6.46%
      ATTN: Melanie Woods, MC3
      Adam Building 3
      4364 154th PL NE
      Redmond, WA  98052-5363


     Tax-Free Money Market Fund

      Name of Record Owner                             Number of Shares             Percent of Fund
      --------------------                             ----------------             ---------------
      Roger H. Eigsti                                  3,940,677                    5.16%
      1503 Parkside Drive East
      Seattle, WA  98112-3719




INVESTMENT ADVISORY AND OTHER SERVICES

SAFECO Asset Management Company (SAM), SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAM is the investment advisor for each Fund, SAFECO Securities is the principal underwriter of each Fund, and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

Code of Ethics. Section 17(j) of the Investment Company Act of 1940 (the "Act") generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment advisor or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the fund. Each of the Trusts and their investment advisor and principal underwriter have adopted a joint Code of Ethics ("Code") under Rule 17j-1 of the Act, relating to the personal investment activities of SAFECO Mutual Funds personnel. In addition, the investment Sub-Advisors to the International Fund and to the U.S. Growth Fund and Small Company Growth Funds, have each adopted a Code of Ethics relating to the personal investment activities of its respective personnel.

A copy of each Trust's Code is publicly filed with the Securities and Exchange Commission (SEC) as an exhibit to the Trust's registration statement, and a copy of each Sub-Advisor's Code of Ethics is publicly filed with the SEC as an exhibit to the SAFECO Common Stock Trust's registration statement, and copies of each are available from the SEC. The Codes can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov., or may be obtained from the SEC (after paying a copying fee) by electonic request at the following email address: publicinfo@sec.gov, or by writing to the SEC at SEC Public Reference Section, Washington, D.C. 20549-0102. For information on the operation of the SEC's Public Reference Room, call the SEC at 1-202-942-8090.

The Code generally permits fund personnel to invest in securities for their own accounts, but regulates such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and
(ii) those employees who in the course of their job functions are able to obtain information regarding a Fund's purchases or sales of securities ("access persons"). The Code (1) requires access persons to preclear all securities trades, other than transactions involving open-end mutual fund shares and the securities of certain government issuers, (2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series fund of the Trusts, and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Fund trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit,
(3) accepting gifts or favors from any person who seeks to do business with the Trusts or any of their series Funds, or with SAM or SAFECO Securities. These prohibitions are not restricted to the group of Fund "access persons".

Each Sub-Advisor's Code of Ethics generally permits employees to invest in securities for their own accounts, but employees are not permitted to make such investments until first seeking the written approval of the firm's designated Compliance Officer. Such approval will generally not be granted (1) where the firm intends to purchase or sell the same security for a client account within seven days of the intended personal transaction, (2) where there is a pending order in the same security for any client, or (3) where the employee would profit from "short-term dealing" (purchase and sale within 60 days of one another) in the security. The Code of Ethics prohibits the Sub-Advisor's employees from participating in intial public offerings, and requires employees to disclose any ownership interest in a privately-held company if any investment in the same company is being considered for a client. In addition, the Code of Ethics requires the Sub-Advisors' employees to disclose their securities holdings within 10 days after they become employed at the firm, to report all securities holdings to the Compliance Officer on an annual basis, and to conduct all transactions through an associated broker.

Investment Advisory Services. Each Trust has entered into an investment management contract with the Advisor (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor, in conjunction with any Sub-Advisory will; (a) furnish continuously an investment program for a Fund and determine, subject to the overall supervision and review of the Board of Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of a Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Advisor has entered into Sub-Advisory Agreements. Under these agreements the Sub-Advisor, subject to the review of the Board of Trustees and the overall supervision of the Advisor, is responsible for managing the investment operations of the Fund, the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investment policies and the purchase and sale of securities. The Sub-Advisor of a Fund maintains records, reports, and other information of the Fund(s) at its address of record to the extent such information is not maintained by SAM. Such records are available to and accessible by SAM.

With respect to the International Fund, SAM has a sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited ("Sub-Advisor"). The Sub-Advisor's address of record is its headquarters located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Advisor is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland. Bank of Ireland and its affiliates manage assets for clients worldwide in excess of $48 billion as of December 31, 2001. SAM paid the Sub-Advisor sub-advisory fees of ..60% of the average daily net assets of the International Fund for the year ended December 31, 2001.

With respect to the U.S. Growth and Small Company Growth Funds, SAM has a sub-advisory agreement with Dresdner RCM Global Investors LLC ("Sub-Advisor"), an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), which in turn is a wholly owned subsidiary of Allianz AG ("Allianz"). Allianz is an international financial services company whose address of record is its principal executive offices that are located at Koeniginstrasse 28, D-80802, Munich, Germany. As of December 31, 2001, Dresdner RCM Global Investors LLC has approximately $40.5 billion in assets under management and advice. SAM will pay the Sub-Advisor sub-advisory fees of 0.35% of the average daily net assets of the U.S. Growth Fund and 0.75% of the average daily net assets of the Small Company Growth Fund for the period ended December 31, 2001.

The Funds' Boards of Trustees are responsible for overseeing the performance of the Funds' Investment Advisor and Sub-Advisors and determining whether to approve and renew the Fund's Advisory Agreement and Sub-Advisory Agreements. The Boards have a standing request that the Advisor provide the Boards with certain information the Boards have deemed important to evaluating the short and long-term performance of the Advisor and Sub-Advisor. This information includes periodic performance analysis and status reports from the Advisor and quarterly portfolio and investment performance reports. The Funds' portfolio managers meet with the Boards from time to time to discuss the management and performance of the Funds and respond to the Boards' questions concerning the performance of the Advisor.

The Advisory Agreement and Sub-Advisory Agreements continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. The agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of each affected Series and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

In determining to renew the Funds' Advisory Agreements and Sub-Advisory Agreement (International Fund only), the Trustees reviewed the existing Advisory Agreements and performance results for each Fund in comparison to their respective indexes and comparable funds in the industry from data provided by the Advisor as well as published information from Lipper, Inc. and Morningstar, Inc. In addition, the Board considered the Advisor's performance improvement initiatives including risk analysis as well as overall performance measurements, peer review, realignment of portfolio manager assignments and implementation of a team management approach for several of the Funds.

The Trustees then reviewed the reasonableness of the fees in connection with the Advisory and Sub-Advisory Agreements by comparing the Advisor's fees, revenues, expenses and pre-tax profits to industry medians. The Trustees also requested and were provided information concerning cost allocations for SAFECO corporate resources provided to the Advisor.

After reviewing and discussing the above information with legal counsel the independent Trustees concluded that considering all the circumstances, and in their business judgement the most appropriate course of action in the best interest of the Fund's shareholders, was to renew the existing Advisory and Sub-Advisory Agreements. The continuation of the Advisory Agreements were then approved by all Trustees.

The Trustees later amended the Advisory Agreement and approved a Sub-Advisory Agreement with Dresdner RCM Global Investors LLC to reflect the addition of the U.S. Growth Fund and the Small Company Growth Fund. They followed the same process described above with the exception that the Trustees reviewed related performance for all substantially similar accounts managed by the Sub-Advisor since there was no actual historical performance of the Funds.

The following individuals have the following positions and offices with the Trusts, SAM, SAFECO Securities and SAFECO Services:


Name                       Trusts                  SAM                     SAFECO Securities       SAFECO Services
----                       ------                 -----                    ----------------        ---------------
R.H. Talbot                Chairman and                                                            Director
                           Trustee

R.F. Harbin                President               Director                President and           President and
                                                                           Director                Director


D.H. Longhurst             Vice President,         Vice President,         Vice President,         Vice President,
                           Controller and          Treasurer,              Treasurer,              Treasurer,
                           Secretary               Controller, and         Controller,             Controller, and
                                                   Secretary               Secretary, and          Secretary
                                                                           Financial Principal

R.L. Spaulding             Vice President and      Chairman and Director   Director                Director
                           Treasurer
S.C. Bauer                 ------------            President and           ------------            ------------
                                                   Director

S.D. Murphy                Assistant               Assistant Controller    Assistant               Assistant Controller
                           Controller                                      Controller
S.D. Collier               Assistant Secretary     Assistant Secretary     Assistant Secretary     Assistant Secretary

S. Tracey                  Assistant Secretary     Assistant Secretary     Assistant Secretary     Assistant Secretary


Mr. Talbot is President and Mr. Harbin is an Executive Vice President and Actuary of SAFECO Life Insurance Company. Mr. Spaulding is the Treasurer and a Vice President of SAFECO Corporation. Messrs. Talbot, Harbin, and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, which includes furnishing office facilities and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of each Trust provides that each Trust will indemnify its Trustees and its Officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined: by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment advisor for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more Funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the Officers of the Funds involved to be equitable to each Fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range. Each Fund bears all expenses of its organization and operations not specifically assumed by SAM.




FUND                                      NET ASSETS                           ANNUAL FEE
----                                      ----------                           ----------
Growth Opportunities, Equity, Dividend    $0 - $250,000,000                    .70 of 1%
Income, Northwest,                        $250,000,001 - $750,000,000          .65 of 1%
Balanced and U.S. Value                   $750,000,001 - $1,250,000,000        .60 of 1%
                                          Over $1,250,000,00                   .55 of 1%
----------------------------------------- ------------------------------------ ----------------------

International*                            $0 - $250,000,000                    1.00 of 1%

                                          $250,000,001 - $750,000,000          .90 of 1%

                                          Over $750,000,000                    .80 of 1%
----------------------------------------- ------------------------------------ ----------------------

Small Company Value                       $0 - $250,000,000                    .75 of 1%

                                          $250,000,001 - $750,000,000          .70 of 1%

                                          $750,000,001 - $1,250,000,000        .65 of 1%

                                          Over $1,250,000,000                  .60 of 1%

----------------------------------------- ------------------------------------ ----------------------
----------------------------------------- ------------------------------------ ----------------------

FUND                                      NET ASSETS                           ANNUAL FEE
----------------------------------------- ------------------------------------ ----------------------

Small Company Growth*                     $0 - $250,000,000                    1.00 of 1%

                                          Over $250,000,000                    .80 of 1%
----------------------------------------- ------------------------------------ ----------------------

U.S. Growth*                              $0 - $250,000,000                    .80 of 1%

                                          $250,000,001 - $750,000,000          .75 of 1%

                                          $750,000,001 - $1,250,000,000        .70 of 1%

                                          Over $1,250,000,000                  .65 of 1%
----------------------------------------- ------------------------------------ ----------------------

High-Yield                                $0 - $250,000,000                    .65 of 1%

                                          $250,000,001 - $750,000,000          .55 of 1%

                                          Over $750,000,000                    .50 of 1%
----------------------------------------- ------------------------------------ ----------------------

Intermediate-Term U.S. Treasury and       $0 - $250,000,000                    .55 of 1%

U.S. Government                           $250,000,001 - $750,000,000          .50 of 1%

                                          $750,000,001 - $1,250,000,000        .45 of 1%

                                          Over $1,250,000,000                  .40 of 1%
----------------------------------------- ------------------------------------ ----------------------

Managed Bond                              $0 - $750,000,000                    .50 of 1%

                                          $750,000,001 - $1,250,000,000        .45 of 1%

                                          Over $1,250,000,000                  .40 of 1%
----------------------------------------- ------------------------------------ ----------------------
                                          $0 - $250,000,000                    .50 of 1%
California Tax-Free Income, Municipal     $250,001 - $750,000,000              .45 of 1%
Bond, and Intermediate-Term Municipal     Over $750,000,000                    .40 of 1%
Bond
----------------------------------------- ------------------------------------ ----------------------
                                          $0 - $250,000,000                    .50 of 1%
Money Market and Tax-Free Money Market    $250,000,001 - $750,000,000          .45 of 1%
                                          $750,000,001 - $1,250,000,000        .40 of 1%
                                          Over $1,250,000,000                  .35 of 1%

*Under the sub-advisory agreement between SAM and a Sub-Advisor, the Sub-Advisor is responsible for providing investment research and advice used to manage the investment portfolio of the Fund. In return, SAM (and not the respective Fund) pays the Sub-Advisor a fee in accordance with the following schedule:


         Fund                                        Net Assets                         Annual Fee
         ------------------------------------------ ----------------------------------- -----------------------
         International Fund                         $0 - $50,000,000                    .60 of 1%
                                                    $50,000,001 - $100,000,000          .50 of 1%
                                                    Over $ 100,000,000                  .40 of 1%
         ------------------------------------------ ----------------------------------- -----------------------
         Small Company Growth Fund                  $0 - $50,000,000                    .75 of 1%
                                                    $50,000,001 - $100,000,000          .55 of 1%
                                                    Over $ 100,000,000                  .40 of 1%
         ------------------------------------------ ----------------------------------- -----------------------
         U.S. Growth Fund                           $0 - $100,000,000                   .35 of 1%
                                                    $100,000,000-$250,000,000           .25 of 1%
                                                    Over $250,000,000                   .20 of 1%





The following table states the total amounts of compensation paid by the following Funds to SAM for the fiscal years or periods ended December 31, 2001, 2000, and 1999:

------------------------------------------ --------------------- --------------------- ----------------------
Name of Fund                                  December 31, 2001     December 31, 2000      December 31, 1999
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Growth Opportunities Fund                            $4,815,000            $5,076,000             $6,137,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Equity Fund                                          $7,964,000           $10,883,000            $12,814,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Dividend Income Fund                                 $1,356,000            $1,699,000             $2,300,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Northwest Fund                                         $728,000              $975,000               $534,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
International Fund                                     $312,000              $407,000               $301,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Balanced Fund                                          $130,000              $135,000               $166,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Small Company Value Fund                               $226,000              $210,000               $239,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Small Company Growth Fund                                $9,000                   N/A                    N/A
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
U.S. Value Fund                                         $64,000               $66,000                $80,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
U.S. Growth Fund                                         $8,000                   N/A                    N/A
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
High-Yield Fund                                        $391,000              $406,000               $482,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Intermediate-Term U.S. Treasury Fund                   $124,000              $108,000               $123,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
U.S. Government Fund                                   $237,000              $205,000               $247,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Managed Bond Fund                                       $42,000               $38,000                $40,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
California Tax-Free Income Fund                        $474,000              $457,000               $553,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Municipal Bond Fund                                  $2,509,000            $2,256,000             $2,359,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Intermediate-Term Municipal Bond Fund                   $76,000               $69,000                $76,000
------------------------------------------ --------------------- --------------------- ----------------------
------------------------------------------ --------------------- --------------------- ----------------------
Money Market Fund                                    $1,213,000            $1,185,000             $1,166,000
------------------------------------------ --------------------- --------------------- ----------------------
Tax-Free Money Market Fund                             $377,000              $374,000               $393,000
------------------------------------------ --------------------- --------------------- ----------------------


Distribution Arrangements. SAFECO Securities, 10865 Willows Rd. NE, Redmond, Washington, 98052, is the principal underwriter for each Fund and distributes the Advisor Class A, Class B, Class C and Investor Class shares of each Fund under Distribution Agreements with each Trust that require SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. SAFECO Securities is not compensated by the Trusts or the Funds for underwriting, distribution or other activities in connection with Investor Class shares.

Each Trust, on behalf of the Advisor Class A, Class B and, if applicable, Class C shares (Common Stock Trust, Taxable Bond Trust and Money Market Trusts only) of each Fund, has entered into a Distribution Agreement (each an "Agreement") with SAFECO Securities. Each Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisor Class A and Class B shares of each Fund. Each of the Common Stock Trust, Taxable Bond Trust and Money Market Trusts have also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class C shares of certain Funds. The Rule 12b-1 plans with respect to the Advisor Class A, Class B and Class C shares are referred to, collectively, as the "Plans." Pursuant to the Plans, each Class pays SAFECO Securities a quarterly service fee, at the annual rate of 0.25% of the aggregate average daily net assets of the class. Class B and C shares also pay SAFECO Securities a quarterly distribution fee at the annual rate of 0.75% of the aggregate average daily net assets of the Class B and Class C shares, respectively. Although the Money Market Trust has adopted Plans with respect to the Advisor Class A, Class B and Class C shares of the Money Market Fund, the Money Market Trust's Board of Trustees and SAFECO Securities have agreed not to implement such Plans at this time. Thus, the Advisor Class A, Class B and Class C shares of the Money Market Fund do not currently pay service or distribution fees to SAFECO Securities under the Money Market Fund Plans. The Money Market Fund Plans will not be implemented unless authorized by the Money Market Trust's Board of Trustees.

Under the Plans, SAFECO Securities will use the service fees primarily to compensate persons selling shares of the Funds for the provision of personal service and/or the maintenance of shareholder accounts. SAFECO Securities will use the distribution fees under the Class B and Class C Plans to offset the commissions it pays to broker-dealers, banks or other financial institutions for selling each Fund's Class B and Class C shares. In addition, SAFECO Securities will use the distribution fees under the Class B and Class C Plans to offset each Fund's marketing costs attributable to the Class B and Class C shares, respectively, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. SAFECO Securities also may use the distribution fee to pay other costs allocated to SAFECO Securities' distribution activities, including acting as shareholder of record, maintaining account records and other overhead expenses. SAFECO Securities, out of its own resources, will pay a brokerage commission equal to 4.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class B shares, and equal to 1.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class C shares. Broker-dealers, banks and other financial institutions who sell Class B shares of the Money Market Fund will receive the 4.00% brokerage commission, and broker-dealers, banks and other financial institutions who sell Class C shares of the Money Market Fund will receive the 1.00% brokerage commission, at the time the shareholder exchanges his or her Money Market Fund Class B or Class C shares, as the case may be, into shares of another Fund.

 Among other things, each Plan provides that (1) SAFECO Securities will submit to each Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved by each Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trusts and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trusts shall be committed to the discretion of the Trustees who are not "interested persons" of the Trusts. In addition to the commissions and concessions described in the prospectus, SAFECO Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria SAFECO Securities establishes from time to time. In connection with such a marketing relationship, SAFECO Securities has agreed to pay WM Financial Services, Inc. additional compensation in the amount of .25% on new sales, other than sales of those Advisor Class A Shares which are sold at net asset value and shares of the Money Market Fund for which only .10% in additional compensation will be paid.

In reporting amounts expended under the Plans to each Trust's Board of Trustees, SAFECO Securities will allocate expenses attributable to the sale of Advisor Class A, Class B and Class C shares to such Advisor Class A, Class B or Class C based on the ratio of sales of shares of such class to the sales of all Advisor Class A, Class B and Class C shares. Expenses attributable to a specific class will be allocated to that class.

In approving the adoption of each Plan, each Trust's Board of Trustees determined that the adoption was in the best interests of the Funds' shareholders.

In the event that a Plan is terminated or not continued with respect to the Advisor Class A, Class B or Class C shares of any Fund, (i) no fees would be owed by a Fund to SAFECO Securities with respect to that class, and (ii) the Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

During the period they are in effect, the Plans and related Agreements obligate the Advisor Class A, Class B and Class C shares of the Funds to which they relate to pay service and distribution fees to SAFECO Securities as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if SAFECO Securities' expenses exceed its service or distribution fees for any class, the Class will not be obligated to pay more than those fees and, if SAFECO Securities' expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund that has implemented a Rule 12b-l Plan will pay the service and distribution fees to SAFECO Securities until either the applicable Plan or Agreement is terminated or not renewed.


(Distribution Arrangements)

For the fiscal year or period ended December 31, 2001, each Fund paid the following Rule 12b-1 fees:

Fund Name                                           Class A               Class B      Class C
---------                                           -------               -------      -------
Growth Opportunities Fund                           $63,000              $129,000       $1,000
Equity Fund                                         $84,000              $179,000       $1,000
Dividend Income Fund                                 $2,000               $13,000       $1,000
Northwest Fund                                      $14,000               $60,000       $1,000
International Fund                                   $3,000               $12,000       $1,000
Balanced Fund                                        $5,000               $20,000          N/A
Small Company Value Fund                             $2,000               $12,000          N/A
Small Company Growth Fund*                           $1,000                $2,000       $1,000
U.S. Value Fund                                      $1,000                $5,000          N/A
U.S. Growth Fund*                                    $1,000                $2,000       $1,000
High-Yield Fund                                      $4,000                $9,000       $1,000
Intermediate-Term U.S. Treasury Fund                 $3,000                $8,000          N/A
U.S. Government Fund                                 $1,000                $1,000          N/A
Managed Bond Fund                                    $2,000                $9,000          N/A
California Tax-Free Income Fund                      $2,000               $13,000          N/A
Municipal Bond Fund                                  $3,000               $11,000          N/A
Intermediate-Term Municipal Bond Fund                   N/A                   N/A          N/A
Money Market Fund                                       N/A                   N/A          N/A
Tax-Free Money Market Fund                              N/A                   N/A          N/A

*Class A, B and C shares were not offered by the Small Company Growth and U.S.
Growth Funds until October, 31, 2001.

Actual Rule l2b-1 fees by category paid by each Fund with regard to the Class A shares during the fiscal year or period ended December 31, 2001 are as follows:

Class A                                                                                  Dividend
                             Growth Opportunities Fund           Equity Fund          Income Fund           Northwest Fund
Advertising                                     $5,000                $4,000               $3,000                   $5,000

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)                                  $10,000               $10,000               $9,000                   $9,000

Seminars                                          None                  None                 None                     None

Compensation to
Underwriters to
partially offset other
marketing expenses                                None                  None                 None                     None

Compensation to Dealers
                                               $63,000               $84,000               $2,000                   14,000
Compensation to Sales
Personnel                                         None                  None                 None                     None












                                                                                   Small Company     Small Company Growth
Class A                        International Fund          Balanced Fund               Value Fund                    Fund*
-------                        ------------------          --------------              ----------                    -----
Advertising                                $4,000                  $2,000                  $3,000                    None

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other                                                                                               $4000
than to current
shareholders)                              $8,000                  $8,000                  $8,000

Seminars                                     None                    None                    None                    None

Compensation to
Underwriters to
partially offset other                                                                                               None
marketing expenses                           None                    None                    None

Compensation to Dealers                                                                                            $1,000
                                           $3,000                  $5,000                  $2,000
Compensation to Sales
Personnel                                    None                    None                    None                    None




                                                                                                   Intermediate-Term U.S.
Class A                           U.S. Value Fund        U.S Growth Fund*         High-Yield Fund            Treasury Fund
-------                           ---------------        ----------------         ---------------            -------------
Advertising                                  None                    None                  $4,000                   $4,000

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)                              $7,000                  $4,000                  $8,000                   $9,000

Seminars                                     None                    None                    None                     None

Compensation to
Underwriters to
partially offset other
marketing expenses                           None                    None                    None                     None

Compensation to Dealers
                                           $1,000                  $1,000                  $4,000                    $3000
Compensation to Sales
Personnel                                    None                    None                    None                     None


*Class A shares of Small Company Growth Fund and U.S. Growth Fund were not offered until October 31, 2001.



                                                                             California Tax-Free
Class A                       U.S. Government Fund*      Managed Bond Fund            Income Fund      Municipal Bond Fund
-------                       --------------------       -----------------            -----------      -------------------
Advertising                                  $1,000                 $2,000                 $1,000                   $4,000

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)                                $7,000                 $7,000                 $7,000                   $9,000

Seminars                                       None                   None                   None                     None

Compensation to
Underwriters to
partially offset other
marketing expenses                             None                   None                   None                     None
Compensation to Dealers
                                               None                 $2,000                 $2,000                    $3000
Compensation to Sales
Personnel                                      None                   None                   None                     None



Class A                         Money Market Fund
-------                         -----------------
Advertising                                $2,000

Printing and Mailing
prospectuses,
semi-annual reports and
annual reports (other
than to current
shareholders)                              $9,000

Seminars                                     None

Compensation to
Underwriters to
partially offset other
marketing expenses
                                             None
Compensation to Dealers
                                             None
Compensation to Sales
Personnel                                    None


Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class B shares during the year or period ended December 31, 2001 are as follows:

                                       Growth Opportunities                                  Dividend       Northwest
Class B                                                 Fund          Equity Fund         Income Fund            Fund
-------                                                 ----          -----------         -----------            ----
Advertising                                           $4,000               $4,000              $5,000          $4,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                $10,000              $10,000              $9,000          $9,000

Seminars                                                None                 None                None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None            None

Compensation to Dealers                              $32,000              $45,000              $3,000         $15,000

Compensation to Sales                                $38,000              $54,000              $2,000         $30,000
Personnel







                                                                                     Small Company         Small Co.
                           Class B       International Fund         Balanced Fund        Value Fund      Growth Fund*
                           -------       -------------------        -------------        ----------      ------------
Advertising                                           $4,000               $2,000            $5,000            $1,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                 $8,000               $8,000            $8,000             $4000

Seminars                                                None                 None              None              None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None              None              None

Compensation to Dealers                               $3,000               $5,000            $3,000              None

Compensation to Sales Personnel                      $77,000               $9,000            $4,000              None









                                                                U.S. Growth Fund*          High-Yield    Intermediate Term
Class B                                     U.S. Value Fund                                     Fund    U.S. Treasury Fund
-------                                     ----------------                                    -----   ------------------
Advertising                                           $1,000               $1,000              $4,000                $1,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                 $7,000                $4000              $8,000                $7,000

Seminars                                                None                 None                None                  None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None                  None

Compensation to Dealers                               $1,000                 None              $2,000                $2,000

Compensation to Sales Personnel                       $4,000                 None              $3,000                $5,000


                                                               Managed Bond Fund    Municipal Bond       California Tax-Free
Class B                                U.S. Government Fund*                                   Fund                Income Fud
-------                                --------------------                                    ----                ----------
Advertising                                           $1,000               $2,000            $3,000                  $3,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                 $7,000               $8,000            $9,000                  $9,000

Seminars                                                None                 None              None                    None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None              None                    None

Compensation to Dealers                                 None               $2,000            $3,000                  $3,000

Compensation to Sales
Personnel                                             $1,000              $12,000            $3,000                 $12,000


Class B                                 Money Market
                                                Fund
Advertising                                    $2,000

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                          $9,000

Seminars                                         None

Compensation to Underwriters to
partially offset other marketing
expenses                                         None

Compensation to Dealers                          None

Compensation to Sales
Personnel                                      $1,000

*Class B shares of the Small Company Growth Fund and the U.S. Growth Fund were not offered until October 31, 2001.


Actual Rule 12b-1 fees by category paid by each Fund with regard to the Class C shares during the year or period ended December 31, 2001.


Class C                                Growth Opportunities                                 Dividend   Northwest Fund
                                                        Fund          Equity Fund         Income Fund
Advertising                                             None                 None                None            None

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                 $3,000               $3,000              $3,000          $3,000

Seminars                                                None                 None                None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None            None

Compensation to Dealers                                 None                 None                None            None

Compensation to Sales
Personnel                                               None                 None                None            None


Class C                                                            Small Company    U.S. Growth Fund*      High-Yield
                                         International Fund          Growth Fund*                                Fund
Advertising                                             None                 None                None            None

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                                 $3,000               $3,000              $3,000          $3,000

Seminars                                                None                 None                None            None

Compensation to Underwriters to
partially offset other marketing
expenses                                                None                 None                None            None

Compensation to Dealers                                 None                 None                None            None

Compensation to Sales
Personnel                                               None                 None                None            None






Class C                             Money Market
                                    Fund
Advertising                                      None

Printing and Mailing
prospectuses, semi-annual reports
and annual reports (other than to
current shareholders)                          $3,000

Seminars                                         None

Compensation to Underwriters to
partially offset other marketing
expenses                                         None

Compensation to Dealers                          None

Compensation to Sales
Personnel                                        None

*Class C shares of the Small Company Growth Fund and the U.S. Growth Fund were not offered until October 31, 2001.



The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by SAFECO Securities during the fiscal years or periods ended December 31, 2001, December 31, 2000 and December 31, 1999.


                               2001             2001              2000             2000             1999              1999
                                              Amount                             Amount                    Amount Retained
Fund Name              Sales Charge        Retained       Sales Charge        Retained      Sales Charge
---------              ------------        ---------      ------------        ---------     ------------
Growth                      $62,000           $8,000          $121,000           $7,000         $150,000           $11,000
Opportunities Fund
Equity Fund                 $55,000           $8,000          $119,000          $22,000         $267,000           $33,000
Dividend Income              $2,000               $0            $3,000               $0          $22,000            $3,000
Fund
Northwest Fund              $23,000           $3,000           $81,000          $11,000          $37,000            $5,000
International Fund          $44,000           $8,000            $6,000           $1,000           $9,000            $1,000
Balanced Fund                $5,000           $1,000            $7,000           $1,000          $37,000            $3,000
Small Company                $5,000           $1,000            $3,000               $0          $10,000            $1,000
Value Fund
Small Company                $2,000               $0               N/A              N/A              N/A               N/A
Growth Fund*
U.S. Value Fund              $2,000               $0            $2,000               $0           $5,000            $1,000
U.S. Growth Fund*            $1,000               $0               N/A              N/A              N/A               N/A











                               2001             2001              2000             2000             1999              1999
                                              Amount                             Amount                    Amount Retained
Fund Name              Sales Charge        Retained       Sales Charge        Retained      Sales Charge
---------              ------------        ---------      ------------        ---------     ------------
High-Yield Fund             $12,000           $2,000           $14,000           $4,000          $23,000            $3,000
Intermediate-                $6,000           $1,000            $2,000               $0           $6,000            $1,000
Term U.S Treasury
Fund
U.S. Government              $1,000               $0                $0               0%              N/A               N/A
Fund*
Managed Bond Fund            $9,000           $1,000            $6,000           $3,000           $6,000            $1,000
California
Tax-Free Income                  $0               $0            $2,000               $0          $10,000            $1,000
Fund
Municipal Bond              $11,000           $3,000           $10,000           $1,000           $4,000                $0
Fund
Money Market Fund               N/A              N/A               N/A              N/A              N/A               N/A

*Class A shares of the U.S. Government Fund were not offered until May 1, 2000.
Class A shares of the Small Company Growth and U.S. Growth Funds were not offered until October 31, 2001.

The following chart reflects the contingent deferred sales charges paid by Advisor Class A, Class B and Class C shareholders on redemptions during the fiscal years or periods ended December 31, 2001, 2000 and 1999:

Fund Name                                                          2001             2000              1999
---------                                                          ----             ----              ----
Growth Opportunities Fund*                                      $30,000          $36,000           $72,000
Equity Fund*                                                    $43,000          $88,000           $81,000
Dividend Income Fund*                                            $2,000           $2,000            $5,000
Northwest Fund*                                                 $26,000          $68,000            $4,000
International Fund*                                            $146,000           $6,000            $2,000
Balanced Fund                                                    $6,000           $8,000           $17,000
Small Company Value Fund                                         $2,000           $4,000            $2,000
Small Company Growth Fund*                                           $0              N/A               N/A
U.S. Value Fund                                                  $3,000           $2,000            $2,000
U.S. Growth Fund*                                                    $0              N/A               N/A
High-Yield Fund*                                                 $2,000           $3,000            $5,000
Intermediate-Term U.S. Treasury Fund                             $2,000           $1,000            $4,000
U.S. Government Fund*                                                $0               $0               N/A
Managed Bond Fund                                               $11,000               $0            $1,000
California Tax-Free Income Fund                                 $33,000          $25,000            $1,000
Municipal Bond Fund                                             $40,000           $2,000            $1,000
Money Market Fund*                                                  N/A              N/A               N/A

*Class C shares were not offered until May 1, 2000. Class A and B shares of the U.S. Government Fund were not offered until May 1, 2000. Class A, B and C shares of the Small Company Growth and U.S. Growth Fund were not offered until October
31, 2001.


Administration and Accounting Agreement. The Administration and Accounting
Agreement between each Fund and SAM is a service contract and not an investment advisory agreement (the "Agreement"). Under the Agreement, SAM will serve as each Fund's accounting agent and administrator, performing such functions as:
calculate the net asset value of each Fund's accounting agent and financial records, prepare the financial statements semiannually, making regulatory filings, and coordinate contractual relationships and communications between each Fund and its service providers. Under the Agreement, each Fund will pay SAM an administrative services fee of 0.05% of the average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter, and an accounting fee of 0.04% of its average daily net assets up to the first $200,000,000 and 0.01% of its net assets thereafter.

 The following table shows the fees paid by the following Funds to SAM during the fiscal year or period ended December 31, 2001, December 31, 2000 and the period May 1, 1999 to December 31, 1999.

                                                                                          From Date of Agreement
                                              Fiscal Year ended     Fiscal Year ended           (May 1, 1999) to
Fund Name                                     December 31, 2001     December 31, 2000          December 31, 1999
Growth Opportunities Fund                              $285,000              $292,000                   $219,000
Equity Fund                                            $390,000              $494,000                   $408,000
Dividend Income Fund                                   $172,000              $188,000                   $139,000
Northwest Fund                                          $94,000              $125,000                    $48,000
International Fund                                      $28,000               $37,000                    $19,000
Balanced Fund                                           $17,000               $17,000                    $14,000
Small Company Value Fund                                $27,000               $25,000                    $17,000
Small Company Growth Fund*                               $1,000                   N/A                        N/A
U.S. Value Fund                                          $8,000                $9,000                     $7,000
U.S. Growth Fund*                                        $1,000                   N/A                        N/A
High-Yield Fund                                         $54,000               $56,000                    $48,000
Intermediate-Term U.S. Treasury Fund                    $20,000               $18,000                    $13,000
U.S. Government Fund*                                   $39,000               $34,000                    $26,000
Managed Bond Fund                                        $8,000                $7,000                     $5,000
California Tax-Free Income Fund                         $85,000               $82,000                    $63,000
Municipal Bond Fund                                    $246,000              $234,000                   $164,000
Intermediate-Term Municipal Bond Fund                   $14,000               $13,000                     $9,000
Money Market Fund                                      $189,000              $187,000                   $127,000
Tax-Free Money Market Fund                              $68,000               $67,000                    $48,000


Custodian. State Street Bank and Trust Company, 1776 Heritage Drive, North
Quincy, Massachusetts, 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with each Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New
York, is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A., has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Independent Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle,
Washington 98104, is the independent auditor of each Fund's financial statements.

Transfer Agent. SAFECO Services Corporation, 10865 Willows Rd. NE, Redmond,
Washington 98052, is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Advisor Class A, Class B, Class C and
Investor Class shares of each Fund under an agreement with each Trust. SAFECO
Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Advisor
Class A, Class B, Class C and Investor Class shareholders, records of transactions involving each Fund's Advisor Class A, Class B, Class C and
Investor Class shares, and the compilation, distribution, or reinvestment of income dividends and capital gain distributions.

SAFECO Services is paid a fee for these services equal to $28.00 per Stock Fund shareholder account, $32.00 per Bond Fund, Tax-Exempt Bond Fund and Managed Bond
Fund shareholder account, and $34.00 per Money Market Fund shareholder account, but not to exceed .30% of each such Fund's average net assets.

The  following  table  shows  the fees  paid by the  following  Funds to  SAFECO
Services during the fiscal years ended December 31, 2001, December 31, 2000, and
December 31, 1999:

                                                  Fiscal Year or Period                                   Fiscal Year Ended
                                                                  Ended         Fiscal Year Ended
Fund Name                                             December 31, 2001         December 31, 2000         December 31, 1999
---------                                             -----------------         -----------------         -----------------

Growth Opportunities Fund                                    $1,969,000                $2,267,000                $3,113,000
Equity Fund                                                  $2,851,000                $3,715,000                $4,329,000
Dividend Income Fund                                           $426,000                  $559,000                  $716,000
Northwest Fund                                                 $305,000                  $348,000                  $216,000
International Fund                                              $97,000                  $122,000                   $83,000
Balanced Fund                                                   $54,000                   $59,000                   $68,000
Small Company Value Fund                                        $89,000                   $85,000                   $92,000
U.S. Value Fund                                                 $21,000                   $24,000                   $26,000
High-Yield Fund                                                $133,000                  $144,000                  $167,000
Intermediate-Term U.S. Treasury Fund                            $38,000                   $51,000                   $56,000
U.S. Government Fund*                                           $67,000                   $72,000                   $82,000
Managed Bond Fund                                               $18,000                   $17,000                   $15,000
California Tax- Free Income Fund                                $73,000                   $74,000                   $87,000
Municipal Bond Fund                                            $286,000                  $279,000                  $318,000
Intermediate-Term Municipal Bond Fund                            $9,000                    $9,000                   $11,000
Money Market Fund                                              $629,000                  $713,000                  $693,000
Tax-Free Money Market Fund                                      $47,000                   $51,000                   $58,000


BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Funds may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices.
Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchange of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United
States.

SAM determines the broker-dealers through whom securities transactions for the Funds are executed. SAM may select a broker-dealer who may receive a commission for portfolio transactions exceeding the amount another broker-dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker-dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts,  including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM
in  connection  with  the  specific   account  that  paid   commissions  to  the
broker-dealer  providing such services.  SAM does not acquire research  services through the  generation  of credits with respect to  principal  transactions  or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically.
Such evaluation includes a review of what competing broker-dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the following Funds for the fiscal years or periods ended December 31, 2001, December 31, 2000 and December 31, 1999:

                                                  Fiscal Year or Period
                                                                  Ended         Fiscal Year Ended         Fiscal Year Ended
Fund Name                                             December 31, 2001         December 31, 2000         December 31, 1999
---------                                             -----------------         -----------------         -----------------
Growth Opportunities Fund                                      $834,000                $1,023,000                $1,533,000
Equity Fund                                                    $983,000                $1,597,000                $1,453,000
Dividend Income Fund                                           $285,000                  $344,000                  $413,000
Northwest Fund                                                  $98,000                   $85,000                   $83,000
International Fund                                             $142,000                   $38,000                   $35,000
Balanced Fund                                                   $11,000                   $17,000                   $19,000
Small Company Value Fund                                       $119,000                   $77,000                  $126,000
Small Company Growth Fund*                                       $8,000                       N/A                       N/A
U.S. Value Fund                                                  $9,000                   $13,000                   $14,000
U.S. Growth Fund*                                                $3,000                       N/A                       N/A
*Inception date of the Funds is October 31, 2001


TAX INFORMATION

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a "regulated investment company" (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Fund (1) must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) plus its net income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), (2) must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (3) must satisfy certain diversification requirements. Each Fund intends to satisfy all such requirements, including making sufficient distributions to shareholders to relieve it from liability for federal income tax and the federal excise tax described below.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) and distributions that otherwise would be "exempt-interest dividends," described below, as dividends (that is ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

All or part of the dividends paid by a Fund will qualify as "exempt-interest dividends," and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); each Tax-Exempt Bond Fund and the Tax-Free Money Market Fund (collectively "Tax-Exempt Funds") intends to continue to satisfy this requirement. The aggregate dividends excludable from a Tax-Exempt Bond Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of dividends from a Tax-Exempt Bond Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

The Funds will be subject to a 4% nondeductible federal excise tax ("Excise Tax") on certain amounts not distributed on a timely basis in accordance with annual minimum distribution requirements. The Funds intend to seek to avoid the excise tax liability by satisfying the distribution requirements.

If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of exempt-interest dividends received on those shares and any part of the loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution (other than an exempt-interest dividend) the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 30% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and those distributions payable to such shareholders who otherwise are subject to backup withholding.

No portion of the dividends or other distributions paid by any Fund other than a series of the Common Stock Trust is eligible for the dividends-received deduction allowed to corporations.

SPECIAL TAX CONSIDERATIONS - INVESTMENT IN DERIVATIVES
(ALL FUNDS)

Purchasing and writing (selling) options involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options derived by a Fund with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Fund expires, the Fund realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option or short sale or, in the case of the International Fund, a futures or forward contract) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

SPECIAL TAX CONSIDERATIONS - HEDGING

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Funds with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures and foreign currency contracts in which the International Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by a Fund at the end of each taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. The Funds may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that a Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under that section any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

SPECIAL TAX CONSIDERATIONS - INVESTMENT IN FOREIGN SECURITIES

The International Fund and any other Fund that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

The International Fund intends to make an election that will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund. Pursuant to this election, which the International Fund may make if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund would treat foreign income and withholding taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as the shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Gains or losses resulting from exchange rate fluctuations between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward currency contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If a Fund's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of a shareholder's shares, resulting in a higher capital gain or lower capital loss when the shareholder sells the shares.

PFICs. Certain Funds may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder that, in general, meets either of the following tests: (l) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" (QEF), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

SPECIAL TAX CONSIDERATIONS - HIGH-YIELD FUND, INTERMEDIATE-TERM U.S TREASURY FUND, U.S. GOVERNMENT FUND AND MANAGED BOND FUND

The High-Yield and Managed Bond Funds may acquire zero coupon or other securities issued with original issue discount (OID). As a holder of such securities, each Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the High-Yield Fund must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

SPECIAL TAX CONSIDERATIONS - TAX-EXEMPT BOND FUNDS

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Exempt Bond Fund generally is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisors before purchasing shares of any Tax-Exempt Bond Fund. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

Each Tax-Exempt Bond Fund may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with OID, the sum of its issue price plus accrued OID ("municipal market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times and (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above. A Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

In the future, proposals may be introduced before Congress for the purpose of restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Tax-Exempt Bond Fund and the value of its portfolio would be affected. In that event, each Tax-Exempt Bond Fund would review its investment objectives and policies.

CALIFORNIA STATE AND LOCAL TAX MATTERS

If the California Tax-Free Income Fund maintains at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax, individual shareholders of the Fund who are subject to California personal income tax will not be required to include in their California gross income that portion of their dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax. Distributions to such individual shareholders derived from interest on municipal obligations issued by governmental authorities in states other than California, net short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. Distributions to individual shareholders who are subject to California personal income tax that derive from interest, dividends, net short-term capital gains and other ordinary income by a Fund that does not maintain at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax will be taxed in their entirety as dividends for purposes of California personal income taxation. Each Fund's distributions of net capital gain for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the California Tax-Free Income Fund generally will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.

Generally corporate shareholders of a Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt-interest, capital gains and other taxable income, if any, as income subject to such tax.

A Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain it distributes to its shareholders.

Shares of a Fund will be exempt from local property taxes in California.

The foregoing is a general, abbreviated summary of certain provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of a Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their tax advisors for more detailed information concerning California tax matters.

SIGNIFICANT PORTFOLIO TURNOVER

During 2001, the International and High-Yield Funds experienced higher than normal sales and redemptions of Fund shares causing increased purchases and sales of underlying portfolio securities.

CAPITAL LOSS CARRYFORWARDS

At December 31, 2001, these Funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                   Amount (in thousands)        Expiration Dates
  Growth Opportunities Fund                                       $15,014              2008-2009
  Equity Fund                                                     $30,060                   2009
  Dividend Income Fund                                               $761              2008-2009
  Northwest Fund                                                   $4,680              2008-2009
  International Fund                                               $3,296                   2009
  Balanced Fund                                                       $93              2008-2009
  Small Company Value Fund                                         $7,479              2006-2009
  U.S. Value Fund                                                    $217              2008-2009
  High-Yield Fund                                                 $17,480              2008-2009
  Intermediate-Term U.S. Treasury Fund                                $52              2008-2009
  U.S. Government Fund                                             $2,919              2002-2009
  Managed Bond Fund                                                  $217              2007-2009


RETIREMENT PLANS

Shares of any Fund (other than a Tax-Exempt Bond Fund and Tax-Free Money Market
Fund) may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A, or 530 of the Code, as well as for qualified retirement plans described in Code section 401 and custodial accounts complying with Code section 403(b)(7). Different tax treatment, including penalties and certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts that maintain a qualified tax status. Shareholders should consult their tax advisers for more information.

WITHHOLDING. Eligible rollover distributions from qualified retirement plans and 403(b)(7) accounts are subject to mandatory income tax withholding at a rate of 20% unless the distribution is directly rolled over to an eligible retirement plan or to an IRA. Distributions that do not qualify as eligible rollover distributions and distributions from IRAs are generally subject to income tax withholding at a rate of 10% or, unless the participant holder elects to waive or increase the withholding. If it is reasonable to believe that a distribution is non-taxable, such as certain distributions from Roth IRAs, the distribution is exempt from withholding. Withholding is not required for distributions from a Coverdell Education Savings Account.

FINANCIAL STATEMENTS

The following financial statements of each Trust and the report thereon of Ernst &Young LLP, independent auditor, are included in each respective Trust's 2001 Annual Report (filed electronically for each Trust on February 28, 2002, file numbers 811-03347, 811-06667, 811-06167, 811-05574, and 811-07300), and are
incorporated herein by reference.

          Portfolio of Investments as of December 31, 2001
          Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Year Ended December 31,
           2001 and December 31, 2000
          Notes to Financial Statements

Copies of each Trust's Annual Report for shares of the Advisor Class A, Advisor Class B, and Advisor Class C and the No-Load Class (renamed "Investor" Class effective May 1, 2002), accompany this SAI. Additional copies may be obtained by writing to the address on the first page of this SAI or by calling SAFECO Services. To request information on Advisor Class A, Class B and Class C shares, call nationwide at l-800-528-6501. To request information on Investor Class shares, call nationwide at 1-800-624-5711.

DESCRIPTION OF RATINGS

Ratings by Moody's, S&P and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established  industries.

          o    High  rates  of  return  on  funds   employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2 -- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates that an issue ranks in the lower end of its generic rating category.

S&P
Please see rating definitions for S&P under "Bond Ratings."

BOND RATINGS

MOODY'S

Investment Grade:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Investment Grade:

AAA --An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade :

BB, B, CCC -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C -- A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): To provide more detailed indications of quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


FITCH

Investment Grade:

AAA - AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Below Investment Grade:

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at BB, to a significant credit risk at B, to a high default risk at CCC, CC and C.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade (MIG).

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 - Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                          SAFECO TAX-EXEMPT BOND TRUST

                                     PART C
                                OTHER INFORMATION

Item 23.     Exhibits
-------      --------

Exhibit
Number       Description of Document                              Page
------       -----------------------                              ----

(1)          Certificate of Trust                                 *
             Amended and Restated Trust Instrument                ***

(2)          Bylaws                                               ***

(3)          Instrument Defining Rights of Security Holders       +

(4)          Form of Amended and Restated Investment
              Advisory Contract                                   +++

(5)          Form of Distribution Agreement                       ***
             Form of Selling Dealer Agreement                     Filed Herewith

(6)          Inapplicable

(7)          Custody Agreement with State Street Bank             **
              and Trust Company

(8)          Form of Transfer Agent Agreement                     ++++
             Form of Administration and Fund Accounting           +++
              Agreement

(9)          Opinion of Counsel                                   ++

(10)         Consent of Independent Auditors                      Filed Herewith

(11)         Inapplicable

(12)         Subscription Agreement                               *

(13)         Rule 12b-1 Plan (Advisor Class A)                    ***
             Rule 12b-1 Plan (Advisor Class B)                    ***

(14)         Financial Data Schedules                             not applicable

(15)         Rule 18f-3 Plan                                      ***

(16)         Code of Ethics                                       Filed Herewith


+ Incorporating by reference the relevant disclosure from Exhibits (1) and (2).

++ Filed as an exhibit to Post-Effective Amendment No. 12 filed with the SEC on or about April 25, 1998.

+++ Filed as an exhibit to Post Effective Amendment No. 14 filed with the SEC on April 30, 1999.

++++ Filed as an exhibit to Post Effective Amendment No. 18 filed with the SEC on April 30, 2001.

* Filed as an exhibit to Post-Effective Amendment No. 4 filed with the SEC on May 30, 1995.

** Filed as an exhibit to Post-Effective Amendment No. 10 filed with the SEC on April 30, 1997.

*** Filed as an exhibit to Post Effective Amendment No. 15 filed with the SEC on February 29, 2000.

Item 24.  Persons Controlled By Or Under Common Control With the Fund
-------   -----------------------------------------------------------

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of ten mutual funds: SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, SAFECO U.S. Value Fund, SAFECO U.S. Growth Fund and SAFECO Small Company Growth Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO U.S. Government Fund (formerly SAFECO GNMA Fund) and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of three mutual funds: SAFECO Intermediate-Term

Municipal Bond Fund, SAFECO Municipal Bond Fund, and SAFECO California Tax-Free Income Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: SAFECO Managed Bond Fund. The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio, Small Company Value Portfolio, Bond Portfolio and Money Market Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company, SAFECO Financial Products, Inc. and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Indiana, an Indiana corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc, both Washington corporations, SAFECO Management Corporation, a New York corporation and SAFECO Insurance Company of Oregon, an Oregon corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas and SAFECO General Agency, Inc. both Texas corporations, Financial Institution Solutions, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns

100% of S.C. Bellevue, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation. All subsidiaries are included in consolidated financial statements. In addition, SAFECO Life Insurance Company files a separate financial statement, in connection with its issuance of registered products.

Item 25. Indemnification
-------  ---------------

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the 1934 Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

Under an agreement with its investment advisor ("Amended and Restated Investment Advisory Agreement"), Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26.  Business and Other Connections of Investment Advisor
-------   ----------------------------------------------------

The investment advisor to Registrant, SAM, serves as an advisor to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of an investment company that serve as an investment vehicle for variable insurance products and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 27.  Principal Underwriter
--------  ---------------------

(a) SAFECO Securities, Inc., the principal underwriter for Registrant, also acts as the principal underwriter for each class of each series of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust and SAFECO Resource Series Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B, SAFECO Separate Account C and SAFECO Deferred Variable Annuity Account) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 28.  Location of Accounts and Records
-------   --------------------------------

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170, maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all trades and certain other information relating to the Registrant. SAFECO Asset Management Company maintains certain Registrant accounting and administrative records at 10865 Willows Rd. NE, Redmond, WA 98052. The Registrant's Principal Underwriter, SAFECO Securities Inc., maintains physical possession of records relating to the distribution of shares at 10865 Willows Rd. NE, Redmond, WA 98052. The Registrant's Shareholder records and all other accounts, books or documents relating to the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, are maintained by SAFECO Services Corporation at 10865 Willows Rd. NE, Redmond, WA 98052.


Item 29.  Management Services
-------   -------------------

Inapplicable.

Item 30.  Undertakings
-------   ------------

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Seattle, and State of Washington on the 30th day of April, 2002.

                                         SAFECO TAX EXEMPT BOND TRUST

                                         By:  /s/  ROGER F. HARBIN
                                              --------------------------
                                              Roger F. Harbin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                        Title                                 Date
----                        -----                                 ----

/s/ ROGER F. HARBIN         President and Trustee Principal       April 30, 2002
-------------------           Executive Officer
Roger F. Harbin

RONALD L. SPAULDING*        Vice President and Treasurer          April 30, 2002
--------------------
Ronald L. Spaulding

/s/ DAVID H. LONGHURST      Vice President, Controller and        April 30, 2002
----------------------       Assistant Secretary
David H. Longhurst

/s/ RANDALL H. TALBOT       Chairman and Trustee                  April 30, 2002
---------------------
Randall H. Talbot

BARBARA J. DINGFIELD*       Trustee                               April 30, 2002
---------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*        Trustee                               April 30, 2002
--------------------
Richard E. Lundgren

LARRY L. PINNT*             Trustee                               April 30, 2002
---------------
Larry L. Pinnt

JOHN W. SCHNEIDER*          Trustee                               April 30, 2002
------------------
John W. Schneider


*By  /s/  RANDALL H. TALBOT
     -----------------------------------
     Randall H. Talbot, Attorney-in-Fact